UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDING OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08789

VALIC Company II

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices)            (Zip code)

Kurt Bernlohr

Senior Vice President

The Variable Annuity Life Insurance Company

2929 Allen Parkway

Houston, TX 77019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 831-6133

Date of fiscal year end: August 31

Date of reporting period: November 30, 2012

Item 1. Schedule of Investments.

VALIC Company II Aggressive Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - November 30, 2012 (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 100.0%
Domestic Equity Investment Companies - 60.7%

VALIC Co. I Blue Chip Growth Fund	1,044,103	$13,030,407
VALIC Co. I Dividend Value Fund	3,360,276	34,140,401
VALIC Co. I Mid Cap Strategic Growth Fund	103,813	1,260,295
VALIC Co. I Nasdaq-100 Index Fund	1,536,036	9,876,714
VALIC Co. I Science & Technology Fund†	506,665	8,451,174
VALIC Co. I Small Cap Special Values Fund	781,203	7,507,357
VALIC Co. I Stock Index Fund	2,348,813	62,807,264
VALIC Co. II Capital Appreciation Fund	1,014,911	11,224,916
VALIC Co. II Mid Cap Growth Fund†	505,875	4,239,231
VALIC Co. II Mid Cap Value Fund	1,481,251	26,662,518
VALIC Co. II Small Cap Growth Fund	341,552	4,617,789
VALIC Co. II Small Cap Value Fund	1,229,618	16,206,369

Total Domestic Equity Investment Companies
(cost $182,492,854)		200,024,435

Fixed Income Investment Companies - 14.8%

VALIC Co. I Capital Conservation Fund	576,679	5,974,393
VALIC Co. I Government Securities Fund	611,386	7,030,942
VALIC Co. I Inflation Protected Fund	208,191	2,542,014
VALIC Co. II Core Bond Fund	2,484,718	28,673,647
VALIC Co. II High Yield Bond Fund	555,040	4,357,060

Total Fixed Income Investment Companies
(cost $46,745,871)		48,578,056

International Equity Investment Companies - 18.8%

VALIC Co. I Emerging Economies Fund	5,420,885	42,933,410
VALIC Co. I Foreign Value Fund	491,907	4,314,021
VALIC Co. I International Equities Fund	1,177,429	7,146,996
VALIC Co. I International Growth Fund	650,401	7,447,094

Total International Equity Investment Companies
(cost $58,961,511)		61,841,521

Real Estate Investment Companies - 5.7%

VALIC Co. I Global Real Estate Fund (cost $15,954,494)	2,195,837	18,906,156

TOTAL INVESTMENTS
(cost $304,154,730)(2)	100.0%	329,350,168
Liabilities in excess of other assets	0.0	(8,881)

NET ASSETS	100.0%	$329,341,287

†	Non-income producing security
#	The Aggressive Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
(1)	See Note 4
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$200,024,435	$—	$—	$200,024,435
Fixed Income Investment Companies	48,578,056	—	—	48,578,056
International Equity Investment Companies	61,841,521	—	—	61,841,521
Real Estate Investment Companies	18,906,156	—	—	18,906,156

Total	$329,350,168	$—	$—	$329,350,168

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS - November 30, 2012 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.1%
Agricultural Chemicals - 1.9%

Monsanto Co.	12,220	$1,119,230

Apparel Manufacturers - 0.9%

Under Armour, Inc., Class A†	10,860	562,874

Applications Software - 4.0%

Citrix Systems, Inc.†	7,430	454,419
Intuit, Inc.	11,540	691,361
Red Hat, Inc.†	12,100	597,740
Salesforce.com, Inc.†	4,200	662,214

		2,405,734

Auto/Truck Parts & Equipment-Original - 0.9%

Delphi Automotive PLC†	16,720	568,313

Beverages-Non-alcoholic - 4.0%
Coca-Cola Enterprises, Inc.	24,840	774,511
PepsiCo, Inc.	23,690	1,663,275

		2,437,786

Casino Hotels - 0.8%

Las Vegas Sands Corp.	10,640	496,356

Chemicals-Diversified - 1.5%

PPG Industries, Inc.	7,060	877,346

Chemicals-Specialty - 1.5%

Eastman Chemical Co.	14,680	893,278

Commercial Services-Finance - 3.6%

Mastercard, Inc., Class A	1,980	967,586
Moody’s Corp.	14,410	700,038
Paychex, Inc.	15,570	506,648

		2,174,272

Computers - 4.9%

Apple, Inc.	5,040	2,949,811

Computers-Integrated Systems - 0.6%

Teradata Corp.†	6,360	378,293

Computers-Memory Devices - 2.1%

EMC Corp.†	50,550	1,254,651

Cruise Lines - 0.9%

Royal Caribbean Cruises, Ltd.	14,800	521,700

Diversified Manufacturing Operations - 3.1%

Danaher Corp.	17,760	958,507
Eaton Corp. PLC	18,080	943,053

		1,901,560

E-Commerce/Products - 2.8%

Amazon.com, Inc.†	6,750	1,701,337

E-Commerce/Services - 1.2%
priceline.com, Inc.†	1,130	749,371

Electronic Components-Semiconductors - 3.5%

Broadcom Corp., Class A	20,970	679,008
Texas Instruments, Inc.	34,070	1,004,043
Xilinx, Inc.	12,700	440,055

		2,123,106

Engineering/R&D Services - 1.3%

Fluor Corp.	14,820	786,646

Engines-Internal Combustion - 1.5%

Cummins, Inc.	9,490	931,538

Enterprise Software/Service - 3.1%
Oracle Corp.	59,270	1,902,567

Finance-Credit Card - 1.2%

Discover Financial Services	18,010	749,396

Finance-Other Services - 0.5%
IntercontinentalExchange, Inc.†	2,210	292,052

Food-Misc./Diversified - 1.6%

Kraft Foods Group, Inc.†	11,213	507,052
Mondelez International, Inc., Class A	16,850	436,246

		943,298

Food-Retail - 1.5%

Whole Foods Market, Inc.	9,680	903,725

Internet Content-Information/News - 0.9%

LinkedIn Corp., Class A†	5,020	542,863

Investment Management/Advisor Services - 0.7%

T. Rowe Price Group, Inc.	6,870	444,283

Medical Information Systems - 0.8%

Cerner Corp.†	6,010	464,092

Medical-Biomedical/Gene - 5.6%

Alexion Pharmaceuticals, Inc.†	5,870	563,637
Biogen Idec, Inc.†	4,590	684,323
Gilead Sciences, Inc.†	14,920	1,119,000
Illumina, Inc.†	12,600	676,746
Vertex Pharmaceuticals, Inc.†	8,030	319,514

		3,363,220

Medical-Drugs - 3.1%

Allergan, Inc.	6,430	596,383
Bristol-Myers Squibb Co.	20,600	672,178
Eli Lilly & Co.	11,760	576,710

		1,845,271

Medical-Generic Drugs - 1.2%

Watson Pharmaceuticals, Inc.†	7,900	695,279

Medical-HMO - 0.6%

WellCare Health Plans, Inc.†	7,170	346,096

Medical-Wholesale Drug Distribution - 1.4%

McKesson Corp.	9,000	850,230

Metal Processors & Fabrication - 1.7%

Precision Castparts Corp.	5,740	1,052,659

Multimedia - 2.2%

News Corp., Class A	25,040	616,986
Viacom, Inc., Class B	14,050	725,120

		1,342,106

Oil Companies-Exploration & Production - 1.8%

EOG Resources, Inc.	9,430	1,109,157

Oil Field Machinery & Equipment - 0.7%

National Oilwell Varco, Inc.	6,580	449,414

Oil-Field Services - 1.9%

Schlumberger, Ltd.	16,350	1,170,987

Retail-Apparel/Shoe - 2.7%

Limited Brands, Inc.	8,720	454,748
PVH Corp.	5,970	684,102
Urban Outfitters, Inc.†	12,550	473,135

		1,611,985

Retail-Building Products - 2.0%

Home Depot, Inc.	18,730	1,218,761

Retail-Discount - 2.8%

Dollar General Corp.†	8,340	417,000

Wal-Mart Stores, Inc.	17,350	1,249,547

		1,666,547

Retail-Major Department Stores - 0.7%

Nordstrom, Inc.	7,850	424,606

Retail-Regional Department Stores - 0.8%

Macy’s, Inc.	13,040	504,648

Retail-Restaurants - 1.2%

Starbucks Corp.	13,850	718,399

Retail-Sporting Goods - 0.7%

Dick’s Sporting Goods, Inc.	7,760	407,478

Semiconductor Components-Integrated Circuits - 4.4%

Analog Devices, Inc.	20,040	813,624
QUALCOMM, Inc.	29,080	1,850,070

		2,663,694

Software Tools - 0.6%

VMware, Inc., Class A†	3,800	345,610

Therapeutics - 0.6%

Onyx Pharmaceuticals, Inc.†	5,130	387,161

Tobacco - 3.1%

Philip Morris International, Inc.	20,800	1,869,504

Transport-Rail - 2.0%

Union Pacific Corp.	9,750	1,197,105

Transport-Services - 1.3%

FedEx Corp.	8,470	758,319

Web Portals/ISP - 3.7%

Google, Inc., Class A†	3,180	2,220,817

Total Long-Term Investment Securities
(cost $52,203,176)		59,294,531

SHORT-TERM INVESTMENT SECURITIES - 1.8%
Time Deposits - 1.8%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/03/2012 (cost $1,086,000)	$1,086,000	1,086,000

TOTAL INVESTMENTS
(cost $53,289,176)(1)	99.9%	60,380,531
Other assets less liabilities	0.1	69,448

NET ASSETS	100.0%	$60,449,979

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund's net assets as of November 30, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Medical-Biomedical/Gene	$3,363,220	$—	$—	$3,363,220
Other Industries*	55,931,311	—	—	55,931,311
Short-Term Investment Securities:
Time Deposits	—	1,086,000	—	1,086,000

Total	$59,294,531	$1,086,000	$—	$60,380,531

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Conservative Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - November 30, 2012 (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 100.0%
Domestic Equity Investment Companies - 25.5%

VALIC Co. I Blue Chip Growth Fund	344,482	$4,299,133
VALIC Co. I Dividend Value Fund	994,819	10,107,362
VALIC Co. I Nasdaq-100 Index Fund	134,089	862,191
VALIC Co. I Science & Technology Fund†	50,070	835,174
VALIC Co. I Small Cap Special Values Fund	139,733	1,342,832
VALIC Co. I Stock Index Fund	735,802	19,675,354
VALIC Co. II Capital Appreciation Fund	270,158	2,987,948
VALIC Co. II Mid Cap Growth Fund†	96,324	807,191
VALIC Co. II Mid Cap Value Fund	473,633	8,525,398
VALIC Co. II Small Cap Growth Fund	24,946	337,269
VALIC Co. II Small Cap Value Fund	306,645	4,041,582

Total Domestic Equity Investment Companies
(cost $50,094,174)		53,821,434

Fixed Income Investment Companies - 65.4%

VALIC Co. I Capital Conservation Fund	933,084	9,666,751
VALIC Co. I Government Securities Fund	629,131	7,235,004
VALIC Co. I Inflation Protected Fund	1,439,718	17,578,962
VALIC Co. I International Government Bond Fund	217,485	2,922,993
VALIC Co. II Core Bond Fund	4,330,099	49,969,345
VALIC Co. II High Yield Bond Fund	1,893,959	14,867,581
VALIC Co. II Strategic Bond Fund	2,983,171	35,977,041

Total Fixed Income Investment Companies
(cost $130,775,234)		138,217,677

International Equity Investment Companies - 7.0%

VALIC Co. I Emerging Economies Fund	1,396,469	11,060,038
VALIC Co. I Foreign Value Fund	151,673	1,330,170
VALIC Co. I International Equities Fund	146,899	891,678
VALIC Co. I International Growth Fund	131,752	1,508,556

Total International Equity Investment Companies
(cost $14,214,452)		14,790,442

Real Estate Investment Companies - 2.1%

VALIC Co. I Global Real Estate Fund (cost $3,884,562)	517,213	4,453,203

TOTAL INVESTMENTS
(cost $198,968,422)(2)	100.0%	211,282,756
Liabilities in excess of other assets	0.0	(3,092)

NET ASSETS	100.0%	$211,279,664

†	Non-income producing security
#	The Conservative Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
(1)	See Note 4
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund's net assets as of November 30, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$53,821,434	$—	$—	$53,821,434
Fixed Income Investment Companies	138,217,677	—	—	138,217,677
International Equity Investment Companies	14,790,442	—	—	14,790,442
Real Estate Investment Companies	4,453,203	—	—	4,453,203

Total	$211,282,756	$—	$—	$211,282,756

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS - November 30, 2012 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
ASSET BACKED SECURITIES - 5.8%
Diversified Financial Services - 5.8%

Ally Auto Receivables Trust Series 2012-5, Class A4 0.85% due 01/16/2018	$700,000	$702,053
AmeriCredit Automobile Receivables Trust Series 2012-3, Class B 1.59% due 07/10/2017	540,000	546,650
Banc of America Alternative Loan Trust Series 2004-10, Class 1CB1 6.00% due 11/25/2034(1)	200,984	197,022
Banc of America Funding Corp. FRS Series 2006-A, Class 1A1 2.69% due 02/20/2036(1)	461,076	456,098
Banc of America Funding Corp. Series 2005-8, Class 1A1 5.50% due 01/25/2036(1)	959,058	969,789
Banc of America Funding Corp. Series 2006-3, Class 5A5 5.50% due 03/25/2036(1)	426,822	429,999
Banc of America Funding Corp. Series 2005-8, Class 2A4 6.00% due 01/25/2036(1)	89,924	89,363
Banc of America Funding Corp. Series 2006-2, Class 2A22 6.00% due 03/25/2036(1)	529,000	528,311
Bear Stearns ALT-A Trust FRS Series 2005-1, Class A1 0.77% due 01/25/2035(1)	255,377	240,200
Bear Stearns Asset Backed Securities Trust FRS Series 2004-HE11, Class M1 0.80% due 12/25/2034	566,066	561,546
Cabela’s Master Credit Card Trust Series 2012-2A, Class A1 1.45% due 06/15/2020*	290,000	294,548
Cajun Global LLC Series 2011-1A, Class A2 5.96% due 02/20/2041*	842,114	901,164
Capital One Multi-Asset Execution Trust Series 2005-B1, Class B1 4.90% due 12/15/2017	200,000	215,256
CIT Equipment Collateral Series 2012-VT1, Class C 2.55% due 09/20/2016*	103,000	103,603
Citicorp Mtg. Securities, Inc. Series 2006-2, Class 1A8 5.75% due 04/25/2036(1)	410,861	411,020
Citicorp Mtg. Securities, Inc. Series 2006-4, Class 1A2 6.00% due 08/25/2036(1)	221,761	227,649
Commercial Mtg. Pass Through Certs. VRS Series 2007-C9, Class A4 5.99% due 12/10/2049(2)	1,500,000	1,791,651
Countrywide Alternative Loan Trust Series 2004-24CB, Class 1A1 6.00% due 11/25/2034(1)	550,377	546,307
Countrywide Asset-Backed Certs. FRS Series CWL 2004-6, Class 1A2 0.58% due 12/25/2034	337,314	320,161
Countrywide Asset-Backed Certs. FRS Series 2004-BC2, Class M2 1.79% due 02/25/2034	337,046	313,924
Countrywide Home Loan Mtg. Pass Through Trust. Series 2005-12, Class 2A4 5.50% due 05/25/2035(1)	864,208	870,524
Discover Card Master Trust Series 2007-A1, Class A1 5.65% due 03/16/2020	1,200,000	1,460,078
Enterprise Fleet Financing LLC Series 2012-2, Class A3 0.93% due 04/20/2018*	550,000	551,204
Fairway Outdoor Funding LLC Series 2012-1, Class A2 4.21% due 10/15/2042*	800,000	815,743
Ford Credit Auto Owner Trust Series 2012-C, Class B 1.27% due 12/15/2017	870,000	878,711
GS Mtg. Securities Corp II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(2)	848,000	867,502
HLSS Servicer Advance Receivables Backed Notes Series 2012-T2, Class A1 1.34% due 10/15/2043*	680,000	681,019
Huntington Auto Trust Series 2012-2, Class B 1.07% due 02/15/2018	265,000	265,097
Icon Brands Holdings LLC Series 2012-1A, Class A 4.23% due 01/25/2043*(9)	650,000	657,696
LB-UBS Commercial Mtg. Trust Series 2007-C1, Class A4 5.42% due 02/15/2040(2)	2,000,000	2,329,056
LB-UBS Commercial Mtg. Trust VRS Series 2006-C4, Class A4 5.87% due 06/15/2038(2)	750,000	865,853
Marriott Vacation Club Owner Trust Series 2009-2A, Class A 4.81% due 07/20/2031*	416,350	434,064
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class A2 1.87% due 11/15/2045(2)	500,000	515,003
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class A2 1.97% due 08/15/2045(2)	312,214	323,108
Morgan Stanley Capital I Trust VRS Series 2006-HQ8, Class AM 5.65% due 03/12/2044(2)	3,879,000	4,270,030
MortgageIT Trust FRS Series 2004-2, Class A1 0.58% due 12/25/2034(1)	607,510	585,756

MortgageIT Trust FRS Series 2004-1, Class A2 1.11% due 11/25/2034(1)	257,335	227,647
New Century Home Equity Loan Trust VRS Series 2004-A, Class AII9 4.98% due 08/25/2034	188,921	187,984
RFMSI Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(1)	413,324	416,267
Sierra Receivables Funding Co., LLC Series 2012-2A, Class A 2.38% due 03/20/2029*	304,965	310,725
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A2 2.11% due 05/10/2063(2)	810,261	844,170
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class AM 5.47% due 01/15/2045(2)	2,883,000	3,165,517
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 5.97% due 06/15/2045(2)	1,000,000	1,123,065
Wells Fargo Mtg. Backed Securities Trust Series 2007-7, Class A36 6.00% due 06/25/2037(1)	207,678	209,095
Wells Fargo Mtg. Backed Securities Trust Series 2007-14, Class 1A1 6.00% due 10/25/2037(1)	1,935,702	1,940,867
Wells Fargo Mtg. Backed Securities Trust Series 2007-15, Class A1 6.00% due 11/25/2037(1)	287,981	288,152
WF-RBS Commercial Mtg. Trust Series 2012-C8, Class A2 1.88% due 08/15/2045(2)	98,199	101,226
Wheels SPV LLC Series 2012-1, Class A3 1.53% due 03/20/2021*	300,000	302,458

Total Asset Backed Securities (cost $34,252,931)		35,333,931

U.S. CORPORATE BONDS & NOTES - 23.4%
Advertising Agencies - 0.4%

Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	1,714,000	1,684,319
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/2014	471,000	508,091

		2,192,410

Advertising Services - 0.0%

Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	140,000	121,800

Aerospace/Defense - 0.5%

General Dynamics Corp. Company Guar. Notes 2.25% due 11/15/2022	2,375,000	2,348,604
Lockheed Martin Corp. Senior Notes 6.15% due 09/01/2036	570,000	754,479

		3,103,083

Aerospace/Defense-Equipment - 0.0%

Sequa Corp. Company Guar. Notes 11.75% due 12/01/2015*	175,000	181,125

Airlines - 0.1%

Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/2019	174,341	174,341
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/2015	205,720	176,919

		351,260

Alternative Waste Technology - 0.1%

ADS Waste Holdings, Inc. Senior Notes 8.25% due 10/01/2020*	323,000	337,535

Applications Software - 0.3%

Microsoft Corp. Senior Notes 2.13% due 11/15/2022	464,000	463,127
Microsoft Corp. Senior Notes 3.50% due 11/15/2042	1,205,000	1,176,508

		1,639,635

Auction House/Art Dealers - 0.0%

Sotheby’s Company Guar. Notes 5.25% due 10/01/2022*	275,000	277,750

Auto-Cars/Light Trucks - 0.0%

Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/2021	260,000	286,325

Banks-Commercial - 0.9%

Associated Banc-Corp. Senior Notes 5.13% due 03/28/2016	1,482,000	1,630,908
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	355,000	378,075
Regions Bank Sub. Notes 7.50% due 05/15/2018	318,000	381,600
Synovus Financial Corp. Senior Notes 7.88% due 02/15/2019	185,000	203,500

Union Bank NA Senior Notes 2.13% due 06/16/2017	1,376,000	1,418,846
Zions Bancorporation Senior Notes 4.50% due 03/27/2017	1,511,000	1,586,780

		5,599,709

Banks-Fiduciary - 0.2%

Bank of New York Mellon Corp. Senior Notes 1.20% due 02/20/2015	949,000	959,554

Banks-Money Center - 0.1%

Chase Capital III FRS Limited Guar. Notes 0.97% due 03/01/2027	92,000	71,949
Comerica Bank Sub. Notes 5.20% due 08/22/2017	491,000	568,929

		640,878

Banks-Super Regional - 1.3%

Capital One Capital VI Limited Guar. Notes 8.88% due 05/15/2040	408,000	410,244
Capital One Financial Corp. FRS Senior Notes 1.49% due 07/15/2014	468,000	473,281
Capital One Financial Corp. Senior Notes 2.15% due 03/23/2015	1,245,000	1,273,113
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/2020	345,000	420,605
JPMorgan Chase Bank NA Sub. Notes 6.00% due 07/05/2017	1,688,000	1,986,076
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/2017	737,000	872,859
PNC Preferred Funding Trust I VRS Jr. Sub. Bonds 2.04% due 03/15/2017*(5)	300,000	253,500
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/2026	45,000	50,202
US Bancorp Senior Notes 1.65% due 05/15/2017	830,000	849,280
Wachovia Corp. Senior Notes 5.75% due 02/01/2018	747,000	900,094
Wells Fargo & Co. VRS Jr. Sub. Bonds 7.98% due 03/15/2018(5)	235,000	269,956
Wells Fargo Bank NA FRS Sub. Notes 0.52% due 05/16/2016	475,000	466,156

		8,225,366

Beverages-Non-alcoholic - 0.1%

Innovation Ventures LLC/Innovation Ventures Finance Corp. Senior Sec. Notes 9.50% due 08/15/2019*	395,000	368,337

Building Products-Cement - 0.1%

Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	350,000	368,375

Building-Residential/Commercial - 0.1%

Beazer Homes USA, Inc. Company Guar. Notes 9.13% due 05/15/2019	100,000	103,500
K. Hovnanian Enterprises, Inc. Senior Sec. Notes 7.25% due 10/15/2020*	110,000	117,975
Standard Pacific Corp. Company Guar. Notes 8.38% due 05/15/2018	145,000	167,475

		388,950

Cable/Satellite TV - 0.4%

CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	470,000	507,012
Comcast Corp. Company Guar. Notes 4.65% due 07/15/2042	225,000	238,497
Comcast Corp. Company Guar. Notes 5.65% due 06/15/2035	380,000	445,045
TCI Communications, Inc. Senior Notes 7.13% due 02/15/2028	345,000	461,191
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	756,000	737,727

		2,389,472

Capacitors - 0.0%

Kemet Corp. Senior Sec. Notes 10.50% due 05/01/2018	100,000	99,500

Casino Hotels - 0.1%
Caesers Entertainment Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/2017	290,000	311,569
CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 10.75% due 01/15/2017(11)	343,919	370,572

Station Casinos LLC Company Guar. Notes 3.66% due 06/18/2018(3)	230,000	194,925

		877,066

Casino Services - 0.0%

Greektown Superholdings, Inc. Sec. Notes, Series A 13.00% due 07/01/2015	44,000	47,080
Greektown Superholdings, Inc. Sec. Notes, Series B 13.00% due 07/01/2015	90,000	96,300
Scientific Games International, Inc. Company Guar. Notes 6.25% due 09/01/2020*	75,000	77,063

		220,443

Cellular Telecom - 0.1%

Cricket Communications, Inc. Company Guar. Notes 7.75% due 10/15/2020	160,000	165,200
Sprint Nextel Corp. Senior Notes 7.00% due 08/15/2020	150,000	161,625

		326,825

Chemicals-Diversified - 0.0%

Celanese US Holdings LLC Company Guar. Notes 4.63% due 11/15/2022	100,000	103,250

Chemicals-Other - 0.0%

Taminco Global Chemical Corp. Sec. Notes 9.75% due 03/31/2020*	95,000	102,600

Chemicals-Specialty - 0.2%

Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	550,000	767,869
Tronox Finance LLC Company Guar. Notes 6.38% due 08/15/2020*	165,000	162,525

		930,394

Coal - 0.1%

Alpha Natural Resources, Inc. Company Guar. Notes 6.00% due 06/01/2019	25,000	22,250
Arch Coal, Inc. Company Guar. Notes 7.00% due 06/15/2019	185,000	166,037
Arch Coal, Inc. Company Guar. Notes 9.88% due 06/15/2019*	90,000	90,675
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II Company Guar. Notes 8.38% due 06/01/2020*	170,000	178,500

		457,462

Commercial Services - 0.1%

Ceridian Corp. Senior Sec. Notes 8.88% due 07/15/2019*	220,000	235,400
Live Nation Entertainment, Inc. Company Guar. Notes 7.00% due 09/01/2020*	175,000	182,000

		417,400

Commercial Services-Finance - 0.0%

Harland Clarke Holdings Corp. Senior Sec. Notes 9.75% due 08/01/2018*	125,000	120,313

Communications Software - 0.0%

Aspect Software, Inc. Sec. Notes 10.63% due 05/15/2017	92,000	83,720

Computer Services - 0.2%

Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/2015	206,000	222,073
International Business Machines Corp. Senior Notes 6.22% due 08/01/2027	475,000	650,772
SunGard Data Systems, Inc. Company Guar. Notes 6.63% due 11/01/2019*	175,000	178,500

		1,051,345

Consulting Services - 0.0%

FTI Consulting, Inc. Company Guar. Notes 6.75% due 10/01/2020	155,000	164,688

Consumer Products-Misc. - 0.1%

American Achievement Corp. Sec. Notes 10.88% due 04/15/2016*	189,000	156,870
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020*	332,000	339,470

		496,340

Containers-Metal/Glass - 0.1%

Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	307,000	336,165

Containers-Paper/Plastic - 0.0%

Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	125,000	133,125

Tekni-Plex, Inc. Senior Sec. Notes 9.75% due 06/01/2019*	149,000	160,920

		294,045

Data Processing/Management - 0.1%

Dun & Bradstreet Corp. Senior Notes 4.38% due 12/01/2022	550,000	551,277

Direct Marketing - 0.0%

Catalina Marketing Corp. Company Guar. Notes 11.63% due 10/01/2017*(3)	157,600	155,236

Disposable Medical Products - 0.1%

CR Bard, Inc. Senior Notes 1.38% due 01/15/2018	614,000	619,516

Diversified Banking Institutions - 1.8%

Ally Financial, Inc. Company Guar. Notes 5.50% due 02/15/2017	190,000	202,350
BAC Capital Trust XIII FRS Limited Guar. Notes 4.00% due 01/04/2013(5)	822,000	665,979
Bank of America Corp. Sub. Notes 5.42% due 03/15/2017	534,000	582,734
Bank of America Corp. Senior Notes 5.75% due 12/01/2017	490,000	566,671
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	600,000	716,521
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	1,069,000	1,139,088
GMAC LLC Sub. Notes 8.00% due 12/31/2018	430,000	496,113
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	961,000	1,122,583
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	1,689,000	1,879,416
JPMorgan Chase & Co. Sub. Notes 6.13% due 06/27/2017	640,000	748,952
JPMorgan Chase & Co. VRS Jr. Sub Notes 7.90% due 04/30/2018(5)	250,000	282,425
JPMorgan Chase Capital XXIII FRS Limited Guar. Bonds 1.31% due 05/15/2077	103,000	76,021
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	551,000	573,777
Morgan Stanley Senior Notes 5.75% due 01/25/2021	866,000	989,346
Morgan Stanley Senior Notes 6.38% due 07/24/2042	967,000	1,132,786
Nations Bank Corp. Sub. Notes 7.25% due 10/15/2025	75,000	88,924

		11,263,686

Diversified Financial Services - 1.0%

Associates Corp. of North America Senior Notes 6.95% due 11/01/2018	1,100,000	1,332,649
General Electric Capital Corp. Senior Notes 3.15% due 09/07/2022	515,000	526,915
General Electric Capital Corp. Senior Notes 5.55% due 05/04/2020	632,000	752,929
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	1,253,000	1,519,128
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	1,581,000	2,062,808

		6,194,429

Diversified Manufacturing Operations - 0.3%

Carlisle Cos., Inc. Senior Notes 3.75% due 11/15/2022	692,000	693,247
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	231,000	236,775
Textron, Inc. Senior Notes 4.63% due 09/21/2016	1,070,000	1,171,989

		2,102,011

Electric-Distribution - 0.2%

Oglethorpe Power Corp. 1st. Mtg. Notes 4.20% due 12/01/2042	1,366,000	1,356,766

Electric-Generation - 0.4%

AES Corp. Senior Notes 8.00% due 10/15/2017	219,000	251,302
Allegheny Energy Supply Co. LLC Senior Notes 6.75% due 10/15/2039*	1,884,000	2,073,877
Edison Mission Energy Senior Notes 7.63% due 05/15/2027(6)(7)	455,000	228,638

		2,553,817

Electric-Integrated - 1.1%

CMS Energy Corp. Senior Notes 2.75% due 05/15/2014	294,000	298,385

Commonwealth Edison Co. 1st Mtg. Notes 3.80% due 10/01/2042	342,000	342,594
Dominion Resources, Inc. Senior Notes 4.90% due 08/01/2041	540,000	625,464
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	439,000	512,905
Entergy Louisiana LLC 1st. Mtg. Notes 3.30% due 12/01/2022	330,000	334,328
Exelon Generation Co. LLC Senior Notes 5.60% due 06/15/2042*	889,000	957,866
Florida Power Corp. 1st. Mtg. Notes 3.85% due 11/15/2042	1,689,000	1,662,396
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	265,000	284,725
Great Plains Energy, Inc. Senior Notes 5.29% due 06/15/2022	541,000	611,662
PPL Capital Funding, Inc. Company Guar. Notes 3.50% due 12/01/2022	583,000	595,004
Southern California Edison Co. 1st. Mtg. Notes 3.90% due 12/01/2041	684,000	703,264

		6,928,593

Electronic Components-Misc. - 0.0%

Jabil Circuit, Inc. Senior Notes 5.63% due 12/15/2020	289,000	305,618

Electronic Components-Semiconductors - 0.1%

Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022*	355,000	339,913

Electronic Parts Distribution - 0.1%

Avnet, Inc. Senior Notes 4.88% due 12/01/2022	547,000	552,118

Finance-Auto Loans - 0.1%

American Honda Finance Corp. Notes 1.00% due 08/11/2015*	527,000	530,465
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/2018	120,000	135,281

		665,746

Finance-Commercial - 0.0%

Textron Financial Corp. Senior Notes 5.40% due 04/28/2013	240,000	244,124

Finance-Investment Banker/Broker - 0.2%

Bear Stearns Cos. LLC Sub. Notes 5.55% due 01/22/2017	703,000	795,392
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(8)	179,000	18
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(8)	230,000	23
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/2016	377,000	416,732
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/2038	224,000	292,953

		1,505,118

Finance-Leasing Companies - 0.3%

Air Lease Corp. Senior Notes 5.63% due 04/01/2017	371,000	387,695
Boeing Capital Corp. Senior Notes 2.13% due 08/15/2016	778,000	813,911
Boeing Capital Corp. Senior Notes 2.90% due 08/15/2018	312,000	338,698

		1,540,304

Finance-Other Services - 0.1%

National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.00% due 02/02/2015	463,000	467,244
SquareTwo Financial Corp. Sec. Notes 11.63% due 04/01/2017	335,000	313,225

		780,469

Financial Guarantee Insurance - 0.0%

Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes 6.40% due 12/15/2066*	380,000	296,400

Food-Dairy Products - 0.0%

Land O’ Lakes, Inc. Senior Notes 6.00% due 11/15/2022*	100,000	103,625

Food-Misc./Diversified - 0.2%

Unilever Capital Corp. Company Guar. Notes 0.85% due 08/02/2017	970,000	961,507

Gambling (Non-Hotel) - 0.0%

Waterford Gaming LLC Senior Notes 8.63% due 09/15/2014*(8)(9)	10,035	4,767

Gas-Distribution - 0.1%

Southern Union Co. Senior Notes 7.60% due 02/01/2024	342,000	439,177

Gas-Transportation - 0.1%

Northern Natural Gas Co. Senior Notes 4.10% due 09/15/2042*	388,000	398,798

Home Decoration Products - 0.1%

Newell Rubbermaid, Inc. Senior Notes 2.05% due 12/01/2017	642,000	644,947

Home Furnishings - 0.1%

Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/2015	300,000	300,000
Sealy Mattress Co. Company Guar. Notes 8.25% due 06/15/2014	211,000	211,793

		511,793

Independent Power Producers - 0.1%

Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	144,000	159,840
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	130,000	150,475
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/2020	405,000	449,550

		759,865

Industrial Gases - 0.1%

Airgas, Inc. Senior Notes 2.90% due 11/15/2022	545,000	541,457

Insurance-Life/Health - 0.5%

Primerica, Inc. Senior Notes 4.75% due 07/15/2022	616,000	683,779
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	360,000	361,986
Principal Financial Group, Inc. Company Guar. Notes 4.35% due 05/15/2043	563,000	555,499
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/2015	723,000	796,557
Prudential Financial, Inc. FRS Jr. Sub. Notes 5.63% due 06/15/2043	871,000	873,178

		3,270,999

Insurance-Multi-line - 0.2%

Genworth Financial, Inc. Senior Notes 7.63% due 09/24/2021	225,000	243,048
Metropolitan Life Global Funding I Senior Sec. Notes 2.50% due 09/29/2015*	788,000	823,612

		1,066,660

Insurance-Mutual - 0.3%

Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/2014*	220,000	231,065
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	1,394,000	1,426,981

		1,658,046

Insurance-Reinsurance - 0.2%

Swiss Re Treasury US Corp. Company Guar. Notes 2.88% due 12/06/2022*	582,000	581,450
Swiss Re Treasury US Corp. Company Guar. Notes 4.25% due 12/06/2042*	569,000	568,462

		1,149,912

Marine Services - 0.1%

Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	312,000	333,840

Medical Instruments - 0.0%

Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/2017	210,000	213,150

Medical Products - 0.3%

Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021	431,000	465,830
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	512,000	706,310
Biomet, Inc. Company Guar. Notes 6.50% due 08/01/2020*	319,000	333,355
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020*	180,000	187,200

		1,692,695

Medical-Drugs - 0.8%

AbbVie, Inc. Company Guar. Notes 1.20% due 11/06/2015*	1,029,000	1,033,661
AbbVie, Inc. Company Guar. Notes 2.00% due 11/06/2018*	1,253,000	1,266,793
AbbVie, Inc. Company Guar. Notes 4.40% due 11/06/2042*	572,000	606,523

Endo Pharmaceuticals Holdings, Inc. Company Guar. Notes 7.00% due 07/15/2019	155,000	165,463
Johnson & Johnson Notes 5.55% due 08/15/2017	455,000	551,963
Merck & Co., Inc. Senior Notes 1.10% due 01/31/2018	935,000	937,198
Valeant Pharmaceuticals International Company Guar. Notes 6.88% due 12/01/2018*	200,000	216,250

		4,777,851

Medical-Generic Drugs - 0.2%

Watson Pharmaceuticals, Inc. Senior Notes 1.88% due 10/01/2017	386,000	393,195
Watson Pharmaceuticals, Inc. Senior Notes 3.25% due 10/01/2022	385,000	395,996
Watson Pharmaceuticals, Inc. Senior Notes 4.63% due 10/01/2042	318,000	335,662

		1,124,853

Medical-HMO - 0.7%

AMERIGROUP Corp. Senior Notes 7.50% due 11/15/2019	175,000	204,750
Cigna Corp. Senior Notes 4.00% due 02/15/2022	1,559,000	1,706,628
Cigna Corp. Senior Notes 5.38% due 02/15/2042	569,000	663,000
Cigna Corp. Senior Notes 6.15% due 11/15/2036	247,000	305,937
UnitedHealth Group, Inc. Senior Notes 2.75% due 02/15/2023	615,000	624,349
WellPoint, Inc. Senior Notes 1.25% due 09/10/2015	884,000	891,891

		4,396,555

Medical-Hospitals - 0.2%

Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	308,000	328,790
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	175,000	190,312
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	67,000	75,208
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	375,000	354,375

		948,685

Medical-Wholesale Drug Distribution - 0.1%

McKesson Corp. Senior Notes 2.70% due 12/15/2022	330,000	333,302

Motion Pictures & Services - 0.0%

NAI Entertainment Holdings LLC Senior Sec. Notes 8.25% due 12/15/2017*	270,000	298,350

MRI/Medical Diagnostic Imaging - 0.0%

Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/2018	270,000	273,375

Multimedia - 0.3%

News America, Inc. Company Guar. Notes 6.55% due 03/15/2033	649,000	789,384
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	630,000	918,367

		1,707,751

Music - 0.0%

WMG Acquisition Corp. Senior Sec. Notes 6.00% due 01/15/2021*	207,000	212,175

Non-Hazardous Waste Disposal - 0.1%

Casella Waste Systems, Inc. Company Guar. Notes 7.75% due 02/15/2019*	350,000	336,875
Republic Services, Inc. Company Guar. Notes 6.09% due 03/15/2035	75,000	92,956

		429,831

Non-Profit Charity - 0.2%

Catholic Health Initiatives Sec. Notes 2.95% due 11/01/2022	862,000	877,889
Catholic Health Initiatives Sec. Notes 4.35% due 11/01/2042	482,000	489,675

		1,367,564

Oil & Gas Drilling - 0.1%

Hercules Offshore, Inc. Sec. Notes 10.50% due 10/15/2017*	91,000	96,688
Rowan Cos., Inc. Company Guar. Notes 4.88% due 06/01/2022	705,000	769,004

		865,692

Oil Companies-Exploration & Production - 1.0%

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	185,000	187,775
Apache Corp. Senior Notes 4.25% due 01/15/2044	569,000	579,769
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 08/15/2018	280,000	294,000
Chesapeake Energy Corp. Company Guar. Notes 9.50% due 02/15/2015	100,000	112,250
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022*	319,000	330,962
EPL Oil & Gas, Inc. Company Guar. Notes 8.25% due 02/15/2018*	165,000	163,762
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.25% due 11/01/2019*	220,000	220,825
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/2020	135,000	147,488
Milagro Oil & Gas, Inc. Sec. Notes 10.50% due 05/15/2016	66,000	49,500
Pioneer Natural Resources Co. Senior Notes 3.95% due 07/15/2022	506,000	538,341
Pioneer Natural Resources Co. Company Guar. Notes 5.88% due 07/15/2016	1,062,000	1,214,510
Plains Exploration & Production Co. Company Guar. Notes 6.13% due 06/15/2019	135,000	137,363
Plains Exploration & Production Co. Company Guar. Notes 6.88% due 02/15/2023	121,000	124,630
Plains Exploration & Production Co. Company Guar. Notes 7.63% due 04/01/2020	375,000	396,562
QEP Resources, Inc. Senior Notes 6.88% due 03/01/2021	125,000	143,438
Samson Investment Co. Senior Notes 9.75% due 02/15/2020*	200,000	211,500
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 02/15/2023	125,000	130,000
Union Pacific Resources Group, Inc. Senior Notes 7.15% due 05/15/2028	1,095,000	1,321,052

		6,303,727

Oil Companies-Integrated - 0.7%

Hess Corp. Senior Notes 7.88% due 10/01/2029	265,000	372,051
Marathon Oil Corp. Senior Notes 2.80% due 11/01/2022	1,454,000	1,458,167
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	168,000	208,814
Murphy Oil Corp. Senior Notes 2.50% due 12/01/2017	769,000	773,568
Murphy Oil Corp. Senior Notes 5.13% due 12/01/2042	1,708,000	1,686,076

		4,498,676

Oil-Field Services - 0.1%

Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/2018	250,000	262,500
Green Field Energy Services, Inc. Senior Sec. Notes 13.25% due 11/15/2016*	297,000	297,000
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/2019	325,000	345,312

		904,812

Paper & Related Products - 0.6%

Boise Cascade LLC/Boise Cascade Finance Corp. Senior Notes 6.38% due 11/01/2020*	150,000	152,250
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	1,551,000	1,858,757
Georgia-Pacific LLC Company Guar. Notes 8.25% due 05/01/2016*	1,164,000	1,246,774
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/2016*	193,000	202,168

		3,459,949

Pipelines - 0.5%

Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 6.13% due 07/15/2022	175,000	185,500

Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 6.63% due 10/01/2020*	125,000	130,000
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.13% due 04/01/2021	125,000	131,719
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	849,000	836,899
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	160,000	181,600
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/2042	573,000	669,926
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/2018	280,000	297,500
Inergy Midstream LP/Finance Corp. Company Guar. Notes 6.00% due 12/15/2020*	74,000	75,295
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/2021	110,000	119,625
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.25% due 05/01/2023*	112,000	114,520
Western Gas Partners LP Senior Notes 4.00% due 07/01/2022	233,000	244,142

		2,986,726

Printing-Commercial - 0.1%

RR Donnelley & Sons Co. Senior Notes 8.25% due 03/15/2019	160,000	160,800
Valassis Communications, Inc. Company Guar. Notes 6.63% due 02/01/2021	210,000	216,825

		377,625

Publishing-Newspapers - 0.1%

McClatchy Co. Senior Sec. Notes 11.50% due 02/15/2017	309,000	340,673

Radio - 0.0%

Entercom Radio LLC Company Guar. Notes 10.50% due 12/01/2019	125,000	137,188

Real Estate Investment Trusts - 0.3%

Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/2018	355,000	388,059
Duke Realty LP Senior Notes 3.88% due 10/15/2022	425,000	434,200
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/2017	220,000	241,450
HCP, Inc. Senior Notes 3.75% due 02/01/2016	330,000	350,662
Host Hotels & Resorts LP Company Guar. Notes 4.75% due 03/01/2023	20,000	21,200
Host Hotels & Resorts LP Senior Notes 5.25% due 03/15/2022	119,000	130,603
Omega Healthcare Investors, Inc. Company Guar. Notes 5.88% due 03/15/2024	195,000	209,137
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/2018	275,000	292,462

		2,067,773

Real Estate Management/Services - 0.1%

Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/2019	405,000	432,337

Real Estate Operations & Development - 0.0%

First Industrial LP Senior Notes 5.75% due 01/15/2016	135,000	143,167

Recycling - 0.0%

Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(8)(9)	100,000	4

Rental Auto/Equipment - 0.1%

Ashtead Capital, Inc. Sec. Notes 6.50% due 07/15/2022*	80,000	85,200
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022*	160,000	168,800
United Rentals North America, Inc. Company Guar. Notes 8.38% due 09/15/2020	53,000	58,499

		312,499

Retail-Apparel/Shoe - 0.1%

CDR DB Sub, Inc. Senior Notes 7.75% due 10/15/2020*	130,000	128,050
Limited Brands, Inc. Company Guar. Notes 5.63% due 02/15/2022	305,000	329,400

		457,450

Retail-Drug Store - 0.2%

CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	315,590	377,294
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	543,518	660,978
Rite Aid Corp. Senior Sec. Notes 8.00% due 08/15/2020	210,000	235,725

		1,273,997

Retail-Office Supplies - 0.0%

Office Depot, Inc. Senior Sec. Notes 9.75% due 03/15/2019*	265,000	276,263

Retail-Pet Food & Supplies - 0.0%

Radio Systems Corp. Sec. Notes 8.38% due 11/01/2019*	96,000	98,280

Retail-Restaurants - 0.1%

Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/2018	215,000	240,262
Wok Acquisition Corp. Company Guar. Notes 10.25% due 06/30/2020*	152,000	159,980

		400,242

Retail-Toy Stores - 0.0%

Toys R Us Property Co. II LLC Senior Sec. Notes 8.50% due 12/01/2017	230,000	245,525

Savings & Loans/Thrifts - 0.4%

Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	842,000	887,194
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	753,000	898,687
Santander Holdings USA, Inc. Senior Notes 3.00% due 09/24/2015	431,000	438,876

		2,224,757

Schools - 0.2%

Northwestern University Bonds 4.20% due 12/01/2047	679,000	741,047
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	516,000	592,590

		1,333,637

Security Services - 0.3%

ADT Corp. Senior Notes 2.25% due 07/15/2017*	873,000	881,673
ADT Corp. Senior Notes 3.50% due 07/15/2022*	870,000	873,083

		1,754,756

Seismic Data Collection - 0.0%

Geokinetics Holdings USA, Inc. Senior Sec. Notes 9.75% due 12/15/2014	117,000	51,480

Shipbuilding - 0.0%

Huntington Ingalls Industries, Inc. Company Guar. Notes 6.88% due 03/15/2018	180,000	193,050

Special Purpose Entities - 0.3%

MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/2017*	1,511,000	1,564,935
MassMutual Global Funding II Sec. Notes 2.50% due 10/17/2022*	483,000	480,647

		2,045,582

Steel-Producers - 0.1%

AK Steel Corp. Company Guar. Notes 7.63% due 05/15/2020	120,000	99,900
AK Steel Corp. Senior Sec. Notes 8.75% due 12/01/2018*	155,000	165,850
Ryerson, Inc./Joseph T Ryerson & Son, Inc. Senior Sec. Notes 9.00% due 10/15/2017*	120,000	118,800

		384,550

Storage/Warehousing - 0.1%

Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	410,000	445,362

Telecom Services - 0.2%

BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/2028	315,000	379,581
BellSouth Telecommunications, Inc. Senior Notes 7.00% due 12/01/2095	567,000	711,037
Consolidated Communications Finance Co. Company Guar. Notes 10.88% due 06/01/2020*	150,000	161,250
Qwest Corp. Senior Notes 7.50% due 10/01/2014	135,000	148,344

		1,400,212

Telephone-Integrated - 0.8%

AT&T, Inc. Senior Notes 0.88% due 02/13/2015	457,000	459,031

AT&T, Inc. Senior Notes 6.45% due 06/15/2034	395,000	510,830
AT&T, Inc. Senior Notes 6.50% due 09/01/2037	724,000	947,807
BellSouth Corp. Senior Notes 6.55% due 06/15/2034	658,000	802,409
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	225,000	237,768
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/2015	22,000	22,275
Frontier Communications Corp. Senior Notes 8.25% due 04/15/2017	36,000	41,400
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	466,000	532,405
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	167,000	194,973
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	325,000	385,937
Verizon Communications, Inc. Senior Notes 6.40% due 02/15/2038	385,000	521,772

		4,656,607

Television - 0.0%

Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020*	170,000	170,000

Theaters - 0.0%

National CineMedia LLC Senior Sec. Notes 6.00% due 04/15/2022	160,000	169,200

Transport-Rail - 0.1%

Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	590,000	724,222

Transport-Services - 0.2%

Ryder System, Inc. Senior Notes 2.50% due 03/01/2018	1,050,000	1,067,677

Travel Services - 0.0%

Sabre, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	259,000	273,893

Trucking/Leasing - 0.1%

Penske Truck Leasing Co. LP/PTL Finance Corp. Notes 3.13% due 05/11/2015*	390,000	398,200

Wireless Equipment - 0.0%

Motorola, Inc. Senior Notes 6.63% due 11/15/2037	19,795	23,126

Total U.S. CORPORATE BONDS & NOTES (cost $138,465,525)		143,988,707

FOREIGN CORPORATE BONDS & NOTES - 5.8%
Auto-Cars/Light Trucks - 0.1%

Volkswagen International Finance NV Company Guar. Notes 1.60% due 11/20/2017*	803,000	800,478

Banks-Commercial - 1.3%

Bank of Montreal Senior Notes 1.40% due 09/11/2017	1,381,000	1,387,878
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	584,000	639,873
ING Bank NV Notes 2.00% due 09/25/2015*	2,051,000	2,063,722
LBG Capital No.1 PLC FRS Bank Guar. Notes 8.00% due 06/15/2020*(5)	175,000	178,500
National Australia Bank, Ltd. Senior Notes 1.60% due 08/07/2015	1,390,000	1,414,814
National Bank of Canada Bank Guar. Notes 1.45% due 11/07/2017	2,015,000	2,030,995

		7,715,782

Banks-Money Center - 0.2%

Royal Bank of Scotland NV FRS Sub. Notes 1.11% due 03/09/2015	1,108,000	1,042,074

Brewery - 0.3%

Heineken NV Senior Notes 1.40% due 10/01/2017*	525,000	526,146
Heineken NV Senior Notes 2.75% due 04/01/2023*	1,075,000	1,064,857

		1,591,003

Building Products-Wood - 0.0%

Ainsworth Lumber Co., Ltd. Senior Sec. Notes 7.50% due 12/15/2017*	71,000	73,130

Cellular Telecom - 0.2%

America Movil SAB de CV Senior Notes 3.13% due 07/16/2022	881,000	904,521

Chemicals-Diversified - 0.1%

Ineos Finance PLC Senior Sec. Notes 7.50% due 05/01/2020*	250,000	258,125
LyondellBasell Industries NV Senior Notes 5.75% due 04/15/2024	288,000	345,600
OXEA Finance/Cy SCA Senior Sec. Notes 9.50% due 07/15/2017*	90,000	97,650

		701,375

Computers-Memory Devices - 0.0%

Seagate HDD Cayman Company Guar. Notes 7.75% due 12/15/2018	225,000	244,687

Cruise Lines - 0.0%

Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	121,000	126,747

Diversified Banking Institutions - 0.1%

Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	638,000	652,828

Diversified Manufacturing Operations - 0.1%

Pentair Finance SA Company Guar. Notes 1.35% due 12/01/2015*	559,000	558,966

Diversified Minerals - 0.3%

FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.38% due 02/01/2016*	190,000	191,425
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	275,000	268,125
Teck Resources, Ltd. Company Guar. Notes 5.40% due 02/01/2043	910,000	940,321
Xstrata Finance Canada, Ltd. Company Guar. Notes 4.00% due 10/25/2022*	598,000	605,005

		2,004,876

Finance-Leasing Companies - 0.1%

AerCap Aviation Solutions BV Company Guar. Notes 6.38% due 05/30/2017	210,000	219,450
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019*	154,000	156,310

		375,760

Insurance-Multi-line - 0.0%

Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/2017*(5)	205,000	202,950

Investment Companies - 0.1%

Temasek Financial I, Ltd. Company Guar. Notes 2.38% due 01/23/2023*	905,000	899,251

Medical-Drugs - 0.5%

Takeda Pharmaceutical Co., Ltd. Senior Notes 1.63% due 03/17/2017*	2,693,000	2,743,690

Oil & Gas Drilling - 0.3%

Transocean, Inc. Company Guar. Notes 2.50% due 10/15/2017	678,000	681,598
Transocean, Inc. Company Guar. Notes 3.80% due 10/15/2022	761,000	776,910
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/2038	24,000	29,018
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	487,000	605,798

		2,093,324

Oil Companies-Exploration & Production - 0.2%

Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	800,000	1,069,093

Oil Companies-Integrated - 0.9%

BG Energy Capital PLC Company Guar. Notes 2.88% due 10/15/2016*	626,000	665,368
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016	950,000	988,500
BP Capital Markets PLC Company Guar. Notes 2.50% due 11/06/2022	581,000	577,655
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/2020	968,000	1,122,188
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	628,000	690,800
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044*	523,000	575,300
Total Capital International SA Company Guar. Notes 1.55% due 06/28/2017	758,000	774,060

		5,393,871

Oil-Field Services - 0.2%

Schlumberger Norge AS Company Guar. Notes 1.25% due 08/01/2017*	965,000	967,480

Petrochemicals - 0.1%

Mexichem SAB de CV Company Guar. Notes 6.75% due 09/19/2042*	335,000	365,150

Real Estate Operations & Development - 0.0%

Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	175,000	175,000

Satellite Telecom - 0.1%

Intelsat Luxembourg SA Company Guar. Notes 11.50% due 02/04/2017(11)	311,718	330,811

Savings & Loans/Thrifts - 0.3%

RBS Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	1,570,000	1,594,500

Telecom Services - 0.1%

UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/2020*	240,000	257,400
Wind Acquisition Holdings Finance SA Senior Sec. Notes 12.25% due 07/15/2017*(11)	424,500	419,194

		676,594

Telephone-Integrated - 0.2%

Nippon Telegraph & Telephone Corp. Senior Notes 1.40% due 07/18/2017	868,000	879,969
Telefonica Emisiones SAU Company Guar. Notes 5.46% due 02/16/2021	582,000	590,730

		1,470,699

Therapeutics - 0.0%

Warner Chilcott Co. LLC Company Guar. Notes 7.75% due 09/15/2018	240,000	253,800

Web Portals/ISP - 0.0%

Baidu, Inc. Senior Notes 3.50% due 11/28/2022	277,000	280,358

Total Foreign Corporate Bonds & Notes (cost $34,414,720)		35,308,798

FOREIGN GOVERNMENT AGENCIES - 5.4%
Regional Authority - 0.3%

Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	986,000	1,003,255
Province of British Columbia Senior Notes 2.85% due 06/15/2015	1,032,000	1,094,230

		2,097,485

Sovereign - 5.1%

Arab Republic of Egypt Senior Notes 5.75% due 04/29/2020	700,000	728,000
Federal Republic of Brazil Senior Notes 4.88% due 01/22/2021	850,000	1,028,925
Federal Republic of Brazil Senior Notes 5.63% due 01/07/2041	500,000	660,000
Government of Canada Senior Notes 0.88% due 02/14/2017	956,000	966,038
Government of Romania Senior Notes 6.75% due 02/07/2022	1,450,000	1,712,667
Lebanese Republic Senior Notes 6.60% due 11/27/2026	550,000	554,125
Oriental Republic of Uruguay Senior Notes 7.63% due 03/21/2036	1,500,000	2,323,500
Republic of Argentina Senior Notes 7.00% due 10/03/2015	1,290,000	1,102,950
Republic of Belarus Bonds 8.75% due 08/03/2015	540,000	542,700
Republic of Belarus Senior Notes 8.95% due 01/26/2018	400,000	396,600
Republic of Chile Senior Notes 2.25% due 10/30/2022	1,449,000	1,441,030
Republic of Colombia Senior Notes 4.38% due 07/12/2021	1,400,000	1,619,800
Republic of Colombia Senior Notes 6.13% due 01/18/2041	700,000	966,000
Republic of El Salvador Senior Notes 5.88% due 01/30/2025*	225,000	226,268
Republic of El Salvador Senior Notes 7.63% due 02/01/2041	850,000	945,625
Republic of Hungary Senior Notes 4.75% due 02/03/2015	1,150,000	1,177,404
Republic of Indonesia Senior Notes 4.88% due 05/05/2021	1,100,000	1,270,500
Republic of Indonesia Bonds 5.25% due 01/17/2042	490,000	575,138
Republic of Peru Senior Notes 7.13% due 03/30/2019	350,000	459,375
Republic of Peru Senior Notes 7.35% due 07/21/2025	1,100,000	1,606,000
Republic of Poland Senior Notes 3.00% due 03/17/2023	1,200,000	1,198,596
Republic of Slovenia Senior Notes 5.50% due 10/26/2022*	700,000	698,530

Republic of Sri Lanka Senior Notes 6.25% due 07/27/2021	800,000	875,442
Republic of the Philippines Senior Notes 6.38% due 10/23/2034	800,000	1,130,800
Republic of the Philippines Senior Notes 10.63% due 03/16/2025	1,000,000	1,762,500
Republic of Turkey Senior Notes 6.25% due 09/26/2022	600,000	753,000
Republic of Ukraine Senior Notes 7.80% due 11/28/2022*	730,000	746,425
Republic of Venezuela Senior Notes 11.75% due 10/21/2026	700,000	733,600
Russian Federation Senior Notes 7.50% due 03/31/2030(3)	620,000	788,082
United Mexican States Senior Notes 3.63% due 03/15/2022	1,000,000	1,101,250
United Mexican States Senior Notes Series A 6.05% due 01/11/2040	894,000	1,207,794

		31,298,664

Total Foreign Government Agencies (cost $31,912,135)		33,396,149

U.S. GOVERNMENT AGENCIES - 31.7%
Federal Home Loan Mtg. Corp. - 7.5%

3.00% due 08/01/2027	726,346	764,401
3.00% due 10/01/2042	2,833,501	2,999,400
3.50% due 02/01/2042	970,340	1,047,664
3.50% due 03/01/2042	1,120,214	1,196,179
3.50% due 04/01/2042	2,484,627	2,644,575
3.50% due 08/01/2042	989,325	1,069,707
4.00% due 09/01/2040	645,757	689,057
4.50% due 11/01/2018	122,847	131,114
4.50% due 02/01/2019	125,148	133,570
4.50% due 01/01/2039	222,216	237,865
4.50% due 10/01/2039	1,102,192	1,179,813
4.50% due 12/01/2039	2,318,624	2,572,482
4.50% due 09/01/2040	1,586,572	1,704,255
4.50% due 06/01/2041	2,230,178	2,400,477
5.00% due 03/01/2019	48,078	51,862
5.00% due 10/01/2033	16,354	17,713
5.00% due 06/01/2034	69,243	74,649
5.00% due 12/01/2034	150,610	162,369
5.00% due 07/01/2035	139,656	150,386
5.00% due 08/01/2035	403,899	434,931
5.00% due 11/01/2035	186,781	201,132
5.00% due 11/01/2036	154,275	165,694
5.00% due 01/01/2037	139,033	149,324
5.00% due 03/01/2038	327,811	351,768
5.00% due 09/01/2039	2,028,469	2,176,711
5.00% due 07/01/2040	2,893,598	3,132,192
5.50% due 11/01/2018	67,164	72,876
5.50% due 11/01/2032	80,992	88,138
5.50% due 07/01/2034	93,126	101,111
5.50% due 02/01/2035	283,364	307,865
5.50% due 07/01/2035	5,144	5,578
5.50% due 08/01/2035	1,015,358	1,094,797
5.50% due 01/01/2036	1,246,559	1,372,355
5.50% due 05/01/2037	293,400	318,162
5.50% due 09/01/2037	474,236	511,784
5.50% due 10/01/2037	1,833,039	1,978,169
5.50% due 04/01/2038	1,627,414	1,756,027
5.50% due 07/01/2038	87,474	94,399
5.50% due 10/01/2038	99,264	107,061
5.50% due 05/01/2040	1,205,918	1,301,395
5.50% due 08/01/2040	3,665,370	3,955,572
6.00% due 07/01/2035	140,704	154,153
6.00% due 12/01/2036	119,444	130,225
6.00% due 08/01/2037	936,437	1,019,505
6.00% due 02/01/2039	235,426	256,309
6.00% due 03/01/2040	1,269,355	1,383,937
6.00% due 04/01/2040	654,459	712,513
6.50% due 12/01/2032	411,331	475,710
6.50% due 02/01/2036	64,281	73,143
6.50% due 09/01/2036	1,778	2,024
6.50% due 05/01/2037	223,528	254,703
6.50% due 11/01/2037	474,346	540,503
7.00% due 11/01/2016	6,787	7,199
7.00% due 07/01/2032	27,167	31,907
7.50% due 12/01/2030	2,251	2,373
7.50% due 04/01/2031	28,567	34,607
8.00% due 02/01/2030	4,434	4,671
8.00% due 07/01/2030	756	939
Federal Home Loan Mtg. Corp. REMIC Series 3980, Class LC 3.50% due 01/15/2042(1)	1,739,186	1,752,172
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 6.59% due 09/15/2039(1)(10)	2,796,634	483,987

		46,225,159

Federal National Mtg. Assoc. - 23.0%

3.00% due 10/01/2027	497,222	525,126
3.00% due 03/01/2042	2,807,856	2,956,952
3.00% due 06/01/2042	1,148,296	1,209,270
3.50% due 08/01/2027	1,732,038	1,850,631
3.50% due 12/01/2041	1,882,340	2,024,052
3.50% due 01/01/2042	2,913,791	3,113,203
3.50% due 02/01/2042	1,795,650	1,942,668
3.50% due 03/01/2042	1,253,107	1,338,866
3.50% due 04/01/2042	1,908,498	2,043,882
3.50% due 05/01/2042	1,923,578	2,060,032
3.50% due 07/01/2042	1,907,957	2,043,302
3.50% due 09/01/2042	987,954	1,058,037
4.00% due 04/01/2039	3,395,719	3,641,454
4.00% due 06/01/2039	1,054,113	1,182,441
4.00% due 07/01/2039	373,663	400,587
4.00% due 08/01/2040	1,219,931	1,308,584

4.00% due 09/01/2040	658,788	706,669
4.00% due 10/01/2040	1,099,085	1,178,965
4.00% due 11/01/2040	4,024,172	4,316,643
4.00% due 12/01/2040	2,590,306	2,815,397
4.00% due 03/01/2041	1,333,090	1,429,977
4.00% due 09/01/2041	2,847,153	3,054,970
4.00% due 10/01/2041	2,566,063	2,753,362
4.00% due 11/01/2041	3,543,115	3,801,730
4.50% due 06/01/2018	22,839	24,369
4.50% due 10/01/2024	1,972,588	2,122,413
4.50% due 01/01/2025	1,175,629	1,291,558
4.50% due 03/01/2025	2,695,238	2,907,953
4.50% due 05/01/2025	2,321,682	2,504,915
4.50% due 07/01/2025	3,253,533	3,510,310
4.50% due 01/01/2040	999,839	1,127,385
4.50% due 02/01/2040	2,409,209	2,716,544
4.50% due 05/01/2040	994,842	1,116,465
4.50% due 08/01/2040	3,460,042	3,828,218
4.50% due 09/01/2040	7,894,688	8,534,192
4.50% due 11/01/2040	1,282,229	1,386,095
4.50% due 12/01/2040	1,210,947	1,309,039
4.50% due 03/01/2041	945,794	1,024,181
4.50% due 05/01/2041	2,452,717	2,655,997
5.00% due 03/15/2016	248,000	284,768
5.00% due 09/01/2018	9,398	10,225
5.00% due 10/01/2018	8,172	8,891
5.00% due 02/01/2020	18,560	20,192
5.00% due 06/01/2022	509,372	552,757
5.00% due 10/01/2024	622,301	686,194
5.00% due 04/01/2035	2,225,235	2,420,539
5.00% due 03/01/2037	188,452	204,285
5.00% due 06/01/2037	73,035	79,171
5.00% due 07/01/2037	243,392	263,841
5.00% due 04/01/2040	1,234,589	1,352,592
5.00% due 05/01/2040	2,974,413	3,259,973
5.00% due 07/01/2040	7,166,127	7,804,040
5.00% due 08/01/2040	2,622,810	2,856,286
5.50% due 10/01/2017	16,966	18,261
5.50% due 05/01/2018	14,374	15,599
5.50% due 11/01/2019	22,157	24,044
5.50% due 11/01/2022	111,095	120,349
5.50% due 12/01/2029	903,116	982,905
5.50% due 12/01/2033	146,994	161,634
5.50% due 05/01/2034	89,069	97,940
5.50% due 08/01/2034	1,474,367	1,613,839
5.50% due 03/01/2035	1,899,321	2,078,993
5.50% due 12/01/2035	24,050	26,295
5.50% due 11/01/2036	182,045	198,128
5.50% due 12/01/2036	4,444,942	4,859,870
5.50% due 02/01/2037	1,889,391	2,056,316
5.50% due 03/01/2037	211,219	229,649
5.50% due 07/01/2037	330,718	359,574
5.50% due 08/01/2037	1,458,818	1,604,114
5.50% due 06/01/2038	2,396,632	2,605,374
5.50% due 06/01/2039	1,203,083	1,308,057
6.00% due 09/01/2016	27,328	29,070
6.00% due 12/01/2016	7,130	7,584
6.00% due 12/01/2033	164,814	184,783
6.00% due 07/01/2034	129,753	144,825
6.00% due 10/01/2035	2,577,833	2,851,095
6.00% due 11/01/2035	329,343	364,255
6.00% due 06/01/2036	1,347,972	1,492,025
6.00% due 10/01/2036	181,754	199,742
6.00% due 12/01/2036	876,291	963,021
6.00% due 06/01/2037	771,078	847,394
6.00% due 10/01/2037	100,412	110,964
6.00% due 11/01/2037	1,230,457	1,352,239
6.00% due 05/01/2038	238,479	262,138
6.00% due 07/01/2038	3,935,320	4,324,812
6.00% due 09/01/2038	2,086,603	2,294,514
6.50% due 02/01/2017	8,577	9,308
6.50% due 03/01/2017	15,551	16,876
6.50% due 04/01/2029	34,768	41,084
6.50% due 06/01/2029	61,276	70,026
6.50% due 07/01/2032	20,250	23,167
6.50% due 02/01/2037	357,040	425,830
6.50% due 09/01/2037	252,486	285,149
6.50% due 10/01/2037	207,309	234,127
6.50% due 10/01/2038	162,619	182,986
6.50% due 02/01/2039	131,278	147,719
7.00% due 09/01/2031	63,415	76,029
Federal National Mtg. Assoc. REMIC
Series 2010-112, Class AB
4.00% due 11/25/2035(1)	218,966	220,966
Series 2010-6, Class DG
5.00% due 11/25/2037(1)	409,854	414,777
Federal National Mtg. Assoc. STRIPS zero coupon due 05/25/2040(1)	1,095,973	1,045,664

		141,603,298

Government National Mtg. Assoc. - 1.2%
4.50% due 05/15/2039	1,366,601	1,514,108
5.00% due 05/15/2034	719,724	788,637
5.00% due 01/15/2040	914,779	1,016,291
5.50% due 12/15/2039	1,841,295	2,023,641
6.00% due 10/15/2039	1,622,047	1,820,444
6.50% due 06/15/2029	5,818	6,886
7.00% due 09/15/2028	4,881	5,860

		7,175,867

Total U.S. Government Agencies (cost $189,876,728)		195,004,324

U.S. GOVERNMENT TREASURIES - 21.9%
United States Treasury Bonds - 2.8%

3.00% due 05/15/2042	630,000	658,941
3.13% due 11/15/2041	830,000	891,342
3.13% due 02/15/2042	3,027,000	3,248,349
3.75% due 08/15/2041	1,052,000	1,267,332
4.25% due 11/15/2040	3,000,000	3,922,500
4.38% due 02/15/2038	674,000	893,997
4.38% due 05/15/2041	1,901,000	2,536,052
4.50% due 05/15/2038	588,000	794,627
4.63% due 02/15/2040	284,000	392,674
5.25% due 11/15/2028	1,575,000	2,220,750
8.13% due 08/15/2019	158,000	232,211

		17,058,775

United States Treasury Notes - 19.1%

0.25% due 03/31/2014	2,750,000	2,750,751
0.25% due 04/30/2014	360,000	360,098
0.25% due 09/30/2014	1,016,000	1,016,000
0.25% due 11/30/2014	569,000	569,000
0.38% due 04/15/2015	1,900,000	1,903,859
0.38% due 11/15/2015	76,000	76,119
0.50% due 07/31/2017	3,157,000	3,147,381
0.63% due 08/31/2017	3,681,000	3,689,915
0.63% due 09/30/2017	1,582,000	1,584,471
0.75% due 06/15/2014	7,290,000	7,346,665
0.75% due 10/31/2017	1,357,000	1,366,647
0.88% due 12/31/2016	5,005,000	5,085,941
0.88% due 02/28/2017	7,000,000	7,111,566
1.00% due 10/31/2016	5,835,000	5,959,904
1.00% due 03/31/2017	6,030,000	6,154,839
1.13% due 06/15/2013	9,000,000	9,046,404
1.25% due 09/30/2015	946,000	970,759
1.25% due 10/31/2015	3,122,000	3,205,173
1.38% due 12/31/2018	2,002,000	2,065,658
1.50% due 06/30/2016	158,000	164,122
1.63% due 08/15/2022	4,879,000	4,904,537
1.63% due 11/15/2022	1,691,000	1,693,907
1.75% due 07/31/2015	250,000	259,512
1.75% due 05/15/2022	1,971,000	2,011,035
2.00% due 11/15/2021	1,001,000	1,050,033
2.00% due 02/15/2022	6,280,000	6,567,015
2.13% due 05/31/2015	2,510,000	2,623,733
2.38% due 08/31/2014	10,110,000	10,482,412
2.38% due 10/31/2014	90,000	93,614
2.38% due 05/31/2018	5,631,000	6,131,190
2.63% due 02/29/2016	2,810,000	3,014,824
2.75% due 05/31/2017	2,284,000	2,509,367
2.75% due 12/31/2017	2,479,000	2,741,620
3.00% due 02/28/2017	830,000	916,891
3.13% due 05/15/2019	262,000	298,659
3.13% due 05/15/2021	2,199,000	2,519,572
3.38% due 11/15/2019	1,099,000	1,274,497
3.50% due 05/15/2020	3,472,000	4,068,750
3.63% due 08/15/2019	78,000	91,583
4.25% due 08/15/2015	750,000	829,102

		117,657,125

Total U.S. Government Treasuries (cost $130,322,180)		134,715,900

MUNICIPAL BONDS & NOTES - 0.5%

Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	1,057,000	1,224,355
Port Authority of New York & New Jersey Revenue Bonds 4.46% due 10/01/2062	1,010,000	1,012,464
Port Authority of New York & New Jersey Revenue Bonds 4.90% due 10/01/2051	861,000	967,928

Total Municipal Bonds & Notes (cost $2,917,474)		3,204,747

PREFERRED STOCK - 0.3%
Banks-Commercial - 0.2%

City National Corp. Series C 5.50%	40,225	977,467

Banks-Super Regional - 0.1%

US Bancorp FRS Series A 3.50%	635	546,100

Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(8)	148,000	15

Finance-Mortgage Loan/Banker - 0.0%

Federal Home Loan Mtg. Corp. FRS Series Z 8.38%	6,900	11,178

Total Preferred Stock (cost $1,553,599)		1,534,760

WARRANTS - 0.0%
Oil-Field Services - 0.0%

Green Field Energy Services, Inc. Expires 11/15/2021*†	290	8,700

Publishing-Periodicals - 0.0%

Reader’s Digest Assoc., Inc. Expires 02/19/14†(8)(9)	382	0

Television - 0.0%

ION Media Networks, Inc. Expires 12/18/2016 (strike price $500.00)†(8)(9)(12)	40	14,000
ION Media Networks, Inc. Expires 12/18/2016 (strike price $687.00)†(8)(9)(12)	39	9,750

		23,750

Total Warrants (cost $5,346)		32,450

Total Long-Term Investment Securities (cost $563,720,638)		582,519,766

SHORT-TERM INVESTMENT SECURITIES - 3.7%
Time Deposits - 3.7%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/03/2012 (cost $22,480,000)	22,480,000	22,480,000

TOTAL INVESTMENTS (cost $586,200,638)(4)	98.5%	604,999,766
Other assets less liabilities	1.5	9,233,029

NET ASSETS	100.0%	$614,232,795

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2012, the aggregate value of these securities was $52,635,991 representing 8.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Collateralized Mortgage Obligation
(2)	Commercial Mortgage Backed Security
(3)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(4)	See Note 5 for cost of investments on a tax basis.
(5)	Perpetual maturity - maturity date reflects the next call date.
(6)	Security in default
(7)	Company has filed for Chapter 11 bankruptcy subsequent to November 30, 2012.
(8)	Illiquid security. At November 30, 2012, the aggregate value of these securities was $28,577 representing 0.0% of net assets.
(9)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(10)	Interest Only
(11)	PIK (“Payment-in-Kind”) Security - Income may be paid in additional securities or cash at the discretion of the issuer.
(12)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2012, the Core Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
ION Media Networks, Inc.
Strike price $500.00
Warrants	11/11/2010	40	$—	$14,000	$350	0.00%

ION Media Networks, Inc.
Strike price $687.00
Warrants	11/11/2010	39	—	9,750	250	0.00

				$23,750		0.00%

REMIC - Real Estate Mortgage Investment Conduit

STRIPS - Separate Trading of Registered Interest and Principal Securities

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at November 30, 2012 and unless noted otherwise the dates are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities:
Diversified Financial Services	$—	$34,676,235	$657,696	$35,333,931
U.S. Corporate Bonds & Notes:
Airlines	—	—	351,260	351,260
Gambling (Non-Hotel)	—	—	4,767	4,767
Recycling	—	—	4	4
Other Industries*	—	143,632,676	—	143,632,676
Foreign Corporate Bonds & Notes	—	35,308,798	—	35,308,798
Foreign Government Agencies:
Regional Authority	—	2,097,485	—	2,097,485
Sovereign	—	31,298,664	—	31,298,664
U.S. Government Agencies:
Federal Home Loan Mtg. Corp.	—	46,225,159	—	46,225,159
Federal National Mtg. Assoc.	—	141,603,298	—	141,603,298
Government National Mtg. Assoc.	—	7,175,867	—	7,175,867
U.S. Government Treasuries:
United States Treasury Bonds	—	17,058,775	—	17,058,775
United States Treasury Notes	—	117,657,125	—	117,657,125
Municipal Bonds & Notes	—	3,204,747	—	3,204,747
Preferred Stock:
Finance-Investment Banker/Broker	—	15	—	15
Other Industries*	1,534,745	—	—	1,534,745
Warrants:
Oil-Field Services	—	8,700	—	8,700
Publishing-Periodicals	—	—	0	0
Television	—	—	23,750	23,750
Short-Term Investment Securities:
Time Deposits	—	22,480,000	—	22,480,000

Total	$1,534,745	$602,427,544	$1,037,477	$604,999,766

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS - November 30, 2012 (unaudited)

Security Description	Shares/ Principal Amount(15)	Value (Note 1)
CONVERTIBLE BONDS & NOTES - 1.0%
Cellular Telecom - 0.3%

Leap Wireless International, Inc. Senior Notes 4.50% due 07/15/2014	$1,246,000	$1,181,364

Medical-Drugs - 0.1%

Savient Pharmaceuticals, Inc. Senior Notes 4.75% due 02/01/2018	1,620,000	296,662

Oil Companies-Exploration & Production - 0.6%

Chesapeake Energy Corp. Company Guar. Notes 2.50% due 05/15/2037	2,185,000	1,894,122

Total Convertible Bonds & Notes
(cost $3,906,391)		3,372,148

U.S. CORPORATE BONDS & NOTES - 78.4%
Advertising Sales - 0.6%

Lamar Media Corp. Company Guar. Notes 5.00% due 05/01/2023*	1,580,000	1,583,950
Lamar Media Corp. Company Guar. Notes 5.88% due 02/01/2022	500,000	531,875

		2,115,825

Aerospace/Defense - 0.1%

Esterline Technologies Corp. Company Guar. Notes 7.00% due 08/01/2020	165,000	183,150

Aerospace/Defense-Equipment - 1.8%

BE Aerospace, Inc. Senior Notes 5.25% due 04/01/2022	1,185,000	1,250,175
BE Aerospace, Inc. Senior Notes 6.88% due 10/01/2020	1,390,000	1,549,850
TransDigm, Inc. Company Guar. Notes 5.50% due 10/15/2020*	885,000	904,912
TransDigm, Inc. Company Guar. Notes 7.75% due 12/15/2018	1,995,000	2,204,475

		5,909,412

Agricultural Chemicals - 0.5%

CF Industries, Inc. Company Guar. Notes 6.88% due 05/01/2018	300,000	368,816
CF Industries, Inc. Company Guar. Notes 7.13% due 05/01/2020	970,000	1,226,098

		1,594,914

Agricultural Operations - 0.1%

American Rock Salt Co., LLC/American Rock Capital Corp. Sec. Notes 8.25% due 05/01/2018*	431,000	394,365

Alternative Waste Technology - 0.2%

Darling International, Inc. Company Guar. Notes 8.50% due 12/15/2018	647,000	741,624

Apparel Manufacturers - 0.2%

Hanesbrands, Inc. Company Guar. Notes 6.38% due 12/15/2020	615,000	675,731

Applications Software - 0.5%

Emdeon, Inc. Company Guar. Notes 11.00% due 12/31/2019	1,285,000	1,474,538

Auto-Cars/Light Trucks - 0.4%

Ford Motor Co. Senior Notes 7.45% due 07/16/2031	1,042,000	1,307,710

Auto/Truck Parts & Equipment-Original - 2.1%

Affinia Group, Inc. Senior Sec. Notes 10.75% due 08/15/2016*	728,000	789,880
American Axle & Manufacturing, Inc. Company Guar. Notes 6.63% due 10/15/2022	761,000	772,415
ArvinMeritor, Inc. Company Guar. Notes 8.13% due 09/15/2015	1,070,000	1,134,200
ArvinMeritor, Inc. Company Guar. Notes 10.63% due 03/15/2018	1,095,000	1,136,062
Tenneco, Inc. Company Guar. Notes 7.75% due 08/15/2018	275,000	298,375
TRW Automotive, Inc. Company Guar. Notes 7.25% due 03/15/2017*	2,310,000	2,621,850

		6,752,782

Banks-Commercial - 1.4%

CIT Group, Inc. Senior Notes 5.00% due 05/15/2017	1,030,000	1,078,925
CIT Group, Inc. Senior Notes 5.38% due 05/15/2020	1,675,000	1,788,062
CIT Group, Inc. Senior Notes 6.63% due 04/01/2018*	1,491,000	1,669,920

		4,536,907

Banks-Mortgage - 0.6%

Provident Funding Associates LP/PFG Finance Corp. Senior Sec. Notes 10.25% due 04/15/2017*	1,915,000	2,106,500

Beverages-Wine/Spirits - 0.4%

Constellation Brands, Inc. Company Guar. Notes 4.63% due 03/01/2023	310,000	319,300

Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/2017	750,000	880,781

		1,200,081

Broadcast Services/Program - 0.0%

Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/2014(6)	814	816

Building & Construction Products-Misc. - 0.3%

Nortek, Inc. Company Guar. Notes 8.50% due 04/15/2021*	510,000	552,075
Ply Gem Industries, Inc. Senior Notes 9.38% due 04/15/2017*	520,000	548,600

		1,100,675

Building Products-Wood - 0.5%

Masco Corp. Senior Notes 6.13% due 10/03/2016	340,000	377,706
Masco Corp. Senior Notes 7.13% due 03/15/2020	925,000	1,084,462
Masco Corp. Senior Notes 7.75% due 08/01/2029	145,000	166,640

		1,628,808

Building-Residential/Commercial - 2.4%

K Hovnanian Enterprises, Inc. Sec. Notes 9.13% due 11/15/2020*	2,035,000	2,144,381
KB Home Company Guar. Notes 7.50% due 09/15/2022	555,000	602,175
KB Home Company Guar. Notes 8.00% due 03/15/2020	1,461,000	1,636,320
Lennar Corp. Company Guar. Notes 4.75% due 11/15/2022*	2,721,000	2,632,568
Pulte Homes, Inc. Company Guar. Bonds 6.38% due 05/15/2033	285,000	279,300
Ryland Group, Inc. Company Guar. Notes 5.38% due 10/01/2022	390,000	396,825

		7,691,569

Cable/Satellite TV - 5.3%

CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 09/30/2022	2,850,000	2,871,375
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/2022	1,215,000	1,321,313
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.25% due 10/30/2017	2,717,000	2,964,926
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.88% due 04/30/2018	986,000	1,064,880
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 8.13% due 04/30/2020	315,000	354,375
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	1,886,000	2,131,180
DISH DBS Corp. Company Guar. Notes 7.88% due 09/01/2019	2,710,000	3,204,575
Harron Communications LP/Harron Finance Corp. Senior Notes 9.13% due 04/01/2020*	736,000	800,400
Mediacom LLC/Mediacom Capital Corp. Senior Notes 9.13% due 08/15/2019	2,275,000	2,513,875

		17,226,899

Casino Hotels - 2.4%

Caesars Entertainment Operating Co., Inc. Senior Sec. Notes 8.50% due 02/15/2020*	1,405,000	1,376,900
Caesars Entertainment Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/2017	2,315,000	2,487,178
CityCenter Holdings LLC/CityCenter Finance Corp. Senior Sec. Notes 7.63% due 01/15/2016	1,070,000	1,139,550
MGM Mirage, Inc. Senior Sec. Notes 9.00% due 03/15/2020	480,000	534,000
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/2017	900,000	987,750
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 1st. Mtg. Notes 7.75% due 08/15/2020	1,165,000	1,336,838

		7,862,216

Casino Services - 0.4%

Greektown Superholdings, Inc. Sec. Notes, Series A 13.00% due 07/01/2015	1,290,000	1,380,300

Greektown, Inc. LLC Escrow Notes 10.75% due 12/01/2013*†(2)(3)	930,000	0

		1,380,300

Cellular Telecom - 3.1%

Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/2016	750,000	793,125
Cricket Communications, Inc. Company Guar. Notes 7.75% due 10/15/2020	875,000	903,438
MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 11/15/2020	1,840,000	1,945,800
MetroPCS Wireless, Inc. Company Guar. Notes 7.88% due 09/01/2018	960,000	1,036,800
Sprint Nextel Corp. Company Guar. Notes 7.00% due 03/01/2020*	825,000	954,938
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/2018*	1,955,000	2,409,537
Syniverse Holdings, Inc. Company Guar. Notes 9.13% due 01/15/2019	1,865,000	1,990,887

		10,034,525

Chemicals-Diversified - 0.8%

Celanese US Holdings LLC Company Guar. Notes 6.63% due 10/15/2018	775,000	850,562
Momentive Performance Materials, Inc. Senior Sec. Notes 8.88% due 10/15/2020*	750,000	744,375
Momentive Performance Materials, Inc. Sec. Notes 9.00% due 01/15/2021	906,000	636,465
Momentive Performance Materials, Inc. Sec. Notes 12.50% due 06/15/2014	403,000	416,098

		2,647,500

Chemicals-Plastics - 0.6%

Hexion US Finance Corp. Senior Sec. Notes 6.63% due 04/15/2020	485,000	483,787
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/2018	915,000	924,150
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Sec. Notes 9.00% due 11/15/2020	680,000	603,500

		2,011,437

Chemicals-Specialty - 0.4%

Ferro Corp. Senior Notes 7.88% due 08/15/2018	1,405,000	1,268,013

Coal - 1.0%

Peabody Energy Corp. Company Guar. Notes 6.00% due 11/15/2018	740,000	773,300
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/2020	2,321,000	2,471,865

		3,245,165

Commercial Services - 0.9%

ARAMARK Holdings Corp. Senior Notes 8.63% due 05/01/2016*(6)	790,000	809,758
Iron Mountain, Inc. Company Guar. Notes 5.75% due 08/15/2024	760,000	758,100
Iron Mountain, Inc. Company Guar. Notes 7.75% due 10/01/2019	1,265,000	1,419,962

		2,987,820

Commercial Services-Finance - 0.3%

Lender Processing Services, Inc. Company Guar. Notes 5.75% due 04/15/2023	850,000	887,188

Computer Services - 1.1%

SunGard Data Systems, Inc. Company Guar. Notes 6.63% due 11/01/2019*	630,000	642,600
SunGard Data Systems, Inc. Company Guar. Notes 7.38% due 11/15/2018	1,161,000	1,237,916
SunGard Data Systems, Inc. Company Guar. Notes 7.63% due 11/15/2020	525,000	574,875
SunGard Data Systems, Inc. Company Guar. Notes 10.25% due 08/15/2015	1,186,000	1,206,257

		3,661,648

Consumer Products-Misc. - 0.5%

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 6.88% due 02/15/2021	1,035,000	1,115,212
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 7.88% due 08/15/2019	415,000	456,500

		1,571,712

Containers-Metal/Glass - 0.5%

Ball Corp. Company Guar. Notes 7.38% due 09/01/2019	185,000	205,812
Crown Americas LLC/Crown Americas Capital Corp. II Company Guar. Notes 7.63% due 05/15/2017	1,060,000	1,124,925
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	275,000	301,125

		1,631,862

Data Processing/Management - 2.1%

Fidelity National Information Services, Inc. Company Guar. Notes 5.00% due 03/15/2022	675,000	705,375
Fidelity National Information Services, Inc. Company Guar. Notes 7.63% due 07/15/2017	480,000	523,200
First Data Corp. Senior Sec. Notes 7.38% due 06/15/2019*	3,115,000	3,200,662
First Data Corp. Sec. Notes 8.25% due 01/15/2021*	1,977,000	1,972,058
First Data Corp. Sec. Notes 8.75% due 01/15/2022*(6)	553,000	561,295

		6,962,590

Diagnostic Kits - 0.7%

Alere, Inc. Senior Notes 7.88% due 02/01/2016	1,735,000	1,820,015
Alere, Inc. Company Guar. Notes 9.00% due 05/15/2016	325,000	341,250

		2,161,265

Dialysis Centers - 0.3%

Fresenius Medical Care U.S. Finance II, Inc. Company Guar. Notes 5.63% due 07/31/2019*	420,000	448,350
Fresenius Medical Care U.S. Finance II, Inc. Company Guar. Notes 5.88% due 01/31/2022*	345,000	370,013
Fresenius Medical Care U.S. Finance, Inc. Company Guar. Notes 6.50% due 09/15/2018*	290,000	325,525

		1,143,888

Diversified Banking Institutions - 1.4%

Ally Financial, Inc. Company Guar. Notes 7.50% due 09/15/2020	985,000	1,186,925
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/2020	1,385,000	1,703,550
GMAC LLC Sub. Notes 8.00% due 12/31/2018	1,475,000	1,701,781

		4,592,256

Diversified Financial Services - 0.4%

Community Choice Financial, Inc. Senior Sec. Notes 10.75% due 05/01/2019	1,510,000	1,464,700

Diversified Manufacturing Operations - 0.5%

JM Huber Corp. Senior Notes 9.88% due 11/01/2019*	1,390,000	1,549,850

Diversified Operations - 0.4%

Ladder Capital Finance Holdings LLP/Ladder Capital Finance Corp. Senior Notes 7.38% due 10/01/2017*	1,310,000	1,323,100

Electric-Generation - 0.7%

AES Corp. Senior Notes 8.00% due 10/15/2017	1,420,000	1,629,450
AES Corp. Senior Notes 8.00% due 06/01/2020	450,000	519,750

		2,149,200

Electric-Integrated - 0.5%

DPL, Inc. Senior Notes 7.25% due 10/15/2021	1,225,000	1,292,375
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Senior Sec. Notes 11.50% due 10/01/2020*	605,000	447,700

		1,740,075

Electronic Components-Semiconductors - 1.3%

Freescale Semiconductor, Inc. Company Guar. Notes 8.05% due 02/01/2020	1,725,000	1,651,687
Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/2018*	2,215,000	2,383,894
Freescale Semiconductor, Inc. Company Guar. Notes 10.75% due 08/01/2020	228,000	239,115

		4,274,696

Enterprise Software/Service - 0.3%

Infor US, Inc. Company Guar. Notes 9.38% due 04/01/2019	968,000	1,079,320

Finance-Auto Loans - 0.9%

Credit Acceptance Corp. Senior Sec. Notes 9.13% due 02/01/2017	1,270,000	1,387,475
Ford Motor Credit Co. LLC Senior Notes 8.13% due 01/15/2020	1,195,000	1,518,677

		2,906,152

Finance-Consumer Loans - 1.4%

SLM Corp. Senior Notes 6.25% due 01/25/2016	1,035,000	1,122,975
SLM Corp. Senior Notes 8.00% due 03/25/2020	406,000	463,855
SLM Corp. Senior Notes 8.45% due 06/15/2018	934,000	1,085,775
TMX Finance LLC/TitleMax Finance Corp. Senior Sec. Notes 13.25% due 07/15/2015	1,690,000	1,873,787

		4,546,392

Finance-Leasing Companies - 0.3%

Air Lease Corp. Senior Notes 5.63% due 04/01/2017	825,000	862,125

Finance-Other Services - 0.4%

CNH Capital LLC Senior Notes 3.88% due 11/01/2015*	230,000	236,038
Nationstar Mortgage LLC/Nationstar Capital Corp. Company Guar. Notes 7.88% due 10/01/2020*	1,120,000	1,160,600

		1,396,638

Food-Misc./Diversified - 0.2%

ARAMARK Corp. Company Guar. Notes 8.50% due 02/01/2015	510,000	515,743

Funeral Services & Related Items - 1.1%

Service Corp International Senior Notes 4.50% due 11/15/2020	925,000	936,562
Service Corp. International Senior Notes 7.63% due 10/01/2018	2,086,000	2,487,555

		3,424,117

Gambling (Non-Hotel) - 0.4%

Isle of Capri Casinos, Inc. Company Guar. Notes 8.88% due 06/15/2020	1,125,000	1,191,094

Hazardous Waste Disposal - 0.2%

Clean Harbors, Inc. Company Guar. Notes 5.13% due 06/01/2021*	300,000	306,750
Clean Harbors, Inc. Company Guar. Notes 5.25% due 08/01/2020	290,000	297,975

		604,725

Hotels/Motels - 0.6%

Choice Hotels International, Inc. Company Guar. Notes 5.70% due 08/28/2020	131,000	141,480
Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/2022	1,000,000	1,095,000
Starwood Hotels & Resorts Worldwide, Inc. Senior Notes 7.15% due 12/01/2019	585,000	716,527

		1,953,007

Independent Power Producers - 0.4%

Calpine Corp. Senior Sec. Notes 7.50% due 02/15/2021*	1,224,000	1,352,520

Insurance-Multi-line - 1.1%

Hartford Financial Services Group, Inc. FRS Jr. Sub. Debentures 8.13% due 06/15/2038	1,970,000	2,255,650
ING US, Inc. Company Guar. Notes 5.50% due 07/15/2022*	1,140,000	1,239,600

		3,495,250

Internet Connectivity Services - 0.2%

Zayo Group LLC/Zayo Capital, Inc. Senior Sec. Notes 8.13% due 01/01/2020	280,000	305,900
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 10.13% due 07/01/2020	200,000	224,000

		529,900

Investment Management/Advisor Services - 0.6%

Nuveen Investments, Inc. Senior Notes 9.13% due 10/15/2017*	550,000	545,875
Nuveen Investments, Inc. Senior Notes 9.50% due 10/15/2020*	1,321,000	1,334,210

		1,880,085

Machinery-Farming - 1.0%

Case New Holland, Inc. Company Guar. Notes 7.75% due 09/01/2013	1,175,000	1,224,938

Case New Holland, Inc. Company Guar. Notes 7.88% due 12/01/2017	1,595,000	1,878,112

		3,103,050

Medical Information Systems - 0.6%

IMS Health, Inc. Senior Notes 12.50% due 03/01/2018*	1,645,000	1,945,212

Medical Labs & Testing Services - 0.4%

American Renal Holdings Co., Inc. Senior Sec. Notes 8.38% due 05/15/2018	1,270,000	1,343,025

Medical Products - 0.4%

Biomet, Inc. Company Guar. Notes 6.50% due 08/01/2020*	605,000	632,225
Biomet, Inc. Company Guar. Notes 6.50% due 10/01/2020*	560,000	554,400

		1,186,625

Medical-Drugs - 0.6%

Valeant Pharmaceuticals International Company Guar. Notes 6.75% due 08/15/2021*	1,866,000	2,001,285

Medical-Hospitals - 3.7%

CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/15/2018	701,000	737,803
CHS/Community Health Systems, Inc. Company Guar. Notes 7.13% due 07/15/2020	1,265,000	1,337,738
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	2,150,000	2,338,125
HCA, Inc. Senior Notes 6.25% due 02/15/2013	900,000	907,875
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	1,275,000	1,431,187
HCA, Inc. Senior Notes 7.50% due 11/15/2095	415,000	361,050
HCA, Inc. Senior Sec. Notes 7.88% due 02/15/2020	2,370,000	2,663,287
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/2019	750,000	841,875
Health Management Associates, Inc. Company Guar. Notes 7.38% due 01/15/2020	455,000	491,400
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020*	870,000	876,525

		11,986,865

Medical-Outpatient/Home Medical - 0.6%

Radiation Therapy Services, Inc. Sec. Notes 8.88% due 01/15/2017	665,000	658,350
Radiation Therapy Services, Inc. Company Guar. Notes 9.88% due 04/15/2017	1,720,000	1,255,600

		1,913,950

Motion Pictures & Services - 0.1%

NAI Entertainment Holdings LLC Senior Sec. Notes 8.25% due 12/15/2017*	297,000	328,185

Non-Ferrous Metals - 0.0%

Renco Metals, Inc. Company Guar. Notes 11.50% due 07/01/2003†(2)(3)(4)(5)	210,000	0

Office Automation & Equipment - 1.3%

CDW LLC/CDW Finance Corp. Senior Sec. Notes 8.00% due 12/15/2018(7)	1,060,000	1,166,000
CDW LLC/CDW Finance Corp. Company Guar. Notes 8.50% due 04/01/2019	2,967,000	3,196,942

		4,362,942

Oil Companies-Exploration & Production - 4.2%

Antero Resources Finance Corp. Company Guar. Notes 6.00% due 12/01/2020*	1,390,000	1,393,475
Antero Resources Finance Corp. Company Guar. Notes 7.25% due 08/01/2019	790,000	853,200
Antero Resources Finance Corp. Company Guar. Notes 9.38% due 12/01/2017	825,000	907,500
Chesapeake Energy Corp. Company Guar. Notes 6.63% due 08/15/2020	595,000	623,263
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	690,000	731,400
Endeavour International Corp. Senior Sec. Notes 12.00% due 03/01/2018*	1,195,000	1,296,575
EP Energy LLC/EP Energy Finance, Inc. Senior Notes 9.38% due 05/01/2020	2,168,000	2,401,060
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 6.88% due 05/01/2019	110,000	119,075

Newfield Exploration Co. Senior Notes 5.75% due 01/30/2022	1,330,000	1,446,375
Newfield Exploration Co. Senior Sub. Notes 7.13% due 05/15/2018	885,000	933,675
Plains Exploration & Production Co. Company Guar. Notes 6.63% due 05/01/2021	216,000	221,400
Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/2022	564,000	580,920
Range Resources Corp. Company Guar. Notes 6.75% due 08/01/2020	995,000	1,089,525
Rosetta Resources, Inc. Company Guar. Notes 9.50% due 04/15/2018	935,000	1,030,837

		13,628,280

Oil-Field Services - 0.7%

Basic Energy Services, Inc. Company Guar. Notes 7.75% due 02/15/2019	1,350,000	1,339,875
Hornbeck Offshore Services, Inc. Company Guar. Notes 8.00% due 09/01/2017	830,000	892,250

		2,232,125

Paper & Related Products - 0.4%

Boise Cascade LLC/Boise Cascade Finance Corp. Senior Notes 6.38% due 11/01/2020*	420,000	426,300
Neenah Paper, Inc. Company Guar. Notes 7.38% due 11/15/2014	535,000	536,337
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020*	235,000	240,288

		1,202,925

Pharmacy Services - 0.4%

BioScrip, Inc. Company Guar. Notes 10.25% due 10/01/2015	1,240,000	1,326,800

Physical Therapy/Rehabilitation Centers - 0.6%

HealthSouth Corp. Company Guar. Notes 7.25% due 10/01/2018	1,823,000	1,973,397

Pipelines - 2.7%

El Paso Corp. Company Guar. Notes 6.50% due 09/15/2020	1,075,000	1,206,742
El Paso Corp. Company Guar. Notes 7.00% due 06/15/2017	1,715,000	1,960,214
El Paso Corp. Company Guar. Notes 7.75% due 01/15/2032	285,000	334,393
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	1,350,000	1,532,250
Kinder Morgan Finance Co. LLC Senior Sec. Notes 6.00% due 01/15/2018*	2,290,000	2,504,910
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.25% due 06/15/2022	386,000	419,775
NGPL PipeCo LLC Senior Sec. Notes 7.12% due 12/15/2017*	795,000	858,600

		8,816,884

Printing-Commercial - 0.5%

Deluxe Corp. Company Guar. Notes 6.00% due 11/15/2020*	1,570,000	1,558,225

Radio - 0.1%

Sirius XM Radio, Inc. Senior Notes 5.25% due 08/15/2022*	430,000	428,925

Real Estate Investment Trusts - 1.2%

DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/2017	1,100,000	1,207,250
Host Hotels & Resorts LP Company Guar. Notes 6.00% due 11/01/2020	2,455,000	2,700,500

		3,907,750

Real Estate Management/Services - 0.3%

Realogy Corp. Senior Sec. Notes 7.63% due 01/15/2020*	870,000	970,050

Recycling - 0.0%

Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(2)(3)	2,565,000	97

Rental Auto/Equipment - 1.5%

H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022*	490,000	516,950
HDTFS, Inc. Company Guar. Notes 5.88% due 10/15/2020*	500,000	516,250
HDTFS, Inc. Company Guar. Notes 6.25% due 10/15/2022*	325,000	336,781
United Rentals North America, Inc. Sec. Notes 5.75% due 07/15/2018*	2,075,000	2,235,813

United Rentals North America, Inc. Company Guar. Notes 7.38% due 05/15/2020*	690,000	753,825
United Rentals North America, Inc. Company Guar. Notes 7.63% due 04/15/2022*	470,000	520,525

		4,880,144

Retail-Apparel/Shoe - 0.2%

Limited Brands, Inc. Senior Notes 6.95% due 03/01/2033	651,000	655,883

Retail-Arts & Crafts - 0.6%

Michaels Stores, Inc. Company Guar. Notes 7.75% due 11/01/2018	1,940,000	2,102,475

Retail-Discount - 0.5%

99 Cents Only Stores Company Guar. Notes 11.00% due 12/15/2019	1,355,000	1,544,700

Retail-Home Furnishings - 0.4%

GRD Holdings III Corp. Senior Sec. Notes 10.75% due 06/01/2019*	1,160,000	1,186,100

Retail-Leisure Products - 0.1%

Party City Holdings, Inc. Senior Notes 8.88% due 08/01/2020*	455,000	482,300

Retail-Perfume & Cosmetics - 0.4%

Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 5.75% due 06/01/2022	585,000	633,262
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/2019	491,000	546,238

		1,179,500

Retail-Propane Distribution - 0.7%

AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 6.75% due 05/20/2020	730,000	795,700
AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 7.00% due 05/20/2022	535,000	583,150
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/2021	906,000	878,820

		2,257,670

Rubber-Tires - 0.4%

Continental Rubber of America Corp. Senior Sec. Notes 4.50% due 09/15/2019	1,200,000	1,212,000

Rubber/Plastic Products - 0.0%

Venture Holdings Co. LLC Escrow Notes 11.00% due 06/01/2007†(2)(3)	50,000	0

Satellite Telecom - 0.7%

Hughes Satellite Systems Corp. Senior Sec. Notes 6.50% due 06/15/2019	1,985,000	2,133,875

Shipbuilding - 0.7%

Huntington Ingalls Industries, Inc. Company Guar. Notes 6.88% due 03/15/2018	1,730,000	1,855,425
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	280,000	302,750

		2,158,175

Telecom Services - 0.4%

GCI, Inc. Senior Notes 6.75% due 06/01/2021	590,000	587,050
SBA Telecommunications, Inc. Company Guar. Notes 5.75% due 07/15/2020*	426,000	445,170
TW Telecom Holdings, Inc. Company Guar. Notes 5.38% due 10/01/2022*	230,000	238,050

		1,270,270

Telecommunication Equipment - 0.4%

Sorenson Communications, Inc. Sec. Notes 10.50% due 02/01/2015*	1,580,000	1,311,400

Telephone-Integrated - 2.0%

Level 3 Financing, Inc. Company Guar. Notes 7.00% due 06/01/2020*	794,000	807,895
Level 3 Financing, Inc. Company Guar. Notes 8.13% due 07/01/2019	386,000	413,020
Level 3 Financing, Inc. Company Guar. Notes 8.63% due 07/15/2020	2,122,000	2,307,675
Windstream Corp. Company Guar. Notes 7.75% due 10/15/2020	2,465,000	2,600,575
Windstream Corp. Company Guar. Notes 8.13% due 09/01/2018	425,000	461,125

		6,590,290

Television - 1.2%

Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020*	1,965,000	1,965,000
Sinclair Television Group, Inc. Sec. Notes 9.25% due 11/01/2017*	745,000	819,500
Univision Communications, Inc. Senior Sec. Notes 6.75% due 09/15/2022*	1,161,000	1,172,610

		3,957,110

Theaters - 0.8%

AMC Entertainment, Inc. Company Guar. Notes 8.75% due 06/01/2019		1,205,000	1,325,500
Regal Cinemas Corp. Company Guar. Notes 8.63% due 07/15/2019		819,000	898,852
Regal Entertainment Group Company Guar. Notes 9.13% due 08/15/2018		446,000	493,945

			2,718,297

Transport-Marine - 1.0%

ACL I Corp. Senior Notes 11.38% due 02/15/2016(6)		1,654,281	1,662,552
Marquette Transportation Co./Marquette Transportation Finance Corp. Sec. Notes 10.88% due 01/15/2017		1,630,000	1,707,425

			3,369,977

Web Hosting/Design - 0.2%

Equinix, Inc. Senior Notes 7.00% due 07/15/2021		710,000	781,000

Wire & Cable Products - 0.3%

Anixter, Inc. Company Guar. Notes 5.63% due 05/01/2019		415,000	434,713
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. Senior Notes 6.38% due 09/15/2020*		490,000	503,475

			938,188

Wireless Equipment - 0.2%

SBA Communications Corp. Senior Notes 5.63% due 10/01/2019*		765,000	789,863

X-Ray Equipment - 0.1%

Hologic, Inc. Company Guar. Notes 6.25% due 08/01/2020*		155,000	164,688

Total U.S. CORPORATE BONDS & NOTES
(cost $241,055,202)			254,830,882

FOREIGN CORPORATE BONDS & NOTES - 12.6%
Agricultural Chemicals - 0.2%

Nufarm Australia, Ltd. Company Guar. Notes 6.38% due 10/15/2019*		565,000	584,775

Banks-Commercial - 0.8%

LBG Capital No.1 PLC Bank Guar. Notes 7.88% due 11/01/2020*		2,521,000	2,665,957

Building Products-Wood - 0.2%

Ainsworth Lumber Co., Ltd. Senior Sec. Notes 7.50% due 12/15/2017*		580,000	597,400

Cable/Satellite TV - 0.7%

Nara Cable Funding, Ltd. Senior Sec. Notes 8.88% due 12/01/2018*		1,525,000	1,456,375
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH Senior Sec. Notes 5.50% due 01/15/2023*		820,000	831,275

			2,287,650

Chemicals-Diversified - 1.2%

Ineos Finance PLC Senior Sec. Notes 7.50% due 05/01/2020*		480,000	495,600
Ineos Group Holdings SA Sec. Notes 8.50% due 02/15/2016*		2,921,000	2,862,580
LyondellBasell Industries NV Senior Notes 6.00% due 11/15/2021		526,000	627,912

			3,986,092

Cruise Lines - 0.1%

Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022		285,000	298,538

Diversified Banking Institutions - 0.4%

Royal Bank of Scotland Group PLC Sub. Notes 6.13% due 12/15/2022		625,000	640,932
UBS AG Sub. Notes 7.63% due 08/17/2022		700,000	768,807

			1,409,739

Diversified Financial Services - 0.4%

National Money Mart Co. Company Guar. Notes 10.38% due 12/15/2016		1,251,000	1,385,483

Diversified Minerals - 1.0%

FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 7.00% due 11/01/2015*		1,955,000	1,994,100
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 8.25% due 11/01/2019*		1,330,000	1,359,925

			3,354,025

Finance-Other Services - 0.5%

Ausdrill Finance Pty, Ltd. Company Guar. Notes 6.88% due 11/01/2019*		1,600,000	1,580,000

Gambling (Non-Hotel) - 0.2%

Great Canadian Gaming Corp. Company Guar. Notes 6.63% due 07/25/2022*	CAD	575,000	599,109

Independent Power Producers - 0.0%

AES Drax Energy, Ltd. Senior Sec. Notes 11.50% due 08/30/2010†(2)(3)(4)(8)	475,000	0

Internet Connectivity Services - 0.5%

eAccess, Ltd. Company Guar. Notes 8.25% due 04/01/2018*	1,340,000	1,487,400

Medical-Drugs - 0.4%

Elan Finance PLC/Elan Finance Corp. Company Guar. Notes 6.25% due 10/15/2019*	1,345,000	1,392,075

Multimedia - 0.4%

Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023*	1,290,000	1,338,375

Oil & Gas Drilling - 0.7%

Seadrill, Ltd. Senior Notes 5.63% due 09/15/2017*	1,110,000	1,110,000
Shelf Drilling Holdings, Ltd. Senior Sec. Notes 8.63% due 11/01/2018*	1,050,000	1,055,250

		2,165,250

Oil Companies-Exploration & Production - 0.8%

Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017	1,925,000	2,117,500
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	480,000	498,000

		2,615,500

Paper & Related Products - 0.8%

Cascades, Inc. Company Guar. Notes 7.88% due 01/15/2020	539,000	568,645
Fibria Overseas Finance, Ltd. Company Guar. Notes 7.50% due 05/04/2020*	1,671,000	1,842,278

		2,410,923

Retail-Misc./Diversified - 0.1%

Dufry Finance SCA Company Guar. Notes 5.50% due 10/15/2020*	405,000	417,097

Satellite Telecom - 1.5%

Intelsat Jackson Holdings SA Company Guar. Notes 6.63% due 12/15/2022*	590,000	590,000
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 04/01/2019	1,345,000	1,435,788
Intelsat Luxembourg SA Company Guar. Notes 11.50% due 02/04/2017(6)	2,707,567	2,873,405

		4,899,193

Special Purpose Entity - 0.0%

Hellas Telecommunications Luxembourg II FRS Sub. Notes 6.03% due 01/15/2015*†(2)(3)(8)(9)	925,000	0

Telecom Services - 0.9%

UPCB Finance V, Ltd. Senior Sec. Notes 7.25% due 11/15/2021*	545,000	596,775
UPCB Finance VI, Ltd. Senior Sec. Notes 6.88% due 01/15/2022*	1,175,000	1,269,000
Wind Acquisition Finance SA Sec. Notes 11.75% due 07/15/2017*	1,000,000	1,022,500

		2,888,275

Telephone-Integrated - 0.3%

Virgin Media Finance PLC Company Guar. Notes 5.25% due 02/15/2022	1,050,000	1,105,125

Television - 0.3%

Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	845,000	870,350

Travel Services - 0.2%

Carlson Wagonlit BV Senior Sec. Notes 6.88% due 06/15/2019*	535,000	559,075

Total Foreign Corporate Bonds & Notes
(cost $40,317,780)		40,897,406

LOANS(3)(10)(11) - 1.5%
Beverages-Non-alcoholic - 0.0%

Le-Natures, Inc. Escrow Loan 9.36% due 03/01/2011†(2)(4)(12)	600,000	0

Building-Residential/Commercial - 0.0%

TOUSA, Inc. Term Loan 12.25% due 08/15/2013†(2)(6)(9)(12)	1,862,108	0

Cable/Satellite TV - 0.2%

Kabel Deutschland V&S GMBH Term Loan 4.25% due 02/01/2019	816,000	819,643

Coal - 0.4%

Arch Coal, Inc. Term Loan 5.75% due 05/01/2018	1,206,975	1,218,039

Commercial Services - 0.0%

Vertrue, Inc. Term Loan 13.25% due 08/14/2015†(9)	1,215,000	9,113

Electric-Integrated - 0.8%

Texas Competitive Electric Holdings Co. LLC Term Loan 4.73% due 10/10/2014	3,873,748	2,664,414

Medical-Drugs - 0.0%

Triax Pharmaceuticals LLC Escrow Loan 16.50% due 08/30/2011†(2)(4)	1,147,485	0

X-Ray Equipment - 0.1%

Hologic, Inc. Term Loan 4.50% due 07/19/2019	319,200	322,990

Total Loans
(cost $8,275,640)		5,034,199

COMMON STOCK - 0.4%
Building Products-Doors & Windows - 0.0%

Masonite Worldwide Holdings, Inc.†	754	27,144

Casino Services - 0.0%

Greektown, Inc.†(2)(3)	703	0

Food-Misc./Diversified - 0.1%

Wornick Co.†(2)(3)	3,444	311,958

Medical-Drugs - 0.0%

Triax Pharmaceuticals LLC Escrow Stock†(2)(3)(14)	85,612	0

Multimedia - 0.0%

Haights Cross Communication, Inc.†(2)(3)	10,439	0

Paper & Related Products - 0.3%

Caraustar Industries, Inc.†(2)(3)	80	986,171

Total Common Stock
(cost $2,445,412)		1,325,273

MEMBERSHIP INTEREST CERTIFICATES - 0.1%
Casino Services - 0.1%

Herbst Gaming, Inc.†(3)(13) (cost $232,701)	23,439	250,018

PREFERRED STOCK - 1.3%
Diversified Banking Institutions - 0.7%

GMAC Capital Trust I FRS 8.13%	86,000	2,240,300

Diversified Financial Services - 0.6%

Citigroup Capital XIII FRS 7.88%	67,000	1,876,000

Medical-Drugs - 0.0%

Triax Pharmaceuticals LLC Class C†(2)(3)	26,118	0

Total Preferred Stock
(cost $3,970,065)		4,116,300

WARRANTS - 0.1%
Building Products-Doors & Windows - 0.0%

Masonite Worldwide Holdings, Inc. Expires 05/20/2014 (strike price $55.31)†(2)(3)	3,658	7,363
Masonite Worldwide Holdings, Inc. Expires 05/20/2016 (strike price $55.31)†(2)(3)	2,743	14,164

		21,527

Publishing-Periodicals - 0.0%

Reader’s Digest Assoc., Inc. Expires 02/19/2014†(2)(3)	4,509	0

Television - 0.1%

ION Media Networks, Inc. Expires 12/18/2016 (strike price $500.00)†(2)(3)(13)	310	108,500
ION Media Networks, Inc. Expires 12/18/2016 (strike price $687.00)†(2)(3)(13)	306	76,500

		185,000

Total Warrants
(cost $4,669)		206,527

Total Long-Term Investment Securities
(cost $300,207,860)		310,032,753

REPURCHASE AGREEMENT - 3.8%

Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 11/30/2012, to be repurchased 12/03/2012 in the amount of $12,362,010 and collateralized by $12,590,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $12,609,351 (cost $12,362,000)	$12,362,000	12,362,000

TOTAL INVESTMENTS
(cost $312,569,860) (1)	99.2%	322,394,753
Other assets less liabilities	0.8	2,580,667

NET ASSETS	100.0%	$324,975,420

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2012, the aggregate value of these securities was $101,431,845 representing 31.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Illiquid security. At November 30, 2012, the aggregate value of these securities was $6,788,970 representing 2.1% of net assets.
(4)	Security in default of principal and interest
(5)	Company has filed for Chapter 7 bankruptcy.
(6)	PIK (“Payment-in-Kind”) Security - Income may be paid in additional securities or cash at the discretion of the issuer.
(7)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(8)	Company has filed bankruptcy in country of issuance.

(9)	Security in default
(10)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(11)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(12)	Company has filed for Chapter 11 bankruptcy protection.
(13)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2012, the High Yield Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
Herbst Gaming
Membership Interest Certificate	03/26/2008	23,439	$232,701	$250,018	$10.67	0.08%

ION Media Networks, Inc.
Strike price $500.00
Warrants	11/11/2010	310	–	108,500	350.00	0.03%

ION Media Networks, Inc.
Strike price $687.00
Warrants	03/01/2011	306	–	76,500	250.00	0.02%

				$435,018		0.13%

(14)	Consists of more than one type of securities traded together as a unit.
(15)	Denominated in United States dollars unless otherwise indicated.

FRS — Floating Rate Security

The rates shown on FRS Securities are the current interest rates as November 30, 2012 and unless notes otherwise, the dates shown are the original maturity dates.

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation

UBS AG	CAD	575,000	USD	576,372	12/14/2012	$–	$(2,349)

Currency Legend
CAD—Canadian Dollar
USD—United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Convertible Bonds & Notes	$—	$3,372,148	$—	$3,372,148
U.S. Corporate Bonds & Notes:
Cable/Satellite TV	—	17,226,899	—	17,226,899
Casino Services	—	1,380,300	0	1,380,300
Non-Ferrous Metals	—	—	0	0
Recycling	—	—	97	97
Rubber/Plastic Products	—	—	0	0
Other Industries*	—	236,223,586	—	236,223,586
Foreign Corporate Bonds & Notes:
Independent Power Producers	—	—	0	0
Special Purpose Entity	—	—	0	0
Other Industries*	—	40,897,406	—	40,897,406
Loans:
Beverages-Non-alcoholic	—	—	0	0
Building-Residential/Commercial	—	—	0	0
Commercial Services	—	—	9,113	9,113
Medical-Drugs	—	—	0	0
Other Industries*	—	5,025,086	—	5,025,086
Common Stock:
Building Products-Doors & Windows	27,144	—	—	27,144
Other Industries*	—	—	1,298,129	1,298,129
Membership Interest Certificates	—	250,018	—	250,018
Preferred Stock:
Medical-Drugs	—	—	0	0
Other Industries*	4,116,300	—	—	4,116,300
Warrants	—	—	206,527	206,527
Repurchase Agreement	—	12,362,000	—	12,362,000

Total	$4,143,444	$316,737,443	$1,513,866	$322,394,753

LIABILITIES:
Other Financial Instruments:@
Open Forward Foreign Currency Contracts – Depreciation	$—	$2,349	$—	$2,349

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS - November 30, 2012 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 95.8%
Australia - 2.5%

Atlas Iron, Ltd.	1,539,035	$2,224,498
Cabcharge Australia, Ltd.	160,590	648,580
Computershare, Ltd.	89,365	811,373
David Jones, Ltd.	91,019	236,519
Gunns, Ltd.†(1)(2)	2,150,658	0
Iluka Resources, Ltd.	167,557	1,439,117
Insurance Australia Group, Ltd.	354,657	1,713,655
JB Hi-Fi, Ltd.	34,639	358,962
Nufarm, Ltd./Australia	90,870	553,818
Qantas Airways, Ltd.†	521,671	721,351
Treasury Wine Estates, Ltd.	359,313	1,886,144
Western Areas NL	432,093	1,826,275

		12,420,292

Austria - 2.0%

AMS AG	43,451	4,698,166
Mayr-Melnhof Karton AG	8,488	897,918
Schoeller-Bleckmann Oilfield Equipment AG	39,420	4,084,499

		9,680,583

Belgium - 0.2%

Melexis NV	11,940	188,983
Telenet Group Holding NV	18,909	863,675

		1,052,658

Bermuda - 2.7%

Biosensors International Group, Ltd.†	1,346,000	1,284,688
Credicorp, Ltd.	14,950	2,091,505
Dairy Farm International Holdings, Ltd.	49,500	533,610
Esprit Holdings, Ltd.	233,050	361,444
First Pacific Co.	316,000	332,709
Hiscox, Ltd.	326,232	2,513,011
Li & Fung, Ltd.	280,000	460,994
Midland Holdings, Ltd.	2,098,000	971,823
Nine Dragons Paper Holdings, Ltd.	1,973,000	1,451,072
Peace Mark Holdings, Ltd.†(1)(2)	686,000	0
Shangri-La Asia, Ltd.	274,000	530,309
VTech Holdings, Ltd.	205,000	2,381,906

		12,913,071

Brazil - 3.3%

Abril Educacao SA	27,270	478,578
Anhanguera Educacional Participacoes SA	41,100	620,693
Arezzo Industria e Comercio SA	27,260	472,024
Brasil Brokers Participacoes SA	204,400	615,075
Brasil Insurance Participacoes e Administracao SA	84,900	703,262
Brazil Pharma SA	100,000	620,086
CETIP SA - Mercados Organizados	74,811	768,486
Cia Hering	21,600	483,594
Diagnosticos da America SA	79,400	461,507
EDP - Energias do Brasil SA	153,500	870,657
Estacio Participacoes SA	42,350	775,928
Fleury SA	42,300	455,307
Kroton Educacional SA†	37,728	731,677
Lojas Renner SA	9,600	351,104
LPS Brasil Consultoria de Imoveis SA	45,200	824,549
M Dias Branco SA	33,300	1,110,052
Odontoprev SA	115,300	582,759
PDG Realty SA Empreendimentos e Participacoes	264,200	372,165
Raia Drogasil SA	40,500	398,025
Redecard SA(1)(3)	2,500	41,495
Tim Participacoes SA ADR	46,800	829,764
Totvs SA	27,300	510,917
Tractebel Energia SA	43,300	706,199
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	128,600	2,347,155

		16,131,058

British Virgin Islands - 0.0%

Arcos Dorados Holdings, Inc., Class A	13,560	166,110

Canada - 2.7%

Alimentation Couche-Tard, Inc., Class B	16,720	825,943
Athabasca Oil Corp.†	25,070	280,645
B2Gold Corp.†	481,300	1,676,446
Bankers Petroleum, Ltd.†	39,020	103,309
Canadian Western Bank	22,270	652,395
Copper Mountain Mining Corp.†	600,600	2,267,328
Dollarama, Inc.	54,420	3,476,065
Finning International, Inc.	16,720	383,095
Osisko Mining Corp.†	286,900	2,339,447
Primaris Retail Real Estate Investment Trust	29,260	675,718
Progressive Waste Solutions, Ltd.	26,740	554,532

		13,234,923

Cayman Islands - 2.4%

Agile Property Holdings, Ltd.	1,150,000	1,549,121
Ajisen China Holdings, Ltd.	870,000	758,845
China Shanshui Cement Group, Ltd.	484,000	329,736
Geely Automobile Holdings, Ltd.	2,095,000	986,652
Hengan International Group Co., Ltd.	30,500	276,461
Intime Department Store Group Co., Ltd.	517,000	593,034
Kaisa Group Holdings, Ltd.†	11,619,000	3,208,260
Lonking Holdings, Ltd.	5,024,000	1,140,905
MStar Semiconductor, Inc.	28,000	239,967
Shenguan Holdings Group, Ltd.	1,426,000	724,941
Stella International Holdings, Ltd.	499,500	1,292,222
Want Want China Holdings, Ltd.	443,000	647,049

		11,747,193

Chile - 0.2%

Aguas Andinas SA	789,879	540,327
ENTEL Chile SA	18,100	372,575

		912,902

China - 0.7%

BBMG Corp.	1,524,500	1,298,251
China Shipping Container Lines Co., Ltd.†	4,298,000	1,131,315

Guangzhou Automobile Group Co., Ltd.	952,000	778,777
Maanshan Iron & Steel†	1,132,000	312,570
Wumart Stores, Inc.	52,000	108,694

		3,629,607

Cyprus - 0.1%

Global Ports Investments PLC GDR	17,424	243,587

Denmark - 1.6%

Carlsberg A/S, Class B	16,062	1,563,835
Christian Hansen Holding A/S	25,840	836,513
DSV A/S	75,337	1,778,259
Jyske Bank A/S†	57,257	1,636,970
Sydbank A/S	81,820	1,470,572
TDC A/S	60,352	411,479
William Demant Holding A/S†	1,411	114,625

		7,812,253

Finland - 0.3%

Outotec Oyj	22,988	1,212,625
Tikkurila Oyj	9,710	180,333

		1,392,958

France - 2.8%

Cap Gemini SA	10,486	443,903
Christian Dior SA	17,556	2,836,934
Dassault Systemes SA	7,892	892,963
Faiveley SA	2,351	138,998
Havas SA	146,284	774,697
Legrand SA	21,496	870,570
Neopost SA	11,167	583,472
SEB SA	2,607	180,512
Sodexo	24,743	1,998,027
Technip SA	6,265	727,775
Valeo SA	48,002	2,275,539
Virbac SA	10,233	1,888,481

		13,611,871

Germany - 7.5%

Amadeus Fire AG	19,326	925,576
Beiersdorf AG	17,760	1,392,796
Brenntag AG	11,220	1,450,463
CTS Eventim AG	11,812	387,893
Delticom AG	2,894	121,891
Deutsche Wohnen AG	265,885	5,142,001
Duerr AG	32,891	2,741,968
ElringKlinger AG	8,480	271,857
GEA Group AG	176,048	5,752,604
Gerresheimer AG	84,637	4,337,494
Gerry Weber International AG	25,292	1,196,831
Infineon Technologies AG	85,616	656,508
Kabel Deutschland Holding AG	59,517	4,303,711
KUKA AG†	78,836	2,678,089
Lanxess AG	30,273	2,635,139
Pfeiffer Vacuum Technology AG	4,649	528,141
Symrise AG	58,880	2,050,334
TAG Immobilien AG	7,850	94,947

		36,668,243

Greece - 0.1%

Coca-Cola Hellenic Bottling Co. SA	30,006	697,755

Hong Kong - 1.0%

Emperor Watch & Jewellery, Ltd.	13,340,000	1,600,759
Sinotruk Hong Kong, Ltd.	726,000	482,426
Wing Hang Bank, Ltd.	273,500	2,703,169

		4,786,354

India - 1.2%

Dabur India, Ltd.	476,322	1,118,671
Dish TV India, Ltd.†	675,702	977,001
Exide Industries, Ltd.	256,568	671,902
Federal Bank, Ltd.	92,188	821,972
MOIL, Ltd.	109,449	490,956
Motherson Sumi Systems, Ltd.	377,239	1,208,455
Thermax, Ltd.	48,139	516,834

		5,805,791

Indonesia - 1.8%

PT Alam Sutera Realty Tbk	64,872,000	4,124,868
PT Holcim Indonesia Tbk	5,458,000	2,033,913
PT Jasa Marga Persero Tbk	910,500	540,976
PT Mitra Adiperkasa Tbk	236,000	174,660
PT Semen Gresik (Persero)	342,500	528,379
PT XL Axiata Tbk	2,804,000	1,505,248

		8,908,044

Ireland - 1.2%

DCC PLC	31,302	944,468
Glanbia PLC	269,731	2,753,771
Kerry Group PLC, Class A	21,973	1,151,224
Paddy Power PLC	10,728	809,374

		5,658,837

Israel - 0.2%

Bezeq The Israeli Telecommunication Corp., Ltd.	336,300	413,588
NICE Systems, Ltd.†	20,004	681,621

		1,095,209

Italy - 2.4%

Azimut Holding SpA	96,656	1,260,832
Davide Campari - Milano SpA	386,688	2,889,203
De’Longhi SpA	295,094	3,895,415
DiaSorin SpA	7,110	262,797
Tod’s SpA	26,641	3,248,247

		11,556,494

Japan - 14.5%

ABC-Mart, Inc.	24,200	1,030,412
Aeon Credit Service Co., Ltd.	48,800	953,682
Air Water, Inc.	25,000	314,187
Brother Industries, Ltd.	19,100	185,126
Calsonic Kansei Corp.	1,196,000	5,513,192
Chiba Bank, Ltd.	141,000	841,536

Chugoku Marine Paints, Ltd.	50,000	271,123
Cosmos Pharmaceutical Corp.	39,800	4,099,011
Credit Saison Co., Ltd.	116,000	2,577,934
Daiseki Co., Ltd.	40,100	535,088
Daiwa Securities Group, Inc.	160,000	708,437
Dena Co., Ltd.	2,600	95,409
Denki Kagaku Kogyo KK	774,000	2,525,699
Don Quijote Co., Ltd.	56,100	2,181,118
Dr. Ci:Labo Co., Ltd.	47	159,983
FamilyMart Co., Ltd.	8,700	385,740
Glory, Ltd.	6,400	141,610
H20 Retailing Corp.	209,000	1,990,235
Heiwa Corp.	129,200	2,003,004
Hirose Electric Co., Ltd.	5,300	603,069
Hisamitsu Pharmaceutical Co., Inc.	6,500	338,267
Hogy Medical Co., Ltd.	3,400	166,835
Japan Pure Chemical Co., Ltd.	28	62,430
JGC Corp.	72,000	2,371,323
Jupiter Telecommunications Co., Ltd.	153	200,078
Kakaku.com, Inc.	69,300	2,384,959
Kansai Paint Co., Ltd.	69,000	736,580
Keyence Corp.	1,000	279,250
Kintetsu World Express, Inc.	800	24,174
Kobayashi Pharmaceutical Co., Ltd.	25,700	1,281,337
Konica Minolta Holdings, Inc.	106,500	759,653
Kose Corp.	8,300	176,300
Lawson, Inc.	20,300	1,374,101
Makino Milling Machine Co., Ltd.	996,000	5,304,106
Milbon Co., Ltd.	13,500	441,020
Miraca Holdings, Inc.	40,800	1,655,559
MISUMI Group, Inc.	4,500	118,457
MonotaRO Co., Ltd.	27,100	790,629
Nakanishi, Inc.	6,200	628,010
Nihon Kohden Corp.	17,400	570,959
Nippon Television Network Corp.	40,800	534,035
Nitori Holdings Co., Ltd.	5,850	435,016
Nomura Research Institute, Ltd.	49,600	957,283
OBIC Business Consultants, Ltd.	4,800	250,670
OBIC Co., Ltd.	12,390	2,748,991
Omron Corp.	6,900	152,924
Osaka Securities Exchange Co., Ltd.	34	133,633
Pacific Metals Co., Ltd.	325,000	1,096,015
Point, Inc.	3,730	134,657
Proto Corp.	38,000	649,967
Rakuten, Inc.	29,200	246,182
Sankyo Co., Ltd.	2,500	102,353
Santen Pharmaceutical Co., Ltd.	38,200	1,638,103
Shimamura Co., Ltd.	2,400	242,518
Shimano, Inc.	3,900	257,840
Shiseido Co., Ltd.	14,900	215,994
Shizuoka Bank, Ltd.	68,000	672,287
SK Kaken Co., Ltd.	4,000	181,476
Sundrug Co., Ltd.	18,700	670,555
Suruga Bank, Ltd.	212,000	2,741,457
Sysmex Corp.	6,100	275,641
Tadano, Ltd.	477,000	3,541,263
THK Co., Ltd.	94,700	1,627,827
Toshiba Plant Systems & Services Corp.	20,000	266,877
Tsumura & Co.	7,000	227,403
Unicharm Corp.	31,300	1,598,508
USS Co., Ltd.	7,770	827,568
Yamada Denki Co., Ltd.	5,850	206,863
Yamato Holdings Co., Ltd.	86,300	1,291,857

		70,705,385

Jersey - 0.1%

Cape PLC	22,698	68,913
Petrofac, Ltd.	13,342	347,999

		416,912

Luxembourg - 0.3%

O’Key Group S.A. GDR	99,879	1,014,770
Ternium SA ADR	20,760	473,951

		1,488,721

Malaysia - 0.6%

Astro Malaysia Holdings, Bhd†	889,000	839,355
Public Bank Bhd	170,300	870,599
Top Glove Corp. Bhd	537,100	996,544

		2,706,498

Mexico - 1.4%

Alfa SAB de CV, Class A	303,370	631,676
Arca Continental SAB de CV	85,000	611,206
Bolsa Mexicana de Valores SAB de CV†	502,700	1,111,631
Corp GEO SAB de CV, Series B†	282,300	327,843
Corp Moctezuma SAB de CV	98,765	232,834
Genomma Lab Internacional SAB de CV†	425,900	846,304
Grupo Aeroportuario del Sureste SAB de CV ADR	10,000	1,017,900
Kimberly-Clark de Mexico SAB de CV, Class A	251,500	614,484
Mexichem SAB de CV	92,900	481,256
Promotora y Operadora de Infraestructura SAB de CV†	108,600	652,434
Urbi Desarrollos Urbanos SAB de CV†	593,500	342,789

		6,870,357

Netherlands - 2.0%

Aalberts Industries NV	16,106	304,564
ASM International NV	22,432	786,238
Brunel International NV	9,807	448,958
DE Master Blenders 1753 NV†	18,508	213,025
Fugro NV CVA	11,746	704,771
Gemalto NV	57,096	5,249,917
Koninklijke Vopak NV	6,362	470,052
Sensata Technologies Holding NV†	13,370	412,598
Ziggo NV	39,403	1,233,994

		9,824,117

New Zealand - 0.3%

Fisher & Paykel Healthcare Corp.	700,741	1,472,700

Norway - 0.7%

Marine Harvest ASA†	2,903,086	2,536,923
Petroleum Geo-Services ASA	15,954	267,428
Storebrand ASA†	114,594	551,076

		3,355,427

Panama - 0.2%

Copa Holdings SA, Class A	8,380	794,759

Philippines - 1.1%

Alliance Global Group, Inc.	6,867,000	2,737,395
BDO Unibank, Inc.†	40,250	70,332
Metropolitan Bank & Trust	968,250	2,363,203

		5,170,930

Russia - 0.1%

M Video OJSC	36,908	260,940

Singapore - 0.9%

Ascendas India Trust	1,762,000	1,082,664
CapitaCommercial Trust	1,338,000	1,775,815
Venture Corp., Ltd.	207,000	1,326,184

		4,184,663

South Africa - 0.3%

Clicks Group, Ltd.	60,255	426,985
Naspers, Ltd., Class N	13,213	815,929

		1,242,914

South Korea - 0.9%

CJ O Shopping Co., Ltd.	3,740	921,141
E-Mart Co., Ltd.	2,717	546,988
Hyundai Home Shopping Network Corp.	3,689	413,920
Mando Corp.	3,379	382,257
Samsung Fire & Marine Insurance Co. Ltd.	2,727	551,520
Seoul Semiconductor Co., Ltd.	34,279	717,015
TK Corp.†	52,461	1,036,769

		4,569,610

Spain - 1.9%

Amadeus IT Holding SA	151,607	3,539,248
Viscofan SA	119,117	5,824,906

		9,364,154

Sweden - 2.8%

Betsson AB	68,838	1,888,212
Elekta AB, Series B	181,996	2,630,091
Meda AB	206,645	2,127,527
Saab AB, Series B	145,933	2,840,422
Swedish Match AB	56,562	1,991,000
Trelleborg AB, Series B	172,358	2,042,645

		13,519,897

Switzerland - 3.3%

Burckhardt Compression Holding AG	1,977	624,013
GAM Holding AG	248,758	3,194,367
Geberit AG	6,184	1,306,601
Georg Fischer AG	5,911	2,191,031
Julius Baer Group, Ltd.	11,906	407,787
Kaba Holding AG	285	116,098
Lonza Group AG	3,837	184,873
Partners Group Holding AG	19,298	4,206,535
Sika AG	545	1,196,801
Sonova Holding AG	22,751	2,484,516

		15,912,622

Taiwan - 1.1%

Advantech Co., Ltd.	257,000	959,747
Asustek Computer, Inc.	123,000	1,356,836
Chroma ATE, Inc.	225,000	518,861
MediaTek, Inc.	31,730	360,941
Siliconware Precision Industries Co.	1,055,000	1,142,003
Yuanta Financial Holding Co., Ltd.	1,689,000	854,557

		5,192,945

Thailand - 1.7%

Asian Property Development PCL NVDR	9,035,700	2,605,603
CP ALL PCL	746,800	961,179
Home Product Center PCL	6,333,480	2,352,612
Minor International PCL	575,100	361,663
Precious Shipping PCL	622,300	269,684
Supalai PCL	811,200	486,350
Tisco Financial Group PCL	804,600	1,205,982

		8,243,073

Turkey - 1.3%

Anadolu Hayat Emeklilik AS	385,648	899,993
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	793,003	1,242,638
Turk Hava Yollari†	1,499,823	4,415,071

		6,557,702

United Kingdom - 23.1%

Abcam PLC	36,609	211,298
Aberdeen Asset Management PLC	536,690	2,906,321
Admiral Group PLC	23,608	423,246
Afren PLC†	2,445,418	5,347,972
AMEC PLC	86,715	1,450,434
Amlin PLC	169,757	1,050,916
ASOS PLC†	108,286	4,295,625
Associated British Foods PLC	23,199	549,347
Aveva Group PLC	370	12,212
Bellway PLC	184,654	2,951,039
Booker Group PLC	3,200,416	5,083,965
Britvic PLC	132,707	841,962
Bunzl PLC	328,670	5,418,497
Burberry Group PLC	24,360	502,295
Cairn Energy PLC	202,336	871,052
Capita PLC	34,463	421,014
Catlin Group, Ltd.	108,687	840,714
Cobham PLC	173,619	589,707
Compass Group PLC	74,380	859,201
Croda International PLC	244,087	9,311,238
De La Rue PLC	13,799	212,790
Derwent London PLC	113,415	3,752,269
Dialog Semiconductor PLC†	91,100	1,853,622

Dignity PLC	128,157	2,018,363
Domino Printing Sciences PLC	80,250	763,721
Domino’s Pizza Group PLC	137,979	1,119,685
Electrocomponents PLC	96,322	325,157
Elementis PLC	242,188	861,408
Fenner PLC	290,127	1,797,022
Filtrona PLC	384,380	3,611,871
GKN PLC	159,467	567,188
Great Portland Estates PLC	651,980	4,914,703
Halma PLC	92,112	644,323
Hargreaves Lansdown PLC	83,338	1,010,747
ICAP PLC	131,858	615,812
IG Group Holdings PLC	154,131	1,045,796
IMI PLC	45,262	764,324
Inchcape PLC	445,273	3,050,475
Intertek Group PLC	38,349	1,898,523
Jardine Lloyd Thompson Group PLC	345,645	4,258,533
John Wood Group PLC	277,401	3,453,285
Ladbrokes PLC	103,819	324,018
LSL Property Services PLC	159,204	567,528
Meggitt PLC	157,044	979,762
Mitie Group PLC	586,351	2,521,411
Next PLC	34,758	2,038,721
Premier Farnell PLC	149,046	418,129
Premier Oil PLC†	362,071	1,950,850
PZ Cussons PLC	36,126	207,613
Rathbone Brothers PLC	63,054	1,257,724
Renishaw PLC	41,350	1,199,106
Rightmove PLC	30,827	739,855
Rotork PLC	14,182	563,498
Schroders PLC	76,959	1,967,867
Serco Group PLC	50,584	443,306
Smith & Nephew PLC	56,276	592,819
Smiths Group PLC	22,316	391,502
Spectris PLC	48,765	1,502,418
Spirax-Sarco Engineering PLC	19,957	697,995
Stagecoach Group PLC	360,081	1,687,444
Tate & Lyle PLC	26,250	325,096
Telecity Group PLC	478,172	6,565,508
Travis Perkins PLC	25,727	459,174
Victrex PLC	31,813	783,907
Whitbread PLC	23,990	922,070
William Hill PLC	121,113	654,307

		112,239,300

United States - 0.3%

Cognizant Technology Solutions Corp., Class A†	12,600	847,098
Virgin Media, Inc.	13,920	489,566

		1,336,664

Total Common Stock
(cost $413,304,906)		465,556,083

EXCHANGE-TRADED FUNDS - 1.0%
United States - 1.0%

iShares MSCI EAFE Small Cap Index Fund (cost $4,968,417)	125,913	4,982,377

PREFERRED STOCK - 1.0%
Australia - 0.0%

Gunns, Ltd.(1)(2)	1,665	0

Brazil - 0.1%

Klabin SA	81,100	456,966

Germany - 0.9%

Draegerwerk AG & Co. KGaA	19,420	1,868,996
Fuchs Petrolub AG	16,839	1,175,372
Henkel AG & Co. KGaA	17,597	1,470,412

		4,514,780

Total Preferred Stock
(cost $4,572,170)		4,971,746

Total Long-Term Investment Securities
(cost $422,845,493)		475,510,206

SHORT-TERM INVESTMENT SECURITIES - 0.5%
Commercial Paper - 0.5%

Barclays U.S. Funding LLC 0.12% due 12/03/2012 (cost $2,426,976)	$2,427,000	2,426,976

REPURCHASE AGREEMENT - 1.1%

Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 11/30/2012, to be repurchased 12/03/2012 in the amount of $5,405,005 and collateralized by $5,505,000 of Federal Home Loan Mtg. Corp. Bonds, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $5,513,461 (cost $5,405,000)	5,405,000	5,405,000

TOTAL INVESTMENTS -
(cost $430,677,469) (4)	99.4%	483,342,182
Other assets less liabilities	0.6	2,791,485

NET ASSETS -	100.0%	$486,133,667

†	Non-income producing security
(1)	Illiquid security. At November 30, 2012, the aggregate value of these securities was $41,495 representing 0.0% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.
(4)	See Note 5 for cost of investments on a tax basis.
ADR	- American Depository Receipt
CVA	- Certification Van Aandelen (Dutch Cert.)
GDR	- Global Depository Receipt
NVDR	- Non-Voting Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Australia	$12,420,292	$—	$0	$12,420,292
Bermuda	12,913,071	—	0	12,913,071
Brazil	16,089,563	41,495	—	16,131,058
Germany	36,668,243	—	—	36,668,243
Japan	70,705,385	—	—	70,705,385
United Kingdom	112,239,300	—	—	112,239,300
Other Countries*	204,478,734	—	—	204,478,734
Exchange-Traded Funds	4,982,377	—	—	4,982,377
Preferred Stock:
Australia	—	—	0	0
Other Countries	4,971,746	—	—	4,971,746
Short-Term Investment Securities:
Commercial Paper	—	2,426,976	—	2,426,976
Repurchase Agreement	—	5,405,000	—	5,405,000

Total	$475,468,711	$7,873,471	$0	$483,342,182

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $394,893,126 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional material transfers between Levels during the reporting period.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Fund.

Industry Allocation*
Banks-Commercial	3.5%
Chemicals-Diversified	3.4
Investment Management/Advisor Services	3.3
Real Estate Investment Trusts	2.5
Diversified Operations	2.4
Auto/Truck Parts & Equipment-Original	2.4
Telecom Services	2.2
Machinery-General Industrial	1.9
Food-Misc./Diversified	1.9
Oil Companies-Exploration & Production	1.8
Electronic Components-Semiconductors	1.7
Real Estate Operations & Development	1.6
Real Estate Management/Services	1.6
Diversified Operations/Commercial Services	1.5
Insurance-Property/Casualty	1.4
Oil-Field Services	1.4
Retail-Discount	1.3
Airlines	1.2
Machinery-Construction & Mining	1.2
Building-Residential/Commercial	1.1
Repurchase Agreement	1.1
Computer Data Security	1.1
E-Commerce/Products	1.1
Retail-Drug Store	1.0
Food-Wholesale/Distribution	1.0
Exchange-Traded Funds	1.0
Insurance Brokers	1.0
Building-Heavy Construction	1.0
Beverages-Wine/Spirits	1.0
Retail-Apparel/Shoe	1.0
Footwear & Related Apparel	1.0
Building Products-Cement	1.0
Medical-Drugs	1.0
Cosmetics & Toiletries	0.9
Machine Tools & Related Products	0.9
Medical Products	0.9
Apparel Manufacturers	0.9
Cable/Satellite TV	0.9
Distribution/Wholesale	0.9
Containers-Metal/Glass	0.9
Oil Field Machinery & Equipment	0.8
Appliances	0.8
Gold Mining	0.8
Aerospace/Defense	0.8
Retail-Convenience Store	0.8
Diversified Manufacturing Operations	0.8
Medical Instruments	0.8
Chemicals-Plastics	0.7
Transactional Software	0.7
Finance-Credit Card	0.7
Chemicals-Specialty	0.7
Diversified Minerals	0.7
Transport-Truck	0.7
Telecommunication Equipment	0.6
Internet Content-Information/News	0.6
Electronic Components-Misc.	0.6
Building & Construction Products-Misc.	0.6
Transport-Services	0.6
Retail-Building Products	0.6
Food-Dairy Products	0.6
Computers-Integrated Systems	0.6
Metal-Iron	0.6
Engineering/R&D Services	0.6
Electronic Measurement Instruments	0.5
Schools	0.5
Medical Labs & Testing Services	0.5
Printing-Commercial	0.5
Fisheries	0.5
Diversified Financial Services	0.5
Commercial Paper	0.5
Retail-Restaurants	0.5
Computers	0.5
Metal-Copper	0.5
Computer Services	0.5
Finance-Investment Banker/Broker	0.5
Finance-Other Services	0.4
Beverages-Non-alcoholic	0.4
Medical-Wholesale Drug Distribution	0.4
Casino Services	0.4
Miscellaneous Manufacturing	0.4
Funeral Services & Related Items	0.4
Tobacco	0.4
Retail-Regional Department Stores	0.4
Commercial Services	0.4
Paper & Related Products	0.4
Veterinary Products	0.4
Internet Gambling	0.4
Diagnostic Equipment	0.4
Human Resources	0.4
Gambling (Non-Hotel)	0.4
Retail-Misc./Diversified	0.4
Auto-Cars/Light Trucks	0.3
Retail-Jewelry	0.3
Brewery	0.3
Food-Retail	0.3
Insurance-Life/Health	0.3
Enterprise Software/Service	0.3
Respiratory Products	0.3
Soap & Cleaning Preparation	0.3
Hotels/Motels	0.3
Transport-Marine	0.3
Coatings/Paint	0.3
Auto/Truck Parts & Equipment-Replacement	0.3
Cellular Telecom	0.3
E-Commerce/Services	0.3
Oil Refining & Marketing	0.2
Semiconductor Components-Integrated Circuits	0.2
Food-Flour & Grain	0.2
Metal-Diversified	0.2
Electric Products-Misc.	0.2
Metal Processors & Fabrication	0.2
Airport Development/Maintenance	0.2
Rubber/Plastic Products	0.2
Cable TV	0.2
Instruments-Controls	0.2
Containers-Paper/Plastic	0.2
Computer Aided Design	0.2
Electric-Integrated	0.2
Food-Catering	0.2
Broadcast Services/Program	0.2
Retail-Automobile	0.2
Telephone-Integrated	0.2
Multimedia	0.2
Steel-Producers	0.2
Semiconductor Equipment	0.2
Advertising Services	0.2
Computers-Periphery Equipment	0.2
Photo Equipment & Supplies	0.2
Electronic Parts Distribution	0.2
Retail-Major Department Stores	0.1
Food-Meat Products	0.1
Electric-Generation	0.1
Batteries/Battery Systems	0.1
Food-Confectionery	0.1
Dental Supplies & Equipment	0.1

Pharmacy Services	0.1
Consumer Products-Misc.	0.1
Electronic Connectors	0.1
Aerospace/Defense-Equipment	0.1
Office Automation & Equipment	0.1
Retail-Consumer Electronics	0.1
Non-Hazardous Waste Disposal	0.1
Insurance-Multi-line	0.1
Public Thoroughfares	0.1
Water	0.1
Hazardous Waste Disposal	0.1
Television	0.1
Machinery-Pumps	0.1
Machinery-Thermal Process	0.1
Textile-Products	0.1
Auto-Heavy Duty Trucks	0.1
Petrochemicals	0.1
Consulting Services	0.1
Retail-Home Furnishings	0.1
Leisure Products	0.1
Industrial Gases	0.1
Female Health Care Products	0.1
Diagnostic Kits	0.1
Retail-Appliances	0.1
Bicycle Manufacturing	0.1
Applications Software	0.1
Warehousing & Harbor Transportation Services	0.1

99.4%

*	Calculated as a percentage of net assets

See Notes to Portfolio of Investments

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS - November 30, 2012 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 96.4%
Advertising Agencies - 0.7%

Omnicom Group, Inc.	19,520	$970,925

Aerospace/Defense - 0.4%

General Dynamics Corp.	5,500	365,750
Rockwell Collins, Inc.	4,000	228,720

		594,470

Aerospace/Defense-Equipment - 0.2%

United Technologies Corp.	3,500	280,385

Agricultural Chemicals - 0.5%

Mosaic Co.	14,340	775,220

Applications Software - 0.6%

Check Point Software Technologies, Ltd.†	7,000	323,190
Microsoft Corp.	19,000	505,780

		828,970

Auto-Cars/Light Trucks - 0.3%

General Motors Co.†	17,406	450,467

Auto/Truck Parts & Equipment-Original - 1.3%

Delphi Automotive PLC†	17,930	609,441
Johnson Controls, Inc.	50,670	1,395,452

		2,004,893

Banks-Commercial - 0.2%

BB&T Corp.	12,000	338,040

Banks-Fiduciary - 0.3%

State Street Corp.	10,000	444,400

Banks-Super Regional - 8.0%

Capital One Financial Corp.	19,520	1,124,352
Comerica, Inc.	32,130	950,727
Fifth Third Bancorp	97,420	1,426,229
PNC Financial Services Group, Inc.	28,410	1,594,937
SunTrust Banks, Inc.	18,460	501,189
US Bancorp	65,920	2,126,579
Wells Fargo & Co.	126,670	4,181,377

		11,905,390

Beverages-Non-alcoholic - 2.1%

Coca-Cola Enterprises, Inc.	25,410	792,284
Dr Pepper Snapple Group, Inc.	8,000	358,800
PepsiCo, Inc.	29,340	2,059,961

		3,211,045

Brewery - 0.3%

Molson Coors Brewing Co., Class B	9,500	393,870

Building-Residential/Commercial - 0.4%

PulteGroup, Inc.†	15,610	262,404
Toll Brothers, Inc.†	8,200	261,088

		523,492

Cable/Satellite TV - 0.2%

Comcast Corp., Class A	10,000	371,800

Cellular Telecom - 0.6%

Vodafone Group PLC ADR	34,000	877,200

Chemicals-Diversified - 1.0%

Celanese Corp., Series A	12,620	517,925
LyondellBasell Industries NV, Class A	19,010	945,367

		1,463,292

Chemicals-Specialty - 0.4%

Eastman Chemical Co.	8,900	541,565

Commercial Services-Finance - 1.3%

Moody’s Corp.	33,660	1,635,203
Western Union Co.	23,000	290,030

		1,925,233

Computer Services - 0.3%

Accenture PLC, Class A	2,300	156,216
International Business Machines Corp.	1,900	361,133

		517,349

Computers-Memory Devices - 1.4%

EMC Corp.†	41,930	1,040,703
SanDisk Corp.†	25,600	1,000,960

		2,041,663

Containers-Paper/Plastic - 0.4%

Packaging Corp. of America	14,770	538,219

Cosmetics & Toiletries - 0.5%

Procter & Gamble Co.	9,700	677,351

Cruise Lines - 1.2%

Carnival Corp.	45,410	1,755,551

Diversified Banking Institutions - 4.6%

Citigroup, Inc.	57,517	1,988,363
Goldman Sachs Group, Inc.	13,060	1,538,337
JPMorgan Chase & Co.	79,860	3,280,649

		6,807,349

Diversified Manufacturing Operations - 3.9%

Eaton Corp.	26,920	1,404,147
General Electric Co.	210,050	4,438,357

		5,842,504

Diversified Minerals - 0.3%

Teck Resources, Ltd., Class B	14,000	471,380

Electric-Integrated - 0.6%

Entergy Corp.	3,900	247,806
Exelon Corp.	9,000	271,980
PPL Corp.	12,000	352,200

		871,986

Electronic Components-Semiconductors - 1.6%

Altera Corp.	12,500	404,875
Intel Corp.	19,000	371,830
Texas Instruments, Inc.	54,560	1,607,883

		2,384,588

Electronic Security Devices - 0.2%

Tyco International, Ltd.	11,400	323,418

Engineering/R&D Services - 0.5%

Jacobs Engineering Group, Inc.†	9,700	397,118
KBR, Inc.	14,000	389,200

		786,318

Engines-Internal Combustion - 0.8%

Cummins, Inc.	12,740	1,250,558

Enterprise Software/Service - 1.3%

Oracle Corp.	60,120	1,929,852

Finance-Credit Card - 0.6%

Discover Financial Services	23,210	965,768

Finance-Investment Banker/Broker - 0.8%

TD Ameritrade Holding Corp.	70,170	1,136,754

Finance-Other Services - 0.5%

CME Group, Inc.	6,000	331,620
NASDAQ OMX Group, Inc.	16,410	397,614

		729,234

Food-Dairy Products - 0.5%

Dean Foods Co.†	40,670	697,084

Food-Misc./Diversified - 2.8%

ConAgra Foods, Inc.	54,410	1,624,683
General Mills, Inc.	8,000	327,920
Kraft Foods Group, Inc.†	22,473	1,016,229
Mondelez International, Inc., Class A	22,460	581,489
Unilever PLC ADR	15,500	594,425

		4,144,746

Food-Retail - 0.2%

Kroger Co.	12,000	314,880

Gold Mining - 0.3%

Goldcorp, Inc.	12,500	483,750

Home Decoration Products - 1.0%

Newell Rubbermaid, Inc.	69,370	1,512,960

Independent Power Producers - 0.5%

NRG Energy, Inc.	32,930	694,823

Instruments-Controls - 1.0%

Honeywell International, Inc.	24,590	1,508,105

Instruments-Scientific - 0.7%

Thermo Fisher Scientific, Inc.	17,360	1,103,228

Insurance Brokers - 1.7%

Aon PLC	18,164	1,031,715
Marsh & McLennan Cos., Inc.	43,280	1,524,322

		2,556,037

Insurance-Life/Health - 0.6%

Prudential Financial, Inc.	15,880	827,666

Insurance-Multi-line - 1.1%

Allstate Corp.	10,000	404,800
MetLife, Inc.	37,000	1,228,030

		1,632,830

Insurance-Property/Casualty - 1.3%

Chubb Corp.	18,500	1,424,315
Travelers Cos., Inc.	7,500	531,150

		1,955,465

Insurance-Reinsurance - 1.2%

Berkshire Hathaway, Inc., Class B†	11,000	968,880
Everest Re Group, Ltd.	4,000	433,880
PartnerRe, Ltd.	5,000	414,400

		1,817,160

Internet Security - 0.1%

Symantec Corp.†	11,000	206,360

Investment Management/Advisor Services - 2.5%

Ameriprise Financial, Inc.	28,970	1,757,610
Franklin Resources, Inc.	7,420	979,588
Invesco, Ltd.	38,900	972,111

		3,709,309

Machinery-Farming - 0.2%

Deere & Co.	3,400	285,770

Medical Instruments - 0.1%

Medtronic, Inc.	5,000	210,550

Medical Labs & Testing Services - 0.2%

Laboratory Corp. of America Holdings†	3,400	287,606

Medical Products - 1.6%

Baxter International, Inc.	25,320	1,677,956
Stryker Corp.	7,500	406,200
Zimmer Holdings, Inc.	3,500	230,895

		2,315,051

Medical-Biomedical/Gene - 0.7%

Amgen, Inc.	5,000	444,000
Gilead Sciences, Inc.†	3,900	292,500
Life Technologies Corp.†	5,000	246,750

		983,250

Medical-Drugs - 9.3%

Abbott Laboratories	7,800	507,000
Eli Lilly & Co.	14,670	719,417
Johnson & Johnson	40,384	2,815,976
Merck & Co., Inc.	82,580	3,658,294
Novartis AG ADR	14,000	868,700
Pfizer, Inc.	215,610	5,394,562

		13,963,949

Medical-Generic Drugs - 0.9%

Mylan, Inc.†	30,890	839,590
Teva Pharmaceutical Industries, Ltd. ADR	14,000	564,900

		1,404,490

Medical-HMO - 1.3%

Cigna Corp.	17,920	936,679
Health Net, Inc.†	11,020	259,521
Humana, Inc.	7,920	518,047
WellPoint, Inc.	4,400	245,960

		1,960,207

Medical-Wholesale Drug Distribution - 1.0%

McKesson Corp.	15,190	1,434,999

Metal-Aluminum - 0.1%

Alcoa, Inc.	24,000	201,840

Metal-Copper - 0.2%

Freeport-McMoRan Copper & Gold, Inc.	8,800	343,288

Multimedia - 4.2%

News Corp., Class A	52,230	1,286,947
Time Warner, Inc.	41,600	1,967,680
Viacom, Inc., Class B	20,060	1,035,297
Walt Disney Co.	39,110	1,942,202

		6,232,126

Networking Products - 1.4%

Cisco Systems, Inc.	114,150	2,158,576

Non-Hazardous Waste Disposal - 0.1%

Republic Services, Inc.	6,000	170,820

Oil & Gas Drilling - 0.1%

Ensco PLC, Class A	2,500	145,575

Oil Companies-Exploration & Production - 5.6%

Anadarko Petroleum Corp.	14,703	1,076,113
Devon Energy Corp.	6,600	341,022
EOG Resources, Inc.	17,744	2,087,049
EQT Corp.	4,500	270,270
Noble Energy, Inc.	4,700	459,425
Occidental Petroleum Corp.	44,210	3,325,034
QEP Resources, Inc.	9,000	253,080
Talisman Energy, Inc.	29,000	325,380
Whiting Petroleum Corp.†	6,500	272,610

		8,409,983

Oil Companies-Integrated - 2.4%

Chevron Corp.	3,000	317,070
Exxon Mobil Corp.	3,000	264,420
Hess Corp.	26,530	1,316,153
Marathon Petroleum Corp.	8,730	519,784
Phillips 66	16,870	883,482
Royal Dutch Shell PLC ADR, Class A	4,500	301,365

		3,602,274

Oil Field Machinery & Equipment - 1.3%

Cameron International Corp.†	36,699	1,979,911

Oil Refining & Marketing - 1.4%

Valero Energy Corp.	66,360	2,140,774

Oil-Field Services - 0.6%

Schlumberger, Ltd.	12,400	888,088

Paper & Related Products - 0.7%

International Paper Co.	29,420	1,092,659

Pipelines - 0.1%

Enterprise Products Partners LP	3,600	186,588

Publishing-Books - 0.1%
Reed Elsevier NV ADR	5,000	144,750

Real Estate Investment Trusts - 0.3%

Weyerhaeuser Co.	14,000	385,840

Retail-Apparel/Shoe - 0.8%

American Eagle Outfitters, Inc.	29,060	616,072
PVH Corp.	5,480	627,953

		1,244,025

Retail-Building Products - 0.6%

Lowe’s Cos., Inc.	23,800	858,942

Retail-Discount - 0.4%

Target Corp.	5,000	315,650
Wal-Mart Stores, Inc.	3,500	252,070

		567,720

Retail-Drug Store - 0.8%

CVS Caremark Corp.	25,370	1,179,959

Retail-Office Supplies - 0.1%

Staples, Inc.	12,000	140,400

Retail-Regional Department Stores - 0.9%

Kohl’s Corp.	7,000	312,550
Macy’s, Inc.	26,070	1,008,909

		1,321,459

Retail-Restaurants - 0.2%

McDonald’s Corp.	4,000	348,160

Semiconductor Components-Integrated Circuits - 1.9%

Analog Devices, Inc.	6,500	263,900
QUALCOMM, Inc.	39,690	2,525,078

		2,788,978

Semiconductor Equipment - 0.3%

Applied Materials, Inc.	48,000	515,040

Telecom Equipment-Fiber Optics - 0.3%

Corning, Inc.	37,100	453,733

Telephone-Integrated - 0.7%

AT&T, Inc.	11,000	375,430
CenturyLink, Inc.	7,000	271,880
Verizon Communications, Inc.	7,600	335,312

		982,622

Tools-Hand Held - 0.2%

Stanley Black & Decker, Inc.	4,000	287,640

Transport-Rail - 0.3%

Norfolk Southern Corp.	7,000	422,660

Transport-Services - 0.9%

FedEx Corp.	15,340	1,373,390

Web Portals/ISP - 0.3%

Google, Inc., Class A†	682	476,288

Total Common Stock
(cost $128,934,529)		143,984,882

EXCHANGE-TRADED FUNDS - 0.8%
iShares Russell 1000 Value Index Fund
(cost $1,137,752)	16,270	1,167,373

Total Long-Term Investment Securities
(cost $130,072,281)		145,152,255

SHORT-TERM INVESTMENT SECURITIES - 2.4%
Commercial Paper - 1.5%

BNP Paribas Finance, Inc. 0.12% due 12/03/2012	$2,200,000	2,199,985

Time Deposits - 0.9%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/03/2012	1,385,000	1,385,000

Total Short-Term Investment Securities
(cost $3,584,985)		3,584,985

TOTAL INVESTMENTS
(cost $133,657,266)(1)	99.6%	148,737,240
Other assets less liabilities	0.4	661,891

NET ASSETS	100.0%	$149,399,131

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.
ADR	- American Depository Receipt

The following is a summary of the inputs used to value the Fund's net assets as of November 30, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks-Super Regional	$11,905,390	$—	$—	$11,905,390
Medical-Drugs	13,963,949	—	—	13,963,949
Oil Companies-Exploration & Production	8,409,983	—	—	8,409,983
Other Industries*	109,705,560	—	—	109,705,560
Exchange-Traded Funds	1,167,373	—	—	1,167,373
Short-Term Investment Securities:
Commercial Paper	—	2,199,985	—	2,199,985
Time Deposits	—	1,385,000	—	1,385,000

Total	$145,152,255	$3,584,985	$—	$148,737,240

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS - November 30, 2012 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.4%
Agricultural Chemicals - 1.2%

CF Industries Holdings, Inc.	7,070	$1,513,192

Airlines - 0.5%

United Continental Holdings, Inc.†	32,315	653,409

Apparel Manufacturers - 1.3%

Michael Kors Holdings, Ltd.†	10,050	534,158
VF Corp.	7,340	1,178,143

		1,712,301

Applications Software - 3.4%

Citrix Systems, Inc.†	17,900	1,094,764
Intuit, Inc.	19,340	1,158,660
Red Hat, Inc.†	28,290	1,397,526
Salesforce.com, Inc.†	4,381	690,752

		4,341,702

Auto/Truck Parts & Equipment-Original - 1.2%

BorgWarner, Inc.†	13,100	868,530
Delphi Automotive PLC†	19,401	659,440

		1,527,970

Banks-Commercial - 1.3%

First Republic Bank	23,960	810,327
Signature Bank†	12,580	882,613

		1,692,940

Banks-Super Regional - 0.5%

SunTrust Banks, Inc.	23,990	651,329

Beverages-Wine/Spirits - 0.7%

Beam, Inc.	17,040	956,114

Broadcast Services/Program - 1.1%

Discovery Communications, Inc., Class A†	22,540	1,361,641

Building & Construction Products-Misc. - 1.0%

Fortune Brands Home & Security, Inc.†	24,140	723,959
USG Corp.†	20,809	558,305

		1,282,264

Building-Residential/Commercial - 0.5%

Toll Brothers, Inc.†	19,475	620,084

Cable/Satellite TV - 1.0%

DISH Network Corp., Class A	33,140	1,227,506

Casino Hotels - 0.8%

Wynn Resorts, Ltd.	8,532	958,997

Chemicals-Diversified - 0.3%

Celanese Corp., Series A	8,940	366,898

Chemicals-Specialty - 0.9%

Albemarle Corp.	11,830	707,316
Eastman Chemical Co.	8,230	500,795

		1,208,111

Coatings/Paint - 1.5%

Sherwin-Williams Co.	12,530	1,911,076

Commercial Services - 0.6%

HMS Holdings Corp.†	32,980	764,147

Commercial Services-Finance - 1.7%

Alliance Data Systems Corp.†	8,030	1,144,194
Moody’s Corp.	22,610	1,098,394

		2,242,588

Computer Aided Design - 1.5%

ANSYS, Inc.†	15,860	1,051,994
Autodesk, Inc.†	24,516	812,215

		1,864,209

Computer Data Security - 0.7%

Fortinet, Inc.†	44,050	880,119

Computer Services - 0.6%

IHS, Inc., Class A†	8,843	814,794

Computers-Integrated Systems - 1.0%

Teradata Corp.†	22,420	1,333,542

Consulting Services - 1.1%

Verisk Analytics, Inc., Class A†	28,420	1,416,453

Containers-Metal/Glass - 0.6%

Crown Holdings, Inc.†	19,520	729,072

Containers-Paper/Plastic - 0.4%

Rock-Tenn Co., Class A	8,780	571,051

Cosmetics & Toiletries - 0.4%

Estee Lauder Cos., Inc., Class A	8,260	481,145

Dental Supplies & Equipment - 0.4%

Align Technology, Inc.†	19,550	535,475

Disposable Medical Products - 0.4%

C.R. Bard, Inc.	5,115	506,436

Distribution/Wholesale - 2.0%

Fastenal Co.	18,470	772,231
LKQ Corp.†	37,930	831,425
WW Grainger, Inc.	5,143	997,845

		2,601,501

E-Commerce/Services - 0.2%

TripAdvisor, Inc.†	5,746	219,440

Electric Products-Misc. - 1.0%

AMETEK, Inc.	34,882	1,302,145

Electric-Transmission - 0.9%

ITC Holdings Corp.	14,290	1,122,479

Electronic Components-Semiconductors - 1.6%

Altera Corp.	22,190	718,734
Microchip Technology, Inc.	23,180	705,136
Skyworks Solutions, Inc.†	26,029	589,557

		2,013,427

Electronic Connectors - 0.6%

Amphenol Corp., Class A	13,190	816,725

Electronic Measurement Instruments - 0.2%

Agilent Technologies, Inc.	7,110	272,242

Engineering/R&D Services - 0.6%

KBR, Inc.	28,070	780,346

Engines-Internal Combustion - 0.8%

Cummins, Inc.	10,340	1,014,974

Enterprise Software/Service - 0.9%

Concur Technologies, Inc.†	5,292	347,737
Informatica Corp.†	30,431	817,681

		1,165,418

Filtration/Separation Products - 0.0%

Donaldson Co., Inc.	1,436	48,221

Finance-Mortgage Loan/Banker - 0.1%

Nationstar Mortgage Holdings, Inc.†	5,505	168,563

Finance-Other Services - 0.5%

IntercontinentalExchange, Inc.†	4,990	659,429

Food-Confectionery - 0.8%

Hershey Co.	14,170	1,038,236

Food-Misc./Diversified - 0.5%

H.J. Heinz Co.	12,000	701,520

Food-Retail - 1.3%

Whole Foods Market, Inc.	17,820	1,663,675

Gold Mining - 0.5%

Royal Gold, Inc.	8,317	671,681

Hazardous Waste Disposal - 1.8%

Clean Harbors, Inc.†	16,840	964,595
Stericycle, Inc.†	14,133	1,321,012

		2,285,607

Hotel/Motels - 0.7%

Starwood Hotels & Resorts Worldwide, Inc.	16,760	904,370

Industrial Automated/Robotic - 0.6%

Rockwell Automation, Inc.	9,444	748,343

Insurance Brokers - 0.6%

Marsh & McLennan Cos., Inc.	21,860	769,909

Internet Content-Information/News - 0.9%

LinkedIn Corp., Class A†	11,220	1,213,331

Internet Infrastructure Software - 2.1%

F5 Networks, Inc.†	19,860	1,860,485
TIBCO Software, Inc.†	34,720	869,736

		2,730,221

Investment Management/Advisor Services - 1.1%

Affiliated Managers Group, Inc.†	10,707	1,379,811

Machinery-Construction & Mining - 0.6%

Joy Global, Inc.	14,390	820,086

Machinery-Electrical - 0.5%

Regal-Beloit Corp.	9,490	661,927

Medical Information Systems - 0.6%

Cerner Corp.†	10,060	776,833

Medical Instruments - 1.3%

Edwards Lifesciences Corp.†	19,150	1,661,645

Medical Labs & Testing Services - 0.4%

Laboratory Corp. of America Holdings†	6,280	531,225

Medical-Biomedical/Gene - 3.5%

Alexion Pharmaceuticals, Inc.†	20,340	1,953,047
Illumina, Inc.†	21,610	1,160,673
Regeneron Pharmaceuticals, Inc.†	3,525	622,339
Vertex Pharmaceuticals, Inc.†	18,650	742,083

		4,478,142

Medical-Drugs - 0.6%

Elan Corp. PLC ADR†	47,290	471,954
Medivation, Inc.†	4,830	251,885

		723,839

Medical-Generic Drugs - 1.6%

Perrigo Co.	7,451	771,178
Watson Pharmaceuticals, Inc.†	14,600	1,284,946

		2,056,124

Medical-Wholesale Drug Distribution - 1.2%

AmerisourceBergen Corp.	35,670	1,505,987

Metal-Iron - 0.3%

Cliffs Natural Resources, Inc.	14,580	419,175

Oil Companies-Exploration & Production - 3.3%

Cabot Oil & Gas Corp.	23,800	1,120,980
Concho Resources, Inc.†	19,510	1,565,872
Continental Resources, Inc.†	10,810	742,647
Denbury Resources, Inc.†	48,460	747,738

		4,177,237

Oil Field Machinery & Equipment - 0.8%

Cameron International Corp.†	20,141	1,086,607

Oil-Field Services - 2.0%

Core Laboratories NV	6,836	705,338
Oceaneering International, Inc.	12,330	649,544
Oil States International, Inc.†	8,480	599,706
Superior Energy Services, Inc.†	32,022	650,367

		2,604,955

Paper & Related Products - 0.6%

International Paper Co.	21,470	797,396

Pharmacy Services - 1.4%

Catamaran Corp.†	24,570	1,196,313
Express Scripts Holding Co.†	11,990	645,662

		1,841,975

Publishing-Periodicals - 0.5%

Nielsen Holdings NV†	21,750	615,960

Radio - 0.5%

Sirius XM Radio, Inc.†	228,750	635,925

Real Estate Investment Trusts - 4.3%

Digital Realty Trust, Inc.	26,475	1,708,697
Home Properties, Inc.	17,670	1,040,586
Plum Creek Timber Co., Inc.	28,950	1,240,508
Rayonier, Inc.	30,160	1,503,174

		5,492,965

Recreational Vehicles - 0.5%

Polaris Industries, Inc.	7,786	660,331

Rental Auto/Equipment - 0.5%

United Rentals, Inc.†	16,000	664,480

Retail-Apparel/Shoe - 3.0%

Foot Locker, Inc.	22,560	808,551
Gap, Inc.	29,120	1,003,475
Limited Brands, Inc.	25,020	1,304,793
Lululemon Athletica, Inc.†	11,099	796,686

		3,913,505

Retail-Auto Parts - 1.5%

AutoZone, Inc.†	2,490	955,587
O’Reilly Automotive, Inc.†	9,980	938,919

		1,894,506

Retail-Bedding - 1.3%

Bed Bath & Beyond, Inc.†	27,970	1,642,398

Retail-Discount - 2.1%

Dollar Tree, Inc.†	38,270	1,597,390
Family Dollar Stores, Inc.	14,790	1,053,048

		2,650,438

Retail-Major Department Stores - 1.0%

Nordstrom, Inc.	11,830	639,885
TJX Cos., Inc.	15,290	677,958

		1,317,843

Retail-Perfume & Cosmetics - 1.7%

Ulta Salon Cosmetics & Fragrance, Inc.	21,940	2,200,143

Retail-Pet Food & Supplies - 0.8%

PetSmart, Inc.	15,030	1,062,020

Retail-Regional Department Stores - 0.6%

Macy’s, Inc.	18,440	713,628

Retail-Restaurants - 1.2%

Chipotle Mexican Grill, Inc.†	2,350	619,883
Panera Bread Co., Class A†	5,790	929,295

		1,549,178

Retail-Sporting Goods - 1.4%

Cabela’s, Inc.†	14,290	682,633
Dick’s Sporting Goods, Inc.	20,310	1,066,478

		1,749,111

Retail-Vitamins & Nutrition Supplements - 0.7%

GNC Holdings, Inc., Class A	25,150	883,519

Retirement/Aged Care - 0.7%

Brookdale Senior Living, Inc.†	37,480	957,989

Savings & Loans/Thrifts - 0.5%

BankUnited, Inc.	26,760	628,860

Semiconductor Equipment - 1.1%

KLA-Tencor Corp.	30,890	1,404,568

Therapeutics - 1.0%

Onyx Pharmaceuticals, Inc.†	16,670	1,258,085

Tobacco - 0.3%

Lorillard, Inc.	2,790	338,036

Transport-Rail - 1.5%

CSX Corp.	41,380	817,669
Kansas City Southern	13,320	1,040,958

		1,858,627

Transport-Services - 0.6%

C.H. Robinson Worldwide, Inc.	13,160	812,498

Transport-Truck - 0.3%

J.B. Hunt Transport Services, Inc.	6,000	356,700

Vitamins & Nutrition Products - 1.7%

Herbalife, Ltd.	24,400	1,121,668
Mead Johnson Nutrition Co.	14,620	996,938

		2,118,606

Web Hosting/Design - 1.3%

Equinix, Inc.†	4,000	743,040
Rackspace Hosting, Inc.†	13,290	918,605

		1,661,645

Wireless Equipment - 2.2%

Crown Castle International Corp.†	28,880	1,949,977
SBA Communications Corp., Class A†	13,440	924,941

		2,874,918

Total Long-Term Investment Securities
(cost $117,157,460)		126,475,814

REPURCHASE AGREEMENT - 1.4%

Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 11/30/2012, to be repurchased 12/03/2012 in the amount of
$1,727,001 and collateralized by $1,760,000 of Federal Home Loan
Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $1,762,705

(cost $1,727,000)	$1,727,000	1,727,000

TOTAL INVESTMENTS
(cost $118,884,460)(1)	99.8%	128,202,814
Other assets less liabilities	0.2	287,271

NET ASSETS	100.0%	$128,490,085

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.
ADR	- American Depository Receipt

The following is a summary of the inputs used to value the Fund's net assets as of November 30, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$126,475,814	$—	$—	$126,475,814
Repurchase Agreement	—	1,727,000	—	1,727,000

Total	$126,475,814	$1,727,000	$—	$128,202,814

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS - November 30, 2012 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 93.2%
Advertising Agencies - 0.2%

Omnicom Group, Inc.	36,559	$1,818,445

Aerospace/Defense - 1.2%

Esterline Technologies Corp.†	75,836	4,636,613
Teledyne Technologies, Inc.†	72,783	4,585,329

		9,221,942

Aerospace/Defense-Equipment - 0.2%

Curtiss-Wright Corp.	53,738	1,705,107

Agricultural Chemicals - 0.3%

Incitec Pivot, Ltd.	670,517	2,204,216

Agricultural Operations - 0.6%

Bunge, Ltd.	67,000	4,901,720

Airlines - 0.4%

Delta Air Lines, Inc.†	312,502	3,125,020

Apparel Manufacturers - 0.4%

Maidenform Brands, Inc.†	115,000	2,112,550
VF Corp.	7,531	1,208,801

3,321,351

Applications Software - 0.4%

Check Point Software Technologies, Ltd.†	63,700	2,941,029

Auto/Truck Parts & Equipment-Original - 0.5%

Lear Corp.	57,863	2,526,877
TRW Automotive Holdings Corp.†	23,426	1,186,293

3,713,170

Banks-Commercial - 2.7%

BB&T Corp.	49,727	1,400,810
East West Bancorp, Inc.	105,285	2,226,778
First Midwest Bancorp, Inc.	196,050	2,450,625
Iberiabank Corp.	35,400	1,725,750
M&T Bank Corp.	9,224	901,461
Popular, Inc.†	95,797	1,893,907
Regions Financial Corp.	716,500	4,779,055
Zions Bancorporation	240,800	4,832,856

20,211,242

Banks-Super Regional - 1.6%

Capital One Financial Corp.	25,213	1,452,269
Comerica, Inc.	179,302	5,305,546
Fifth Third Bancorp	168,102	2,461,013
Huntington Bancshares, Inc.	188,598	1,159,878
SunTrust Banks, Inc.	75,563	2,051,535

12,430,241

Beverages-Non-alcoholic - 0.5%

Coca-Cola Enterprises, Inc.	51,258	1,598,224
Dr Pepper Snapple Group, Inc.	47,627	2,136,071

3,734,295

Beverages-Wine/Spirits - 0.2%

Constellation Brands, Inc., Class A†	49,480	1,775,342

Building & Construction Products-Misc. - 0.6%

Louisiana-Pacific Corp.†	238,690	4,157,980

Building & Construction-Misc. - 0.4%

Aegion Corp.†	156,643	3,229,979

Building Products-Doors & Windows - 0.3%

Griffon Corp.	190,267	1,974,971

Building Products-Wood - 0.1%

Masco Corp.	60,230	1,021,501

Building-Residential/Commercial - 1.2%

Lennar Corp., Class A	115,800	4,405,032
Toll Brothers, Inc.†	134,469	4,281,493

8,686,525

Capacitors - 0.2%

Kemet Corp.†	355,000	1,569,100

Chemicals-Diversified - 1.7%

Celanese Corp., Series A	94,600	3,882,384
Chemtura Corp.†	160,000	3,251,200
FMC Corp.	70,880	3,931,005
PPG Industries, Inc.	15,583	1,936,499

13,001,088

Chemicals-Plastics - 0.7%

PolyOne Corp.	260,511	5,246,692

Chemicals-Specialty - 4.4%

Ashland, Inc.	89,618	6,355,709
Cabot Corp.	77,172	2,911,700
Cytec Industries, Inc.	25,391	1,742,838
Eastman Chemical Co.	111,000	6,754,350
H.B. Fuller Co.	116,073	3,812,998
Methanex Corp.	197,410	5,969,678
Minerals Technologies, Inc.	72,782	5,385,868

32,933,141

Coal - 0.4%

CONSOL Energy, Inc.	92,805	2,909,437

Commercial Services - 0.9%

PHH Corp.†	294,801	6,459,090

Commercial Services-Finance - 0.7%

Alliance Data Systems Corp.†	6,227	887,285
Equifax, Inc.	30,671	1,571,582
Moody’s Corp.	36,041	1,750,872
SEI Investments Co.	39,748	874,854

5,084,593

Computers-Integrated Systems - 0.1%

CGI Group, Inc., Class A†	22,759	523,229

Computers-Memory Devices - 0.9%

SanDisk Corp.†	89,100	3,483,810
Seagate Technology PLC	67,794	1,701,630
Western Digital Corp.	55,269	1,848,195

7,033,635

Consulting Services - 0.8%

Booz Allen Hamilton Holding Corp.	155,700	2,181,357
FTI Consulting, Inc.†	68,783	2,126,082
Towers Watson & Co., Class A	37,744	1,995,903

6,303,342

Consumer Products-Misc. - 0.6%

Samsonite International SA	2,124,300	4,566,442

Containers-Metal/Glass - 1.3%

Ball Corp.	25,061	1,119,976
Crown Holdings, Inc.†	58,122	2,170,857
Owens-Illinois, Inc.†	250,373	5,014,971
Rexam PLC	229,257	1,607,691

9,913,495

Containers-Paper/Plastic - 2.0%

Graphic Packaging Holding Co.†	178,265	1,156,940
Packaging Corp. of America	160,200	5,837,688
Rock-Tenn Co., Class A	11,522	749,391
Sealed Air Corp.	239,000	4,019,980
Sonoco Products Co.	98,000	2,946,860

14,710,859

Dialysis Centers - 0.1%

DaVita HealthCare Partners, Inc.†	6,998	755,784

Distribution/Wholesale - 3.6%

Arrow Electronics, Inc.†	289,899	10,801,637
Ingram Micro, Inc., Class A†	175,500	2,843,100
WESCO International, Inc.†	211,867	13,697,201

27,341,938

Diversified Manufacturing Operations - 5.8%

Barnes Group, Inc.	219,378	4,626,682
Carlisle Cos., Inc.	99,161	5,619,454
Colfax Corp.†	17,000	662,830
Crane Co.	44,600	1,892,824
Dover Corp.	170,018	10,811,445
Federal Signal Corp.†	350,318	2,059,870
Harsco Corp.	162,000	3,264,300
Ingersoll-Rand PLC	114,000	5,560,920
Parker Hannifin Corp.	25,482	2,093,346
Pentair, Ltd.	142,656	6,917,389

43,509,060

Diversified Operations/Commercial Services - 0.2%

Chemed Corp.	16,842	1,146,603

E-Commerce/Services - 0.1%

IAC/InterActiveCorp	16,764	790,423

Electric Products-Misc. - 0.3%

AMETEK, Inc.	58,950	2,200,603

Electric-Generation - 0.1%

AES Corp.	62,046	662,031

Electric-Integrated - 3.9%

Alliant Energy Corp.	108,671	4,870,634
Ameren Corp.	43,237	1,295,813
American Electric Power Co., Inc.	33,654	1,435,343
Edison International	47,003	2,137,696
Great Plains Energy, Inc.	135,131	2,736,403
Northeast Utilities	138,087	5,349,490
NV Energy, Inc.	377,019	6,910,758
Westar Energy, Inc.	29,505	846,794
Wisconsin Energy Corp.	92,354	3,466,046

29,048,977

Electronic Components-Misc. - 1.3%

Flextronics International, Ltd.†	1,099,948	6,368,699
Plexus Corp.†	95,907	2,220,247
TE Connectivity, Ltd.	40,590	1,428,362

10,017,308

Electronic Components-Semiconductors - 2.9%

Avago Technologies, Ltd.	179,619	6,304,627
Diodes, Inc.†	150,000	2,271,000
Fairchild Semiconductor International, Inc.†	278,700	3,717,858
Infineon Technologies AG	165,000	1,265,228
LSI Corp.†	163,441	1,101,592
Microsemi Corp.†	274,400	5,252,016
NVIDIA Corp.	77,524	928,737
ON Semiconductor Corp.†	110,328	731,475

21,572,533

Electronic Parts Distribution - 0.2%

Avnet, Inc.†	40,845	1,196,350

Electronic Security Devices - 0.3%

Tyco International, Ltd.	78,200	2,218,534

Engineering/R&D Services - 1.2%

Fluor Corp.	34,704	1,842,088
KBR, Inc.	61,800	1,718,040
URS Corp.	136,788	5,154,172

8,714,300

Enterprise Software/Service - 0.1%

CA, Inc.	32,389	717,740

Entertainment Software - 0.1%

Electronic Arts, Inc.†	69,181	1,024,571

Finance-Consumer Loans - 0.1%

SLM Corp.	65,205	1,079,143

Finance-Credit Card - 0.3%

Discover Financial Services	60,017	2,497,307

Finance-Investment Banker/Broker - 0.7%

Charles Schwab Corp.	70,802	927,506
Raymond James Financial, Inc.	58,546	2,210,112
TD Ameritrade Holding Corp.	125,671	2,035,870

5,173,488

Finance-Other Services - 0.1%

NYSE Euronext	25,119	586,529
Solar Cayman, Ltd.*†(1)(2)	120,200	12,020

598,549

Food-Misc./Diversified - 0.7%

Ingredion, Inc.	66,000	4,286,700
Kellogg Co.	18,475	1,024,623

5,311,323

Footwear & Related Apparel - 0.1%

Deckers Outdoor Corp.†	21,000	804,090

Forestry - 0.0%

Sino-Forest Corp.*†(1)(2)	72,700	0
Sino-Forest Corp.†(1)(2)	80,835	0

0

Gas-Distribution - 0.8%

UGI Corp.	175,011	5,813,865

Home Decoration Products - 0.8%

Newell Rubbermaid, Inc.	290,854	6,343,526

Human Resources - 1.0%

Manpower, Inc.	32,327	1,242,650
Robert Half International, Inc.	99,886	2,822,778

TrueBlue, Inc.†	236,600	3,371,550

7,436,978

Identification Systems - 0.8%

Brady Corp., Class A	97,397	3,110,860
Checkpoint Systems, Inc.†	364,009	3,148,678

6,259,538

Industrial Gases - 0.3%

Yingde Gases Group Co., Ltd.	1,903,000	1,902,951

Instruments-Controls - 0.7%

Honeywell International, Inc.	84,900	5,206,917

Instruments-Scientific - 0.4%

Thermo Fisher Scientific, Inc.	51,100	3,247,405

Insurance Brokers - 0.3%

Marsh & McLennan Cos., Inc.	66,458	2,340,651

Insurance-Life/Health - 1.7%

Principal Financial Group, Inc.	163,077	4,427,541
Symetra Financial Corp.	76,413	934,531
Torchmark Corp.	50,579	2,629,602
Unum Group	253,033	5,159,343

13,151,017

Insurance-Multi-line - 1.0%

Loews Corp.	27,612	1,128,779
XL Group PLC	271,300	6,600,729

7,729,508

Insurance-Property/Casualty - 0.4%

Alleghany Corp.†	5,956	2,090,556
Arch Capital Group, Ltd.†	25,600	1,154,560

3,245,116

Insurance-Reinsurance - 2.2%

Axis Capital Holdings, Ltd.	31,473	1,132,084
Everest Re Group, Ltd.	38,599	4,186,833
Platinum Underwriters Holdings, Ltd.	69,921	3,112,883
Reinsurance Group of America, Inc.	160,240	8,204,288

16,636,088

Internet Security - 0.3%

Symantec Corp.†	105,689	1,982,726

Investment Management/Advisor Services - 0.5%

Invesco, Ltd.	152,802	3,818,522

Leisure Products - 0.2%

Brunswick Corp.	68,829	1,773,723

Lighting Products & Systems - 0.6%

Acuity Brands, Inc.	68,600	4,537,890

Machine Tools & Related Products - 0.9%

Kennametal, Inc.	187,736	7,156,496

Machinery-Farming - 0.8%

AGCO Corp.†	122,782	5,666,389

Machinery-General Industrial - 0.6%

Albany International Corp., Class A	110,839	2,384,147
IDEX Corp.	51,200	2,301,440

4,685,587

Machinery-Pumps - 0.4%

Flowserve Corp.	19,535	2,706,574

Medical Instruments - 0.3%

Boston Scientific Corp.†	476,200	2,638,148

Medical Labs & Testing Services - 0.3%

ICON PLC ADR†	44,356	1,223,782
Quest Diagnostics, Inc.	15,078	871,207

2,094,989

Medical Products - 0.5%

CareFusion Corp.†	85,603	2,390,036
Teleflex, Inc.	23,000	1,591,600

3,981,636

Medical-Drugs - 1.2%

Almirall SA	561,821	5,202,418
UCB SA	68,413	3,883,296

9,085,714

Medical-Generic Drugs - 0.6%

Impax Laboratories, Inc.†	212,697	4,326,257

Medical-HMO - 1.1%

Cigna Corp.	139,285	7,280,427
Humana, Inc.	10,867	710,810

7,991,237

Medical-Hospitals - 0.5%

Universal Health Services, Inc., Class B	39,600	1,784,772
Vanguard Health Systems, Inc.†	154,800	1,636,236

3,421,008

Medical-Wholesale Drug Distribution - 1.0%

AmerisourceBergen Corp.	134,566	5,681,376
McKesson Corp.	21,968	2,075,317

7,756,693

Metal Processors & Fabrication - 0.4%

Timken Co.	74,500	3,356,225

Metal-Diversified - 0.1%

Molycorp, Inc.†	125,000	1,121,250

Office Supplies & Forms - 1.2%

ACCO Brands Corp.†	608,000	4,097,920
Avery Dennison Corp.	141,000	4,716,450

8,814,370

Oil & Gas Drilling - 0.9%

Ensco PLC, Class A	19,017	1,107,360
Helmerich & Payne, Inc.	31,875	1,663,875
Ocean Rig UDW, Inc.†	254,000	4,000,500

6,771,735

Oil Companies-Exploration & Production - 2.9%

Cobalt International Energy, Inc.†	278,265	6,489,140
EQT Corp.	23,642	1,419,939
Japan Petroleum Exploration Co.	46,300	1,613,072
Kosmos Energy, Ltd.†	1,605	19,035
Newfield Exploration Co.†	82,727	2,013,575
Noble Energy, Inc.	28,099	2,746,677
QEP Resources, Inc.	128,100	3,602,172
Rosetta Resources, Inc.†	45,407	2,040,591

SM Energy Co.	40,271	2,001,066

21,945,267

Oil Refining & Marketing - 0.3%

Valero Energy Corp.	71,581	2,309,203

Oil-Field Services - 0.5%

Trican Well Service, Ltd.	255,200	3,154,836
Weatherford International, Ltd.†	59,133	615,574

3,770,410

Paper & Related Products - 0.2%

International Paper Co.	32,505	1,207,236

Pharmacy Services - 0.3%

Omnicare, Inc.	72,746	2,636,315

Power Converter/Supply Equipment - 1.4%

Hubbell, Inc., Class B	128,796	10,851,063

Publishing-Books - 0.2%

McGraw-Hill Cos., Inc.	21,989	1,167,836

Real Estate Investment Trusts - 3.7%

American Assets Trust, Inc.	154,397	4,204,230
Duke Realty Corp.	50,438	680,913
Equity Lifestyle Properties, Inc.	64,300	4,220,652
Equity Residential	22,315	1,238,706
Hatteras Financial Corp.	123,700	3,297,842
Kimco Realty Corp.	147,621	2,843,180
Regency Centers Corp.	23,454	1,098,820
Taubman Centers, Inc.	13,625	1,055,529
Ventas, Inc.	15,039	957,232
Vornado Realty Trust	15,432	1,179,468
Weyerhaeuser Co.	245,800	6,774,248

27,550,820

Real Estate Operations & Development - 1.3%

BR Properties SA	432,300	5,098,259
Forest City Enterprises, Inc., Class A†	199,755	3,006,313
Iguatemi Empresa de Shopping Centers SA	140,000	1,702,826

9,807,398

Retail-Apparel/Shoe - 0.5%

ANN, Inc.†	24,638	826,605
Express, Inc.†	75,000	1,119,750
Ross Stores, Inc.	27,566	1,569,057

3,515,412

Retail-Automobile - 0.1%

Rush Enterprises, Inc., Class A†	20,130	385,490

Retail-Discount - 0.6%

Family Dollar Stores, Inc.	63,900	4,549,680

Retail-Mail Order - 0.1%

Williams-Sonoma, Inc.	20,014	905,834

Retail-Major Department Stores - 0.2%

Nordstrom, Inc.	21,294	1,151,792

Retail-Office Supplies - 0.6%

Staples, Inc.	400,500	4,685,850

Retail-Regional Department Stores - 0.5%

Kohl’s Corp.	30,551	1,364,102
Macy’s, Inc.	58,114	2,249,012

3,613,114

Retirement/Aged Care - 0.8%

Brookdale Senior Living, Inc.†	236,473	6,044,250

Savings & Loans/Thrifts - 0.8%

BankUnited, Inc.	149,298	3,508,503
Beneficial Mutual Bancorp, Inc.†	206,129	1,931,429
EverBank Financial Corp.	61,700	911,926

6,351,858

Semiconductor Components-Integrated Circuits - 0.2%

Analog Devices, Inc.	38,371	1,557,863

Semiconductor Equipment - 1.6%

Brooks Automation, Inc.	310,500	2,390,850
LTX-Credence Corp.†	298,234	1,693,969
Teradyne, Inc.†	521,700	8,159,388

12,244,207

Shipbuilding - 0.2%

Huntington Ingalls Industries, Inc.†	31,971	1,306,015

Steel-Producers - 0.4%

Carpenter Technology Corp.	57,000	2,762,220

Steel-Specialty - 0.2%

Universal Stainless & Alloy†	52,202	1,801,491

Telecom Services - 0.6%

Amdocs, Ltd.	55,780	1,866,399
Virgin Media, Inc.	82,628	2,906,027

4,772,426

Telecommunication Equipment - 1.0%

Harris Corp.	155,261	7,317,451

Television - 0.4%

CBS Corp., Class B	89,911	3,234,998

Tobacco - 0.1%

Lorillard, Inc.	7,215	874,169

Tools-Hand Held - 1.0%

Stanley Black & Decker, Inc.	100,611	7,234,937

Toys - 0.8%

Mattel, Inc.	158,128	5,931,381

X-Ray Equipment - 0.2%

Hologic, Inc.†	65,227	1,244,531

Total Long-Term Investment Securities
(cost $637,533,251)		702,540,120

SHORT-TERM INVESTMENT SECURITIES - 0.7%
Registered Investment Companies - 0.7%
SSgA Money Market Fund
(cost $5,378,956)	5,378,956	5,378,956

REPURCHASE AGREEMENT - 6.2%

Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 11/30/2012 to be repurchased 12/03/2012 in the amount of
$46,558,039 and collateralized by $47,490,000 of Federal Home Loan
Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $47,562,992

(cost 46,558,000)	$46,558,000	46,558,000

TOTAL INVESTMENTS
(cost $689,470,207)(3)	100.1%	754,477,076
Liabilities in excess of other assets	(0.1)	(660,646)

NET ASSETS	100.0%	$753,816,430

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2012, the aggregate value of these securities was $12,020 representing 0.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At November 30, 2012, the aggregate value of these securities was $12,020 representing 0.0% of net assets.
(3)	See Note 5 for cost of investments on a tax basis.
ADR	- American Depository Receipt

The following is a summary of the inputs used to value the Fund's net assets as of November 30, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Diversified Manufacturing Operations	$43,509,060	$—	$—	$43,509,060
Finance-Other Services	586,529	—	12,020	598,549
Other Industries*	658,432,511	—	—	658,432,511
Short-Term Investment Securities:
Registered Investment Companies	5,378,956	—	—	5,378,956
Repurchase Agreement	—	46,558,000	—	46,558,000

Total	$707,907,056	$46,558,000	$12,020	$754,477,076

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $20,980,086 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional material transfers between Levels.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company II Moderate Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - November 30, 2012 (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 100.0%
Domestic Equity Investment Companies - 47.6%

VALIC Co. I Blue Chip Growth Fund	1,239,480	$15,468,707
VALIC Co. I Dividend Value Fund	3,849,580	39,111,728
VALIC Co. I Mid Cap Strategic Growth Fund	89,418	1,085,533
VALIC Co. I Nasdaq-100 Index Fund	1,576,842	10,139,094
VALIC Co. I Science & Technology Fund†	579,617	9,668,009
VALIC Co. I Small Cap Special Values Fund	731,007	7,024,977
VALIC Co. I Stock Index Fund	2,911,863	77,863,217
VALIC Co. II Capital Appreciation Fund	1,111,726	12,295,685
VALIC Co. II Mid Cap Growth Fund†	561,076	4,701,813
VALIC Co. II Mid Cap Value Fund	1,893,305	34,079,494
VALIC Co. II Small Cap Growth Fund	300,674	4,065,110
VALIC Co. II Small Cap Value Fund	1,249,965	16,474,536

Total Domestic Equity Investment Companies
(cost $211,035,771)		231,977,903

Fixed Income Investment Companies - 35.8%

VALIC Co. I Capital Conservation Fund	1,281,819	13,279,648
VALIC Co. I Government Securities Fund	1,136,039	13,064,443
VALIC Co. I Inflation Protected Fund	1,409,770	17,213,287
VALIC Co. I International Government Bond Fund	243,614	3,274,174
VALIC Co. II Core Bond Fund	6,517,383	75,210,596
VALIC Co. II High Yield Bond Fund	2,566,034	20,143,369
VALIC Co. II Strategic Bond Fund	2,649,303	31,950,599

Total Fixed Income Investment Companies
(cost $163,725,038)		174,136,116

International Equity Investment Companies - 12.7%

VALIC Co. I Emerging Economies Fund	5,506,731	43,613,311
VALIC Co. I Foreign Value Fund	525,426	4,607,983
VALIC Co. I International Equities Fund	1,044,359	6,339,261
VALIC Co. I International Growth Fund	615,149	7,043,461

Total International Equity Investment Companies
(cost $58,927,814)		61,604,016

Real Estate Investment Companies - 3.9%

VALIC Co. I Global Real Estate Fund
(cost $16,200,069)	2,228,357	19,186,155

TOTAL INVESTMENTS
(cost $449,888,692)(2)	100.0%	486,904,190
Liabilities in excess of other assets	0.0	(25,467)

NET ASSETS	100.0%	$486,878,723

†	Non-income producing security
#	The Moderate Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
(1)	See Note 4
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund's net assets as of November 30, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$231,977,903	$—	$—	$231,977,903
Fixed Income Investment Companies	174,136,116	—	—	174,136,116
International Equity Investment Companies	61,604,016	—	—	61,604,016
Real Estate Investment Companies	19,186,155	—	—	19,186,155

Total	$486,904,190	$—	$—	$486,904,190

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between
Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Money Market II Fund

PORTFOLIO OF INVESTMENTS - November 30, 2012 (unaudited)

Security Description	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES - 93.6%
Certificates of Deposit - 21.4%

Deutsche Bank AG NY 0.30% due 01/28/2013	$3,000,000	$3,000,000
Deutsche Bank AG NY FRS 0.79% due 02/28/2013	4,000,000	4,000,000
Nordea Bank Finland PLC NY 0.29% due 04/26/2013	3,250,000	3,250,000
Rabobank Nederland NV NY FRS 0.42% due 01/18/2013	3,960,000	3,960,000
Rabobank Nederland NV NY FRS 0.45% due 07/11/2013	3,000,000	3,000,000
Royal Bank of Canada NY FRS 0.40% due 12/04/2013	3,800,000	3,800,000
Royal Bank of Canada NY FRS 0.42% due 04/02/2013	3,100,000	3,100,952
Svenska Handelsbanken NY 0.25% due 01/18/2013	3,600,000	3,600,000
Svenska Handelsbanken NY 0.26% due 03/13/2013	3,000,000	3,000,042
UBS AG Stamford CT FRS 0.38% due 04/19/2013	3,000,000	3,000,000
UBS AG Stamford CT 0.41% due 12/17/2012	3,650,000	3,650,000

Total Certificates of Deposit
(amortized cost $37,360,994)		37,360,994

Commercial Paper - 12.0%

BNP Paribas Finance, Inc. 0.13% due 12/03/2012	5,000,000	4,999,964
General Electric Co. 0.10% due 12/06/2012	3,000,000	2,999,958
Lloyds TSB Bank PLC 0.25% due 02/04/2013	3,000,000	2,998,646
Nordea North America, Inc. 0.24% due 02/08/2013	3,000,000	2,998,620
State Street Corp. 0.21% due 03/05/2013	3,300,000	3,298,191
State Street Corp. 0.22% due 12/14/2012	3,700,000	3,699,706

Total Commercial Paper
(amortized cost $20,995,085)		20,995,085

U.S. Corporate Bonds & Notes - 8.0%

Bank of America NA 0.30% due 02/11/2013	3,000,000	3,000,000
Bank of America NA 0.42% due 12/07/2012	3,700,000	3,700,000
Citigroup Funding, Inc. FDIC Guar. Notes 2.25% due 12/10/2012	500,000	500,257
General Electric Capital Corp. Senior Notes 2.80% due 01/08/2013	568,000	569,556
General Electric Capital Corp. FRS Senior Notes 0.46% due 05/08/2013	250,000	250,243
JPMorgan Chase & Co. FRS Senior Notes 0.96% due 02/26/2013	4,870,000	4,877,968
Royal Bank of Canada Senior Notes 2.10% due 07/29/2013	1,000,000	1,011,427

Total U.S. Corporate Bonds & Notes
(amortized cost $13,909,451)		13,909,451

U.S. Government Agencies - 39.3%

Federal Farm Credit Bank
0.18% due 09/11/2013	3,500,000	3,495,030
0.19% due 01/28/2013	1,900,000	1,899,418
Federal Farm Credit Bank FRS
0.18% due 03/15/2013	150,000	150,009
0.18% due 04/17/2013	3,700,000	3,700,426
0.18% due 06/04/2013	3,750,000	3,749,810
0.18% due 07/24/2013	750,000	750,049
0.18% due 09/16/2013	150,000	150,013
0.19% due 02/11/2013	4,000,000	4,000,000
0.20% due 07/02/2013	3,680,000	3,680,000
0.21% due 08/06/2013	1,500,000	1,499,995
0.23% due 08/22/2013	1,750,000	1,750,912
0.24% due 01/25/2013	100,000	100,008
0.25% due 03/06/2013	2,310,000	2,310,151
0.27% due 06/26/2013	150,000	150,096
0.27% due 08/28/2013	1,100,000	1,100,165
0.29% due 07/10/2013	300,000	300,128
Federal Home Loan Bank
0.12% due 02/01/2013	1,700,000	1,699,649
0.13% due 01/02/2013	2,500,000	2,499,711
0.13% due 08/20/2013	500,000	499,730
0.14% due 02/06/2013	1,750,000	1,749,544
0.15% due 01/23/2013	2,000,000	1,999,558
0.17% due 05/03/2013	1,750,000	1,748,773
0.18% due 02/15/2013	2,300,000	2,299,842
0.21% due 04/08/2013	1,980,000	1,978,522
1.75% due 12/14/2012	700,000	700,399
Federal Home Loan Bank FRS
0.10% due 04/09/2013	2,950,000	2,950,000
0.17% due 04/18/2013	2,500,000	2,499,983
0.21% due 07/25/2013	2,830,000	2,829,909
Federal Home Loan Mtg. Corp.
0.13% due 12/18/2012	2,500,000	2,499,847
0.15% due 03/19/2013	2,000,000	1,999,100
Federal Home Loan Mtg. Corp. FRS
0.15% due 05/16/2013	700,000	700,000
0.16% due 02/04/2013	1,350,000	1,350,146
0.16% due 05/06/2013	150,000	150,001
0.16% due 06/03/2013	180,000	180,000
0.17% due 03/21/2013	400,000	400,027
Federal National Mtg. Assoc.
0.12% due 12/20/2012	1,850,000	1,849,883
0.12% due 12/27/2012	1,850,000	1,849,840
0.15% due 02/14/2013	1,250,000	1,249,609
0.16% due 03/04/2013	1,500,000	1,499,380
0.38% due 12/28/2012	1,400,000	1,400,209
4.13% due 04/15/2013	200,000	202,927
Federal National Mtg. Assoc. FRS 0.34% due 12/20/2012	1,150,000	1,150,184

Total U.S. Government Agencies
(amortized cost $68,722,983)		68,722,983

U.S. Government Treasuries - 12.9%

United States Cash Management Bill 0.17% due 12/31/2012	3,000,000	2,999,575
United States Treasury Bills
0.13% due 06/06/2013	3,000,000	2,998,028
0.17% due 03/07/2013	1,200,000	1,199,456
0.18% due 04/04/2013	5,130,000	5,126,797
United States Treasury Notes
1.38% due 01/15/2013	3,960,000	3,965,784
1.38% due 02/15/2013	3,780,000	3,789,280
3.88% due 02/15/2013	2,500,000	2,519,134

Total U.S. Government Treasuries
(amortized cost $22,598,054)		22,598,054

Total Short-Term Investment Securities - 93.6%
(amortized cost $163,586,567)		163,586,567

REPURCHASE AGREEMENTS - 8.3%

State Street Bank and Trust Co. Joint Repurchase Agreement(1)	3,704,000	3,704,000
UBS Securities LLC Joint Repurchase Agreement(1)	10,774,000	10,774,000

Total Repurchase Agreements
(amortized cost $14,478,000)		14,478,000

TOTAL INVESTMENTS
(amortized cost $178,064,567)(2)	101.9%	178,064,567
Liabilities in excess of other assets	(1.9)	(3,296,490)

NET ASSETS	100.0%	$174,768,077

(1)	See Note 3 for details of Joint Repurchase Agreements.
(2)	See Note 5 for cost of investments on a tax basis.
FRS	- Floating Rate Security

The rates shown on FRS securities are the current interest rates at November 30, 2012 and unless noted otherwise, the dates shown are the original maturity dates.

Allocation of investments as a percentage of net assets by industry group as of November 30, 2012:

Industry Allocation*
U.S. Government Agencies	39.3%
Commercial Banks	16.2
U.S. Government Treasuries	12.9
Diversified Banking Institutions	8.5
Repurchase Agreements	8.3
Fiduciary Banks	4.0
Super – Regional Banks	3.9
Finance – Investment Banker/Broker	3.2
Diversified Financial Services	2.2
Diversified Manufacturing Operations	1.7
Money Center Banks	1.7

101.9%

The following is a summary of the inputs used to value the Fund's net assets as of November 30, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

ASSETS:
Short-Term Investment Securities:
Certificates of Deposit	$—	$37,360,994	$—	$37,360,994
Commercial Paper	—	20,995,085	—	20,995,085
U.S. Corporate Bonds & Notes	—	13,909,451	—	13,909,451
U.S. Government Agencies	—	68,722,983	—	68,722,983
U.S. Government Treasuries	—	22,598,054	—	22,598,054
Repurchase Agreements	—	14,478,000	—	14,478,000

Total	$—	$178,064,567	$—	$178,064,567

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS - November 30, 2012 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 97.8%
Aerospace/Defense-Equipment - 0.9%

HEICO Corp.	17,603	$724,892

Applications Software - 4.1%

Demandware, Inc.†	17,140	469,465
Imperva, Inc.†	18,770	577,365
Infoblox, Inc.†	53,400	1,012,464
NetSuite, Inc.†	11,530	687,418
RealPage, Inc.†	32,430	641,790

		3,388,502

Auction House/Art Dealers - 0.4%

Sotheby’s	10,770	310,822

Auto-Cars/Light Trucks - 0.8%

Tesla Motors, Inc.†	18,580	628,376

Auto/Truck Parts & Equipment-Original - 0.7%

Titan International, Inc.	29,550	600,752

Banks-Commercial - 1.0%

Signature Bank†	11,210	786,494

Building & Construction Products-Misc. - 5.0%

Armstrong World Industries, Inc.	21,260	1,073,842
Fortune Brands Home & Security, Inc.†	37,220	1,116,228
Simpson Manufacturing Co., Inc.	19,410	634,901
Trex Co., Inc.†	32,280	1,310,891

		4,135,862

Casino Services - 0.8%

Scientific Games Corp., Class A†	78,150	650,989

Commercial Services - 0.5%

ServiceSource International, Inc.†	82,130	421,327

Communications Software - 1.0%

Audience, Inc.†	24,870	215,125
SolarWinds, Inc.†	11,520	645,466

		860,591

Computer Data Security - 0.7%

Fortinet, Inc.†	27,350	546,453

Computer Software - 1.9%

Cornerstone OnDemand, Inc.†	30,330	850,453
Envestnet, Inc.†	53,050	737,395

		1,587,848

Computers-Memory Devices - 0.8%

Fusion-io, Inc.†	29,650	691,734

Computers-Voice Recognition - 0.7%

Vocera Communications, Inc.†	24,520	602,947

Data Processing/Management - 1.2%

CommVault Systems, Inc.†	14,410	956,248

Distribution/Wholesale - 1.1%

Watsco, Inc.	12,590	902,577

Diversified Manufacturing Operations - 1.5%

Carlisle Cos., Inc.	21,720	1,230,872

Drug Delivery Systems - 0.5%

Nektar Therapeutics†	58,240	380,307

E-Commerce/Services - 1.8%

OpenTable, Inc.†	23,150	1,039,203
Zillow, Inc., Class A†	14,630	402,618

		1,441,821

E-Marketing/Info - 0.9%

ReachLocal, Inc.†	69,200	758,432

Electronic Components-Semiconductors - 2.1%

Cavium, Inc.†	32,980	1,161,885
Inphi Corp.†	75,350	587,730

		1,749,615

Engineering/R&D Services - 0.9%

Mistras Group, Inc.†	32,740	710,131

Enterprise Software/Service - 0.7%

Concur Technologies, Inc.†	9,380	616,360

Entertainment Software - 1.4%

Take-Two Interactive Software, Inc.†	93,170	1,152,513

Finance-Investment Banker/Broker - 0.7%

Stifel Financial Corp.†	18,630	566,725

Food-Dairy Products - 1.3%

Dean Foods Co.†	19,240	329,774
WhiteWave Foods Co., Class A†	46,200	700,854

		1,030,628

Food-Retail - 0.6%

Fresh Market, Inc.†	9,050	469,062

Footwear & Related Apparel - 1.4%

Wolverine World Wide, Inc.	27,180	1,176,350

Hazardous Waste Disposal - 0.7%

Clean Harbors, Inc.†	9,880	565,926

Healthcare Safety Devices - 0.7%

Unilife Corp.†	243,300	554,724

Hotel/Motels - 0.8%

Morgans Hotel Group Co.†	105,630	617,935

Instruments-Scientific - 0.9%

Fluidigm Corp.†	50,200	714,848

Insurance-Property/Casualty - 0.8%

Amtrust Financial Services, Inc.	21,879	630,553

Internet Application Software - 2.4%

Bazaarvoice, Inc.†	52,770	516,091
Dealertrack Holdings, Inc.†	39,670	1,066,726
Splunk, Inc.†	14,180	428,236

		2,011,053

Internet Connectivity Services - 0.8%

Boingo Wireless, Inc.†	95,710	678,584

Internet Incubators - 0.5%

HomeAway, Inc.†	21,290	436,019

Internet Infrastructure Software - 0.9%

TIBCO Software, Inc.†	28,460	712,923

Internet Telephone - 1.1%

BroadSoft, Inc.†	28,170	891,017

Investment Companies - 1.2%

PennantPark Investment Corp.	95,423	1,027,706

Investment Management/Advisor Services - 3.1%

Affiliated Managers Group, Inc.†	8,170	1,052,868
Cohen & Steers, Inc.	16,580	473,856
Financial Engines, Inc.†	40,430	1,060,075

		2,586,799

Lighting Products & Systems - 1.4%

Acuity Brands, Inc.	17,230	1,139,764

Machinery-General Industrial - 2.4%

Middleby Corp.†	9,390	1,196,192
Wabtec Corp.	8,950	757,349

		1,953,541

Machinery-Pumps - 1.1%

Graco, Inc.	18,910	934,343

Medical Imaging Systems - 1.0%

MELA Sciences, Inc.†	69,800	157,748
Novadaq Technologies, Inc.†	75,000	663,000

		820,748

Medical Instruments - 0.9%

Bruker Corp.†	53,240	777,304

Medical Products - 1.6%

Syneron Medical, Ltd.†	84,650	705,981
Tornier NV†	39,030	633,067

		1,339,048

Medical-Biomedical/Gene - 4.4%

Acorda Therapeutics, Inc.†	15,810	398,096
Aegerion Pharmaceuticals, Inc.†	31,900	698,610
Ariad Pharmaceuticals, Inc.†	19,370	433,113
Cubist Pharmaceuticals, Inc.†	20,770	843,470
Exact Sciences Corp.†	46,590	457,048
Halozyme Therapeutics, Inc.†	60,710	378,223
Puma Biotechnology, Inc.†	20,300	418,180

		3,626,740

Medical-Drugs - 1.4%

Sagent Pharmaceuticals, Inc.†	28,120	418,988
Synta Pharmaceuticals Corp.†	56,840	458,699
ViroPharma, Inc.†	10,600	262,774

		1,140,461

Medical-Generic Drugs - 0.5%

Impax Laboratories, Inc.†	18,990	386,257

Medical-HMO - 1.3%

Health Net, Inc.†	18,290	430,729
WellCare Health Plans, Inc.†	13,010	627,993

		1,058,722

Medical-Hospitals - 1.6%

Acadia Healthcare Co., Inc.†	56,200	1,289,790

Metal Processors & Fabrication - 1.2%

Rexnord Corp.†	44,590	953,334

MRI/Medical Diagnostic Imaging - 0.6%

Imris, Inc.†	123,430	485,080

Networking Products - 0.5%

Palo Alto Networks, Inc.†	7,060	384,205

Oil Companies-Exploration & Production - 3.5%

Laredo Petroleum Holdings, Inc.†	40,980	779,440
Magnum Hunter Resources Corp.†	94,900	382,447
Oasis Petroleum, Inc.†	30,930	934,704
Rosetta Resources, Inc.†	17,850	802,179

		2,898,770

Oil Field Machinery & Equipment - 2.7%

Dril-Quip, Inc.†	17,000	1,196,290
Forum Energy Technologies, Inc.†	41,200	1,039,888

		2,236,178

Patient Monitoring Equipment - 2.0%

Insulet Corp.†	51,010	1,119,670
Masimo Corp.	26,195	542,760

		1,662,430

Power Converter/Supply Equipment - 0.8%

Generac Holdings, Inc.	20,440	666,957

Real Estate Investment Trusts - 2.2%

BRE Properties, Inc.	9,450	459,743
Douglas Emmett, Inc.	39,310	892,730
Home Properties, Inc.	7,600	447,564

		1,800,037

Recreational Vehicles - 0.6%

Arctic Cat, Inc.†	13,510	508,381

Resort/Theme Parks - 1.0%

Vail Resorts, Inc.	14,040	790,733

Retail-Apparel/Shoe - 2.5%

Children’s Place Retail Stores, Inc.†	21,580	1,049,004
rue21, Inc.†	17,030	488,931
Vera Bradley, Inc.†	18,760	519,840

		2,057,775

Retail-Automobile - 1.4%

Rush Enterprises, Inc., Class A†	61,260	1,173,129

Retail-Building Products - 1.4%

Lumber Liquidators Holdings, Inc.†	21,160	1,135,869

Retail-Catalog Shopping - 1.2%

MSC Industrial Direct Co., Class A	13,890	1,009,247

Retail-Restaurants - 0.9%

BJ’s Restaurants, Inc.†	10,430	357,645
Bravo Brio Restaurant Group, Inc.†	26,450	361,042

		718,687

Retirement/Aged Care - 1.5%

Emeritus Corp.†	53,050	1,199,991

Semiconductor Components-Integrated Circuits - 1.1%

Hittite Microwave Corp.†	15,490	939,933

Therapeutics - 1.3%

Onyx Pharmaceuticals, Inc.†	9,570	722,248
Threshold Pharmaceuticals, Inc.†	80,590	356,208

		1,078,456

Transport-Truck - 2.4%

Marten Transport, Ltd.	43,059	814,676
Old Dominion Freight Line, Inc.†	35,417	1,184,345

		1,999,021

Web Portals/ISP - 0.5%

Trulia, Inc.†	23,800	423,164

Wireless Equipment - 1.6%

Aruba Networks, Inc.†	54,330	1,058,348

Ruckus Wireless, Inc.†	20,800	275,392

		1,333,740

Total Common Stock
(cost $78,265,194)		80,429,152

WARRANTS - 0.0%
Oil Companies-Exploration & Production - 0.0%
Magnum Hunter Resources Corp. (Expires 10/14/2013) (strike price $10.50)†
(cost $0)	12,360	309

Total Long-Term Investment Securities
(cost $78,265,194)		80,429,461

SHORT-TERM INVESTMENT SECURITIES - 1.9%
Time Deposits - 1.9%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/03/2012
(cost $1,521,000)	$1,521,000	1,521,000

TOTAL INVESTMENTS
(cost $79,786,194)(1)	99.7%	81,950,461
Other assets less liabilities	0.3	286,463

NET ASSETS	100.0%	$82,236,924

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund's net assets as of November 30, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Building & Construction Products-Misc.	$4,135,862	$—	$—	$4,135,862
Other Industries*	76,293,290	—	—	76,293,290
Warrants	—	309	—	309
Short-Term Investment Securities:
Time Deposits	—	1,521,000	—	1,521,000

Total	$80,429,152	$1,521,309	$—	$81,950,461

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Small Cap Value Fund PORTFOLIO OF INVESTMENTS - November 30, 2012 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 96.1%
Advanced Materials - 0.0%

STR Holdings, Inc.†	47,000	$111,390

Aerospace/Defense - 0.3%

Cubic Corp.	26,618	1,302,951

Aerospace/Defense-Equipment - 0.2%

GenCorp, Inc.†	116,900	1,075,480

Airlines - 1.7%

Alaska Air Group, Inc.†	15,100	645,525
Copa Holdings SA, Class A	25,634	2,431,128
Republic Airways Holdings, Inc.†	121,618	706,601
SkyWest, Inc.	55,780	646,490
US Airways Group, Inc.†	230,500	2,971,145

		7,400,889

Apparel Manufacturers - 1.4%

Carter’s, Inc.†	41,000	2,174,640
Jones Group, Inc.	343,000	4,033,680

		6,208,320

Applications Software - 0.1%

Infoblox, Inc.†	14,000	265,440

Auction Houses/Art Dealers - 1.2%

KAR Auction Services, Inc.†	237,140	4,213,978
Sotheby’s	35,500	1,024,530

		5,238,508

Audio/Video Products - 0.0%

VOXX International Corp.†	12,269	82,693

Auto/Truck Parts & Equipment-Original - 0.7%

Dana Holding Corp.	154,500	2,190,810
Meritor, Inc.†	48,978	209,626
Spartan Motors, Inc.	20,500	101,065
Superior Industries International, Inc.	39,700	751,918

		3,253,419

Auto/Truck Parts & Equipment-Replacement - 0.2%

Douglas Dynamics, Inc.	52,600	756,388

Banks-Commercial - 9.6%

1st Source Corp.	16,928	358,027
Associated Banc-Corp.	209,500	2,692,075
Bancfirst Corp.	12,540	531,069
BancorpSouth, Inc.	64,700	855,981
Bank of Hawaii Corp.	28,380	1,233,679
Banner Corp.	10,600	318,530
BBCN Bancorp, Inc.	23,220	264,244
Cascade Bancorp†	4,200	21,504
Cathay General Bancorp	180,510	3,231,129
Center Bancorp, Inc.	3,600	40,752
Central Pacific Financial Corp.†	23,100	341,187
Century Bancorp, Inc., Class A	1,318	40,015
Chemical Financial Corp.	12,500	272,125
Citizens & Northern Corp.	3,300	59,400
Citizens Republic Bancorp, Inc.†	5,270	98,918
City Holding Co.	30,400	1,021,440
CoBiz Financial, Inc.	16,900	118,638
Community Bank System, Inc.	23,580	633,830
Community Trust Bancorp, Inc.	19,280	631,227
Cullen/Frost Bankers, Inc.	6,820	372,440
Financial Institutions, Inc.	15,977	297,332
First Bancorp	12,000	133,680
First Busey Corp.	33,880	155,509
First Citizens BancShares, Inc., Class A	1,340	221,100
First Commonwealth Financial Corp.	229,600	1,471,736
First Community Bancshares, Inc.	7,500	115,500
First Financial Bancorp	35,898	521,598
First Financial Bankshares, Inc.	6,580	256,028
First Interstate BancSystem, Inc.	20,100	307,128
First Merchants Corp.	7,880	107,010
FirstMerit Corp.	69,175	973,984
FNB Corp.	80,640	870,912
Fulton Financial Corp.	439	4,271
Glacier Bancorp, Inc.	153,000	2,223,090
Great Southern Bancorp, Inc.	6,300	158,760
Hancock Holding Co.	108,521	3,409,730
Heartland Financial USA, Inc.	9,440	247,045
Hudson Valley Holding Corp.	8,940	140,716
Lakeland Bancorp, Inc.	10,127	96,713
Lakeland Financial Corp.	4,780	118,257
MainSource Financial Group, Inc.	49,600	598,176
MB Financial, Inc.	20,720	402,797
Metro Bancorp, Inc.†	10,300	132,046
MetroCorp Bancshares, Inc.†	10,000	97,200
OmniAmerican Bancorp, Inc.†	6,400	145,536
Oriental Financial Group, Inc.	97,500	1,173,900
Pacific Continental Corp.	900	8,163
PacWest Bancorp	22,100	550,511
S&T Bancorp, Inc.	3,780	64,147
Sierra Bancorp	2,920	30,689
Simmons First National Corp., Class A	9,420	224,290
Southwest Bancorp, Inc.†	44,680	487,012
StellarOne Corp.	6,200	79,980
Sterling Bancorp	370,139	3,442,293
Sterling Financial Corp.	31,500	647,955
Suffolk Bancorp†	3,020	37,659
Susquehanna Bancshares, Inc.	67,600	694,928
SVB Financial Group†	9,720	536,738
TCF Financial Corp.	76,340	906,919
Tompkins Financial Corp.	6,848	267,004
Trustmark Corp.	24,900	553,278
UMB Financial Corp.	32,360	1,371,417
Umpqua Holdings Corp.	15,200	177,232
Union First Market Bankshares Corp.	11,700	178,893
Valley National Bancorp.	10,535	100,504
Washington Trust Bancorp, Inc.	6,580	165,948
Webster Financial Corp.	4,800	99,936
West Bancorporation, Inc.	3,280	33,128
West Coast Bancorp	11,620	253,432
Westamerica Bancorporation	9,524	405,341
Wilshire Bancorp, Inc.†	71,200	412,248
Zions Bancorporation	178,500	3,582,495

		42,828,104

Banks-Super Regional - 0.8%

Banco Latinoamericano de Comercio Exterior SA, Class E	161,152	3,480,883

Batteries/Battery Systems - 0.3%

EnerSys, Inc.†	35,500	1,236,820

Broadcast Services/Program - 0.3%

Digital Generation, Inc.†	126,869	1,347,349
Fisher Communications, Inc.	300	7,533

Nexstar Broadcasting Group, Inc., Class A†	7,900	71,100

		1,425,982

Building & Construction Products-Misc. - 0.5%

Gibraltar Industries, Inc.†	54,580	757,025
NCI Building Systems, Inc.†	54,168	709,059
Quanex Building Products Corp.	22,220	464,842
Trex Co., Inc.†	6,178	250,889

		2,181,815

Building Products-Air & Heating - 0.1%

Comfort Systems USA, Inc.	24,200	261,602

Building Products-Cement - 0.6%

Headwaters, Inc.†	9,320	70,832
Texas Industries, Inc.†	52,000	2,413,840

		2,484,672

Building Products-Light Fixtures - 0.1%

LSI Industries, Inc.	40,600	276,892

Building-Heavy Construction - 0.4%

Chicago Bridge & Iron Co. NV	40,600	1,649,578

Casino Hotels - 0.1%

Ameristar Casinos, Inc.	17,900	356,210

Casino Services - 0.2%

Multimedia Games Holding Co., Inc.†	53,500	790,730
Scientific Games Corp., Class A†	5,900	49,147

		839,877

Cellular Telecom - 0.3%

Leap Wireless International, Inc.†	58,500	380,250
Vringo, Inc.†	255,437	906,801

		1,287,051

Chemicals-Diversified - 0.1%

Georgia Gulf Corp.	10,900	499,874

Chemicals-Specialty - 0.3%

Minerals Technologies, Inc.	21,280	1,574,720

Circuit Boards - 0.1%

Park Electrochemical Corp.	18,140	442,072

Coal - 0.1%

Cloud Peak Energy, Inc.†	16,400	311,108
Westmoreland Coal Co.†	300	2,946

		314,054

Coffee - 0.0%

Farmer Bros. Co.†	4,100	45,551

Commercial Services - 0.4%

Convergys Corp.	30,600	477,666
Performant Financial Corp.†	15,300	147,798
PHH Corp.†	48,780	1,068,770

		1,694,234

Commercial Services-Finance - 0.3%

Euronet Worldwide, Inc.†	21,000	467,460
Global Cash Access Holdings, Inc.†	54,420	428,285
Vantiv, Inc., Class A†	13,900	301,213

		1,196,958

Communications Software - 0.0%

Audience, Inc.†	10,600	91,690

Computer Aided Design - 0.2%

Aspen Technology, Inc.†	29,058	755,217

Computer Services - 0.6%

CACI International, Inc., Class A†	9,700	496,155
CIBER, Inc.†	23,260	70,710
DST Systems, Inc.	36,750	2,118,270
Unisys Corp.†	10,446	180,507

		2,865,642

Computer Software - 0.6%

Avid Technology, Inc.†	341,300	2,228,689
Eloqua, Inc.†	21,000	379,050

		2,607,739

Computers-Integrated Systems - 0.1%

Agilysys, Inc.†	34,400	280,704

Computers-Memory Devices - 0.4%

Fusion-io, Inc.†	11,300	263,629
Imation Corp.†	17,900	76,612
Spansion, Inc., Class A†	91,500	1,072,380
STEC, Inc.†	25,300	124,223
Xyratex, Ltd.	6,200	58,094

		1,594,938

Computers-Periphery Equipment - 1.2%

Electronics for Imaging, Inc.†	214,420	3,936,751
Synaptics, Inc.†	58,900	1,573,808

		5,510,559

Consumer Products-Misc. - 0.8%

American Greetings Corp., Class A	37,620	648,569
Blyth, Inc.	28,084	452,714
Central Garden and Pet Co., Class A†	168,460	1,976,036
CSS Industries, Inc.	14,900	305,748

		3,383,067

Containers-Metal/Glass - 0.3%

Greif, Inc., Class A	30,900	1,267,827

Containers-Paper/Plastic - 0.2%

Berry Plastics Group, Inc.†	51,800	772,338

Data Processing/Management - 0.5%

CSG Systems International, Inc.†	41,442	769,992
Fair Isaac Corp.	11,020	471,877
Schawk, Inc.	99,500	1,194,995

		2,436,864

Distribution/Wholesale - 0.7%

School Specialty, Inc.†	161,000	210,910
United Stationers, Inc.	91,100	2,795,859

		3,006,769

Diversified Financial Services - 0.2%

DFC Global Corp.†	47,957	836,850

Diversified Manufacturing Operations - 1.2%

Federal Signal Corp.†	34,500	202,860
Leggett & Platt, Inc.	48,498	1,350,669
Standex International Corp.	15,500	763,530
Tredegar Corp.	40,460	762,671
Trinity Industries, Inc.	68,600	2,179,422

		5,259,152

Diversified Minerals - 0.1%

US Silica Holdings, Inc.†	27,500	399,300

Diversified Operations - 0.0%

Resource America, Inc., Class A	6,100	41,907

Diversified Operations/Commercial Services - 0.2%

Prospect Global Resources, Inc.†	523,518	879,510

E-Commerce/Services - 0.4%

Kayak Software Corp.†	5,000	203,500
Move, Inc.†	117,000	881,010
Orbitz Worldwide, Inc.†	106,800	246,708
United Online, Inc.	51,490	294,523

		1,625,741

E-Marketing/Info - 0.0%

ExactTarget, Inc.†	5,000	103,050

Electric-Integrated - 2.9%

Avista Corp.	59,580	1,412,642
CH Energy Group, Inc.	6,600	430,386
El Paso Electric Co.	51,400	1,637,090
NorthWestern Corp.	48,918	1,696,965
Pike Electric Corp.†	237,000	2,346,300
PNM Resources, Inc.	24,500	517,685
Portland General Electric Co.	67,700	1,829,931
Unitil Corp.	8,900	229,620
UNS Energy Corp.	17,440	742,595
Westar Energy, Inc.	76,500	2,195,550

		13,038,764

Electronic Components-Misc. - 1.3%

Bel Fuse, Inc., Class B	12,929	205,442
Jabil Circuit, Inc.	188,500	3,581,500
Vishay Intertechnology, Inc.†	121,929	1,182,711
Zagg, Inc.†	92,872	671,465

		5,641,118

Electronic Components-Semiconductors - 1.6%

Amkor Technology, Inc.†	36,600	155,550
DSP Group, Inc.†	19,080	112,953
Entropic Communications, Inc.†	35,319	183,306
First Solar, Inc.†	74,500	2,010,755
GSI Technology, Inc.†	12,000	67,680
GT Advanced Technologies, Inc.†	32,500	109,525
International Rectifier Corp.†	94,000	1,605,520
IXYS Corp.	11,400	92,340
Lattice Semiconductor Corp.†	53,280	210,989
OmniVision Technologies, Inc.†	110,400	1,667,040
Peregrine Semiconductor Corp.†	40,100	678,893
Richardson Electronics, Ltd.	9,900	108,405
Supertex, Inc.†	7,800	141,804

		7,144,760

Electronic Parts Distribution - 0.1%

Tech Data Corp.†	13,718	605,924

Electronics-Military - 0.0%

M/A-COM Technology Solutions Holdings, Inc.†	4,800	67,776

Energy-Alternate Sources - 0.0%

Green Plains Renewable Energy, Inc.†	8,000	61,840

Engineering/R&D Services - 1.8%

Argan, Inc.	27,100	504,331
EMCOR Group, Inc.	122,898	4,037,199
Foster Wheeler AG†	122,100	2,742,366
McDermott International, Inc.†	65,200	686,556
Michael Baker Corp.	12,500	243,125

		8,213,577

Engines-Internal Combustion - 0.2%

Briggs & Stratton Corp.	49,100	996,239

Enterprise Software/Service - 0.9%

Digital River, Inc.†	19,300	281,973
Informatica Corp.†	78,500	2,109,295
JDA Software Group, Inc.†	4,800	214,368
MedAssets, Inc.†	63,800	1,027,180
Proofpoint, Inc.†	2,600	28,600
Workday, Inc., Class A†	4,600	230,460

		3,891,876

Entertainment Software - 1.0%

Take-Two Interactive Software, Inc.†	369,300	4,568,241

Finance-Consumer Loans - 1.1%

Nelnet, Inc., Class A	2,000	57,180
Ocwen Financial Corp.†	81,740	2,931,196
World Acceptance Corp.†	25,458	1,858,689

		4,847,065

Finance-Investment Banker/Broker - 1.0%

E*TRADE Financial Corp.†	221,500	1,865,030
Investment Technology Group, Inc.†	54,700	489,018
Oppenheimer Holdings, Inc., Class A	9,500	153,045
Piper Jaffray Cos.†	8,260	234,336
Stifel Financial Corp.†	61,500	1,870,830

		4,612,259

Finance-Leasing Companies - 0.2%

Aircastle, Ltd.	28,600	325,182
Marlin Business Services Corp.	21,900	378,870

		704,052

Finance-Mortgage Loan/Banker - 0.0%

Doral Financial Corp.†	26,200	17,816

Food-Baking - 0.7%

Flowers Foods, Inc.	127,000	2,989,580

Food-Canned - 0.6%

TreeHouse Foods, Inc.†	51,000	2,674,440

Food-Dairy Products - 0.0%

WhiteWave Foods Co., Class A†	12,800	194,176

Food-Misc./Diversified - 1.3%

Dole Food Co., Inc.†	382,600	4,392,248
J&J Snack Foods Corp.	23,500	1,478,150

		5,870,398

Food-Retail - 0.1%

SUPERVALU, Inc.	124,000	295,120

Food-Wholesale/Distribution - 0.1%

Nash Finch Co.	2,420	51,062
Spartan Stores, Inc.	14,500	218,080

		269,142

Footwear & Related Apparel - 0.7%

Deckers Outdoor Corp.†	72,300	2,768,367
Iconix Brand Group, Inc.†	11,000	221,760

		2,990,127

Funeral Services & Related Items - 0.1%

Stewart Enterprises, Inc., Class A	85,520	653,373

Gambling (Non-Hotel) - 0.1%

Isle of Capri Casinos, Inc.†	61,680	302,849

Gas-Distribution - 0.9%

AGL Resources, Inc.	14,659	571,408
Chesapeake Utilities Corp.	3,500	157,500
Laclede Group, Inc.	44,600	1,815,666
New Jersey Resources Corp.	3,960	160,697
Piedmont Natural Gas Co., Inc.	7,860	242,560
Southwest Gas Corp.	26,040	1,092,117

		4,039,948

Gold Mining - 0.3%

Detour Gold Corp.†	62,100	1,535,423

Hazardous Waste Disposal - 0.2%

EnergySolutions, Inc.†	296,800	970,536

Home Furnishings - 0.5%

Ethan Allen Interiors, Inc.	37,500	1,087,875
La-Z-Boy, Inc.†	38,000	566,960
Select Comfort Corp.†	24,200	648,076

		2,302,911

Human Resources - 1.8%

AMN Healthcare Services, Inc.†	237,500	2,595,875
Barrett Business Services, Inc.	37,800	1,256,850
Korn/Ferry International†	115,500	1,665,510
Monster Worldwide, Inc.†	14,800	80,512
Resources Connection, Inc.	192,500	2,234,925

		7,833,672

Independent Power Producers - 0.2%

GenOn Energy, Inc.†	274,600	700,230

Industrial Automated/Robotic - 0.2%

Cognex Corp.	18,840	674,849
Hurco Cos., Inc.†	16,600	398,566

		1,073,415

Instruments-Controls - 0.4%

Watts Water Technologies, Inc., Class A	47,560	1,944,728

Insurance Brokers - 0.4%

eHealth, Inc.†	68,100	1,756,980

Insurance-Life/Health - 1.8%

American Equity Investment Life Holding Co.	115,198	1,328,233
CNO Financial Group, Inc.	130,020	1,183,182
Protective Life Corp.	57,900	1,571,985
StanCorp Financial Group, Inc.	91,058	3,096,883
Symetra Financial Corp.	54,600	667,758

		7,848,041

Insurance-Multi-line - 0.6%

Horace Mann Educators Corp.	130,680	2,498,602

Insurance-Property/Casualty - 0.6%

American Safety Insurance Holdings, Ltd.†	7,800	131,508
Arch Capital Group, Ltd.†	16,100	726,110
Hallmark Financial Services, Inc.†	12,600	102,816
Meadowbrook Insurance Group, Inc.	17,380	96,633
ProAssurance Corp.	16,540	1,499,847
Stewart Information Services Corp.	3,700	101,010

		2,657,924

Insurance-Reinsurance - 0.5%

Argo Group International Holdings, Ltd.	16,500	547,635
Platinum Underwriters Holdings, Ltd.	35,800	1,593,816

		2,141,451

Internet Application Software - 0.2%

IntraLinks Holdings, Inc.†	112,500	741,375

Internet Connectivity Services - 0.0%

Envivio, Inc.†	24,900	40,338

Internet Content-Entertainment - 0.0%

Shutterstock, Inc.†	3,500	89,600

Internet Content-Information/News - 0.4%

WebMD Health Corp.†	131,000	1,840,550
XO Group, Inc.†	19,600	154,840

		1,995,390

Internet Infrastructure Software - 0.2%

TIBCO Software, Inc.†	28,640	717,432

Investment Companies - 0.6%

Apollo Investment Corp.	37,700	306,124
Ares Capital Corp.	86,000	1,525,640
Gladstone Capital Corp.	36,678	301,860
MCG Capital Corp.	63,740	284,281
MVC Capital, Inc.	10,300	122,776
NGP Capital Resources Co.	16,962	122,126

		2,662,807

Investment Management/Advisor Services - 1.1%

Affiliated Managers Group, Inc.†	6,720	866,007
Eaton Vance Corp.	74,000	2,359,120
GAMCO Investors, Inc., Class A	6,000	294,000
Janus Capital Group, Inc.	11,460	93,972
U.S. Global Investors, Inc., Class A	227,793	1,261,973

		4,875,072

Lasers-System/Components - 0.2%

Coherent, Inc.†	16,640	769,600
Electro Scientific Industries, Inc.	11,800	127,912

Newport Corp.†	14,122	179,914

		1,077,426

Linen Supply & Related Items - 0.1%

G&K Services, Inc., Class A	18,960	642,744

Machinery-Construction & Mining - 0.1%

Hyster-Yale Materials Handling, Inc.(1)	11,660	483,657

Machinery-Farming - 0.2%

AGCO Corp.†	16,360	755,014

Machinery-General Industrial - 2.6%

Applied Industrial Technologies, Inc.	42,800	1,713,284
Flow International Corp.†	339,834	1,070,477
Gardner Denver, Inc.	42,100	2,940,685
IDEX Corp.	71,000	3,191,450
Kadant, Inc.†	10,700	259,475
Wabtec Corp.	30,500	2,580,910

		11,756,281

Machinery-Material Handling - 0.1%

NACCO Industries, Inc., Class A	5,980	318,854

Medical Instruments - 0.2%

SurModics, Inc.†	38,000	765,320

Medical Labs & Testing Services - 0.3%

Covance, Inc.†	25,500	1,453,755

Medical Products - 0.3%

Greatbatch, Inc.†	58,400	1,318,672

Medical Sterilization Products - 0.7%

STERIS Corp.	97,000	3,314,490

Medical-Biomedical/Gene - 1.5%

Bio-Rad Laboratories, Inc., Class A†	30,550	3,192,169
Celldex Therapeutics, Inc.†	19,100	113,454
Charles River Laboratories International, Inc.†	45,900	1,761,183
Lexicon Pharmaceuticals, Inc.†	184,000	316,480
Oncothyreon, Inc.†	131,900	604,102
PDL BioPharma, Inc.	105,700	835,030

		6,822,418

Medical-Drugs - 1.0%

Achillion Pharmaceuticals, Inc.†	4,800	37,392
Cadence Pharmaceuticals, Inc.†	708,388	3,017,733
Clovis Oncology, Inc.†	24,772	380,993
Durata Therapeutics, Inc.†	21,500	195,435
Medicis Pharmaceutical Corp., Class A	7,800	337,350
ViroPharma, Inc.†	12,048	298,670

		4,267,573

Medical-HMO - 0.4%

Magellan Health Services, Inc.†	36,342	1,885,423

Medical-Nursing Homes - 0.5%

Skilled Healthcare Group, Inc., Class A†	138,000	924,600
Sun Healthcare Group, Inc.†	137,700	1,164,942

		2,089,542

Medical-Outpatient/Home Medical - 0.1%

Amedisys, Inc.†	36,600	383,202
Gentiva Health Services, Inc.†	11,595	119,429

		502,631

Metal Processors & Fabrication - 0.7%

Ampco-Pittsburgh Corp.	1,000	18,730
Mueller Industries, Inc.	11,960	571,210
Worthington Industries, Inc.	101,840	2,399,350

		2,989,290

Miscellaneous Manufacturing - 0.6%
American Railcar Industries, Inc.†	20,300	623,819
FreightCar America, Inc.	35,300	742,359
Trimas Corp.†	49,233	1,275,135

		2,641,313

Multimedia - 0.1%

Journal Communications, Inc., Class A†	59,180	332,000

Networking Products - 0.2%
Anixter International, Inc.	3,000	183,240
Black Box Corp.	18,580	457,997
Calix, Inc.†	14,300	105,534

		746,771

Office Furnishings-Original - 0.4%

Herman Miller, Inc.	24,700	521,664
HNI Corp.	20,320	605,130
Knoll, Inc.	9,360	134,410
Steelcase, Inc., Class A	43,538	506,782

		1,767,986

Office Supplies & Forms - 0.2%

ACCO Brands Corp.†	151,500	1,021,110

Oil & Gas Drilling - 0.4%

Hercules Offshore, Inc.†	130,880	675,341
Pacific Drilling SA†	106,114	1,008,083
Parker Drilling Co.†	53,400	223,746

		1,907,170

Oil Companies-Exploration & Production - 1.9%

Diamondback Energy, Inc.†	9,000	162,000
EPL Oil & Gas, Inc.†	57,200	1,200,628
Oasis Petroleum, Inc.†	73,500	2,221,170
Panhandle Oil and Gas, Inc., Class A	2,800	79,296
Penn Virginia Corp.	126,600	560,838
PetroQuest Energy, Inc.†	77,700	414,141
Rex Energy Corp.†	88,270	1,160,750
SandRidge Energy, Inc.†	199,600	1,167,660
Stone Energy Corp.†	28,620	593,293
W&T Offshore, Inc.	47,800	792,046

		8,351,822

Oil Field Machinery & Equipment - 0.4%

Dril-Quip, Inc.†	17,500	1,231,475
Forum Energy Technologies, Inc.†	18,900	477,036
Natural Gas Services Group, Inc.†	11,400	187,644

		1,896,155

Oil Refining & Marketing - 0.3%

Alon USA Energy, Inc.	8,200	116,604
Western Refining, Inc.	40,300	1,170,715

		1,287,319

Oil-Field Services - 1.2%

Cal Dive International, Inc.†	149,860	235,280
Helix Energy Solutions Group, Inc.†	127,940	2,240,230
Oceaneering International, Inc.	26,000	1,369,680
Pioneer Energy Services Corp.†	11,040	79,819
Tesco Corp.†	15,500	167,400
TETRA Technologies, Inc.†	174,900	1,224,300

		5,316,709

Paper & Related Products - 0.7%

Buckeye Technologies, Inc.	11,678	323,714
Domtar Corp.	10,920	874,801
Neenah Paper, Inc.	27,040	758,743
P.H. Glatfelter Co.	69,100	1,174,009

		3,131,267

Physical Therapy/Rehabilitation Centers - 0.1%

HealthSouth Corp.†	16,400	360,636

Power Converter/Supply Equipment - 0.1%

Advanced Energy Industries, Inc.†	14,000	179,060
Powell Industries, Inc.†	9,200	368,368

		547,428

Precious Metals - 0.4%

Coeur d’Alene Mines Corp.†	71,700	1,667,742

Printing-Commercial - 0.6%

American Reprographics Co.†	20,500	51,660
Cenveo, Inc.†	325,100	760,734
Quad/Graphics, Inc.	75,900	1,229,580
Valassis Communications, Inc.†	18,300	475,434

		2,517,408

Private Equity - 0.0%

Gladstone Investment Corp.	14,300	100,386

Publishing-Books - 0.1%

Scholastic Corp.	21,200	594,872

Publishing-Newspapers - 0.0%

McClatchy Co., Class A†	60,400	202,340

Publishing-Periodicals - 0.0%

Value Line, Inc.	1,300	11,856

Radio - 0.1%

Entercom Communications Corp., Class A†	50,440	320,294
Saga Communications, Inc., Class A	1,200	54,420

		374,714

Real Estate Investment Trusts - 6.3%

Anworth Mortgage Asset Corp.	313,640	1,850,476
Apartment Investment & Management Co., Class A	33,979	851,854
Ashford Hospitality Trust, Inc.	113,280	1,025,184
Capstead Mortgage Corp.	164,200	1,993,388
CBL & Associates Properties, Inc.	72,440	1,630,624
Colonial Properties Trust	6,893	140,617
Coresite Realty Corp.	57,700	1,477,120
CubeSmart	95,060	1,311,828
CYS Investments, Inc.	89,900	1,149,821
DCT Industrial Trust, Inc.	329,840	2,061,500
DiamondRock Hospitality Co.	54,934	480,123
Extra Space Storage, Inc.	96,374	3,387,546
FelCor Lodging Trust, Inc.†	60,300	253,260
First Industrial Realty Trust, Inc.†	21,718	286,678
Getty Realty Corp.	14,200	239,128
Home Properties, Inc.	11,400	671,346
Hospitality Properties Trust	27,540	625,158
LaSalle Hotel Properties	13,778	332,188
Lexington Realty Trust	103,376	991,376
LTC Properties, Inc.	17,020	556,894
Mission West Properties, Inc.	27,560	251,898
Parkway Properties, Inc.	26,100	350,784
Pennsylvania Real Estate Investment Trust	39,380	656,071
Potlatch Corp.	37,200	1,448,940
PS Business Parks, Inc.	6,200	399,838
RAIT Financial Trust	168,300	934,065
Redwood Trust, Inc.	98,700	1,650,264
Strategic Hotels & Resorts, Inc.†	13,000	80,990
Sunstone Hotel Investors, Inc.†	74,768	771,606
Taubman Centers, Inc.	2,300	178,181

		28,038,746

Real Estate Management/Services - 0.7%

Jones Lang LaSalle, Inc.	37,500	3,075,375
Realogy Holdings Corp.†	6,700	252,657

		3,328,032

Recreational Centers - 0.0%

Town Sports International Holdings, Inc.	4,200	42,504

Recreational Vehicles - 0.4%

Arctic Cat, Inc.†	50,887	1,914,878

Resorts/Theme Parks - 0.4%

Bluegreen Corp.†	10,000	94,500
Six Flags Entertainment Corp.	30,750	1,890,510

		1,985,010

Retail-Apparel/Shoe - 3.3%

Abercrombie & Fitch Co., Class A	67,500	3,097,575
Aeropostale, Inc.†	224,300	3,097,583
Ascena Retail Group, Inc.†	67,000	1,346,700
Body Central Corp.†	87,434	894,450
Brown Shoe Co., Inc.	30,900	588,645
DSW, Inc., Class A	35,000	2,381,050
Fifth & Pacific Cos., Inc.†	54,900	661,545
Jos. A. Bank Clothiers, Inc.†	52,000	2,241,200
Wet Seal, Inc., Class A†	153,100	450,114

		14,758,862

Retail-Appliances - 0.4%

Conn’s, Inc.†	58,391	1,651,297

Retail-Automobile - 0.3%

Group 1 Automotive, Inc.	24,000	1,458,240

Retail-Bookstores - 0.8%

Barnes & Noble, Inc.†	238,023	3,415,630

Retail-Convenience Store - 0.0%

Pantry, Inc.†	1,500	19,260

Retail-Drug Store - 0.2%

Rite Aid Corp.†	724,100	731,341

Retail-Hair Salons - 0.3%

Regis Corp.	75,720	1,247,108

Retail-Home Furnishings - 0.0%

Restoration Hardware Holdings, Inc.†	2,100	77,490

Retail-Misc./Diversified - 0.1%

Five Below, Inc.†	6,900	256,335

Retail-Office Supplies - 1.2%

OfficeMax, Inc.	552,754	5,527,540

Retail-Regional Department Stores - 0.6%

Bon-Ton Stores, Inc.	66,900	792,765
Dillard’s, Inc., Class A	21,440	1,906,230

		2,698,995

Retail-Restaurants - 0.5%

Biglari Holdings, Inc.†	3,200	1,163,040
Bloomin’ Brands, Inc.†	7,500	118,725
Einstein Noah Restaurant Group, Inc.	10,000	160,100
Red Robin Gourmet Burgers, Inc.†	7,700	252,175
Ruth’s Hospitality Group, Inc.†	47,072	353,040

		2,047,080

Rubber-Tires - 0.0%

Cooper Tire & Rubber Co.	4,800	119,904

Rubber/Plastic Products - 0.2%

Myers Industries, Inc.	48,858	726,518
Proto Labs, Inc.†	3,000	109,440

		835,958

Savings & Loans/Thrifts - 1.2%

BankFinancial Corp.	4,100	29,028
Beneficial Mutual Bancorp, Inc.†	16,800	157,416
Dime Community Bancshares, Inc.	195,979	2,733,907
ESB Financial Corp.	4,300	54,309
Northwest Bancshares, Inc.	125,629	1,498,754
OceanFirst Financial Corp.	9,520	130,519
People’s United Financial, Inc.	37,100	452,249
Rockville Financial, Inc.	16,800	218,064
WSFS Financial Corp.	4,458	193,477

		5,467,723

Schools - 0.1%

Corinthian Colleges, Inc.†	108,600	241,092
Lincoln Educational Services Corp.	42,100	162,927

		404,019

Semiconductor Components-Integrated Circuits - 0.1%

Aeroflex Holding Corp.†	21,500	139,320
Integrated Device Technology, Inc.†	24,960	156,499
Pericom Semiconductor Corp.†	13,500	101,520
Sigma Designs, Inc.†	21,300	122,475

		519,814

Semiconductor Equipment - 1.2%

ATMI, Inc.†	65,000	1,294,800
Brooks Automation, Inc.	23,780	183,106
Entegris, Inc.†	164,334	1,472,432
Intermolecular, Inc.†	30,000	210,000
Lam Research Corp.†	22,742	798,699
LTX-Credence Corp.†	109,800	623,664
Photronics, Inc.†	52,800	271,920
Rudolph Technologies, Inc.†	17,280	191,117
Tessera Technologies, Inc.	31,300	508,625

		5,554,363

Specified Purpose Acquisitions - 0.1%

National Bank Holdings Corp., Class A	18,000	329,760

Steel Pipe & Tube - 0.1%

Mueller Water Products, Inc., Class A	50,740	283,129

Storage/Warehousing - 0.1%

Wesco Aircraft Holdings, Inc.†	34,300	437,668

Telecom Equipment-Fiber Optics - 0.1%

Oplink Communications, Inc.†	15,020	232,810

Telecom Services - 0.1%

Aviat Networks, Inc.†	28,200	77,550
Consolidated Communications Holdings, Inc.	13,713	206,244

		283,794

Telecommunication Equipment - 2.0%

Arris Group, Inc.†	91,500	1,278,255
Comtech Telecommunications Corp.	56,900	1,454,364
Plantronics, Inc.	62,500	2,101,875
Tellabs, Inc.	1,189,661	4,235,193

		9,069,687

Telephone-Integrated - 0.2%

General Communication, Inc., Class A†	124,500	1,049,535

Television - 0.4%

LIN TV Corp., Class A†	82,500	534,600
Sinclair Broadcast Group, Inc., Class A	130,840	1,443,165

		1,977,765

Textile-Apparel - 0.1%

Cherokee, Inc.	28,500	408,405
Unifi, Inc.†	7,500	103,800

		512,205

Therapeutics - 0.0%

Cornerstone Therapeutics, Inc.†	3,500	18,165

Tobacco - 0.5%

Universal Corp.	45,300	2,260,470

Toys - 0.1%

JAKKS Pacific, Inc.	42,371	528,790

Transport-Air Freight - 0.2%

Atlas Air Worldwide Holdings, Inc.†	25,600	1,107,968

Transport-Equipment & Leasing - 0.0%

Amerco., Inc.	800	96,008

Transport-Marine - 0.7%

International Shipholding Corp.	10,078	166,085
Kirby Corp.†	37,000	2,141,560
Scorpio Tankers, Inc.†	137,372	879,181

		3,186,826

Transport-Services - 0.0%

Pacer International, Inc.†	62,000	215,140

Transport-Truck - 1.3%

Arkansas Best Corp.	9,920	82,138
Celadon Group, Inc.	8,620	148,953
Forward Air Corp.	26,500	881,125
Heartland Express, Inc.	6,800	93,364
Landstar System, Inc.	37,000	1,871,090
Saia, Inc.†	43,220	936,145
Swift Transportation Co.†	221,900	1,877,274

		5,890,089

Water - 0.1%
California Water Service Group	11,160	200,880
Consolidated Water Co., Ltd.	11,000	85,470

		286,350

Web Portals/ISP - 0.0%

Trulia, Inc†.	3,500	62,230

Wireless Equipment - 0.1%

RF Micro Devices, Inc.†	18,800	81,216
Ruckus Wireless, Inc.†	24,400	323,056

		404,272

Total Common Stock
(cost $385,700,260)		428,120,562

U.S. GOVERNMENT TREASURIES - 0.1%
United States Treasury Notes - 0.1%

0.25% due 11/30/2013(2)
(cost $420,134)	$420,000	420,197

Total Long-Term Investment Securities
(cost $386,120,394)		428,540,759

SHORT-TERM INVESTMENT SECURITIES - 1.8%
Time Deposits - 1.8%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/03/2012
(cost $8,176,000)	8,176,000	8,176,000

REPURCHASE AGREEMENTS - 1.9%

Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 11/30/2012, to be repurchased 12/03/2012 in the amount of $7,158,006 and collateralized by $7,295,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.07%, due 11/07/2022 and having an approximate value of $7,304,651	7,158,000	7,158,000
State Street Bank and Trust Co. Joint Repurchase Agreement(3)	1,461,000	1,461,000

Total Repurchase Agreements
(cost $8,619,000)		8,619,000

TOTAL INVESTMENTS
(cost $402,915,394)(4)	99.9%	445,335,759
Other assets less liabilities	0.1	429,849

NET ASSETS	100.0%	$445,765,608

†	Non-income producing security
(1)	Illiquid security. At November 30, 2012, the aggregate value of these securities was $483,657 representing 0.1% of net assets.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 3 for details of Joint Repurchase Agreements.
(4)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of November 30, 2012	Unrealized Appreciation (Depreciation)

96	Long	Russell 2000 Mini Index	December 2012	$7,959,262	$7,878,720	$(80,542)

The following is a summary of the inputs used to value the Fund's net assets as of November 30, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks-Commercial	$42,828,104	$—	$—	$42,828,104
Real Estate Investments Trusts	28,038,746	—	—	28,038,746
Other Industries*	357,253,712	—	—	357,253,712
U.S. Government Treasuries	—	420,197	—	420,197
Short-Term Investment Securities:
Time Deposits	—	8,176,000	—	8,176,000
Repurchase Agreements	—	8,619,000	—	8,619,000

Total Assets	$428,120,562	$17,215,197	$—	$445,335,759

LIABILITIES:
Other Financial Instruments:@
Open Futures Contracts - Depreciation	$80,542	$—	$—	$80,542

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS - November 30, 2012 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 95.6%
Advertising Agencies - 0.1%

Omnicom Group, Inc.	10,058	$500,285

Agricultural Chemicals - 0.3%

Mosaic Co.	25,156	1,359,933

Apparel Manufacturers - 0.1%

Coach, Inc.	1,906	110,243
VF Corp.	3,136	503,359

		613,602

Applications Software - 2.7%

Citrix Systems, Inc.†	9,637	589,399
Intuit, Inc.	12,552	751,990
Microsoft Corp.	438,353	11,668,957
Red Hat, Inc.†	3,192	157,685
Salesforce.com, Inc.†	6,357	1,002,308

		14,170,339

Athletic Footwear - 0.2%

NIKE, Inc., Class B	11,999	1,169,663

Audio/Video Products - 0.1%

Harman International Industries, Inc.	6,558	259,434

Auto-Heavy Duty Trucks - 0.1%

PACCAR, Inc.	13,942	612,611

Auto/Truck Parts & Equipment-Original - 0.3%

Johnson Controls, Inc.	60,026	1,653,116

Banks-Commercial - 0.6%

BB&T Corp.	63,217	1,780,823
First Horizon National Corp.	2,183	20,651
M&T Bank Corp.	6,817	666,225
Regions Financial Corp.	114,561	764,122
Zions Bancorporation	10,708	214,910

		3,446,731

Banks-Fiduciary - 0.9%

Bank of New York Mellon Corp.	74,527	1,784,176
Northern Trust Corp.	26,204	1,258,316
State Street Corp.	41,934	1,863,547

		4,906,039

Banks-Super Regional - 3.5%

Capital One Financial Corp.	43,739	2,519,367
Fifth Third Bancorp	57,225	837,774
Huntington Bancshares, Inc.	118,441	728,412
KeyCorp	113,139	914,163
PNC Financial Services Group, Inc.	33,002	1,852,732
SunTrust Banks, Inc.	28,593	776,300
US Bancorp	102,976	3,322,006
Wells Fargo & Co.	241,291	7,965,016

		18,915,770

Beverages-Non-alcoholic - 3.2%

Coca-Cola Co.	236,956	8,985,372
Monster Beverage Corp.†	2,661	138,505
PepsiCo, Inc.	111,316	7,815,496

		16,939,373

Broadcast Services/Program - 0.2%

Discovery Communications, Inc., Class A†	14,163	855,587
Scripps Networks Interactive, Inc., Class A	7,794	460,158

		1,315,745

Building-Residential/Commercial - 0.3%

D.R. Horton, Inc.	24,905	484,651
Lennar Corp., Class A	12,357	470,060
PulteGroup, Inc.†	24,524	412,249

		1,366,960

Cable/Satellite TV - 1.9%

Comcast Corp., Class A	138,982	5,167,351
DIRECTV†	51,628	2,565,911
Time Warner Cable, Inc.	24,119	2,288,652

		10,021,914

Cellular Telecom - 0.3%

MetroPCS Communications, Inc.†	29,223	311,225
Sprint Nextel Corp.†	187,074	1,071,934

		1,383,159

Chemicals-Diversified - 0.8%

Air Products & Chemicals, Inc.	29,231	2,424,419
FMC Corp.	11,775	653,042
PPG Industries, Inc.	11,627	1,444,887

		4,522,348

Chemicals-Specialty - 0.3%

Ecolab, Inc.	23,335	1,681,987

Coatings/Paint - 0.2%

Sherwin-Williams Co.	6,841	1,043,389

Commercial Services-Finance - 1.7%

Automatic Data Processing, Inc.	42,957	2,438,239
Equifax, Inc.	8,174	418,836
H&R Block, Inc.	51,370	926,201
Mastercard, Inc., Class A	6,417	3,135,860
Moody’s Corp.	190	9,230
Paychex, Inc.	28,642	932,011
Total System Services, Inc.	190	4,170
Western Union Co.	96,019	1,210,800

		9,075,347

Computer Aided Design - 0.0%

Autodesk, Inc.†	2,065	68,413

Computer Services - 0.8%

Accenture PLC, Class A	48,617	3,302,067
Cognizant Technology Solutions Corp., Class A†	11,201	753,043
Computer Sciences Corp.	3,455	131,497

		4,186,607

Computer Software - 0.1%

Akamai Technologies, Inc.†	12,626	462,364

Computers - 4.8%

Apple, Inc.	39,677	23,222,155
Dell, Inc.	95,577	921,362
Hewlett-Packard Co.	108,010	1,403,050

		25,546,567

Computers-Integrated Systems - 0.1%

Teradata Corp.†	7,571	450,323

Computers-Memory Devices - 1.0%

EMC Corp.†	121,066	3,004,858

Net App, Inc.†	11,364	360,353
SanDisk Corp.†	13,424	524,878
Seagate Technology PLC	29,752	746,775
Western Digital Corp.	21,010	702,575

		5,339,439

Containers-Metal/Glass - 0.1%

Ball Corp.	11,216	501,243
Owens-Illinois, Inc.†	5,981	119,799

		621,042

Cosmetics & Toiletries - 3.4%

Colgate-Palmolive Co.	30,233	3,280,281
Estee Lauder Cos., Inc., Class A	5,988	348,801
Procter & Gamble Co.	212,127	14,812,828

		18,441,910

Cruise Lines - 0.6%

Carnival Corp.	81,695	3,158,329

Data Processing/Management - 0.3%

Fidelity National Information Services, Inc.	25,408	917,229
Fiserv, Inc.†	11,019	848,353

		1,765,582

Dialysis Centers - 0.2%

DaVita HealthCare Partners, Inc.†	7,423	801,684

Distribution/Wholesale - 0.3%

Fastenal Co.	13,153	549,927
Fossil, Inc.†	285	24,635
WW Grainger, Inc.	4,556	883,955

		1,458,517

Diversified Banking Institutions - 2.9%

Citigroup, Inc.	163,465	5,650,985
JPMorgan Chase & Co.	188,326	7,736,432
Morgan Stanley	120,107	2,026,205

		15,413,622

Diversified Manufacturing Operations - 1.5%

Cooper Industries PLC	13,442	1,001,429
Danaher Corp.	45,811	2,472,420
Dover Corp.	14,288	908,574
Eaton Corp.	17,636	919,894
Ingersoll-Rand PLC	27,293	1,331,352
Parker Hannifin Corp.	17,520	1,439,268

		8,072,937

E-Commerce/Products - 1.5%

Amazon.com, Inc.†	18,363	4,628,394
eBay, Inc.†	67,205	3,549,768

		8,178,162

E-Commerce/Services - 0.5%

Expedia, Inc.	7,289	450,897
priceline.com, Inc.†	2,642	1,752,069
TripAdvisor, Inc.†	9,220	352,112

		2,555,078

Electric Products-Misc. - 0.8%

Emerson Electric Co.	78,332	3,934,616
Molex, Inc.	5,930	156,434

		4,091,050

Electric-Integrated - 1.9%

CMS Energy Corp.	46,783	1,142,909
Consolidated Edison, Inc.	92,906	5,183,226
Integrys Energy Group, Inc.	11,926	634,105
Northeast Utilities	51,475	1,994,142
Pepco Holdings, Inc.	13,827	272,945
Wisconsin Energy Corp.	28,182	1,057,670

		10,284,997

Electronic Components-Misc. - 0.0%

Jabil Circuit, Inc.	530	10,070

Electronic Components-Semiconductors - 1.6%

Altera Corp.	10,559	342,006
Broadcom Corp., Class A	30,001	971,432
First Solar, Inc.†	1,370	36,976
Intel Corp.	322,946	6,320,053
LSI Corp.†	12,167	82,006
Xilinx, Inc.	19,724	683,437

		8,435,910

Electronic Forms - 0.2%

Adobe Systems, Inc.†	31,096	1,076,233

Electronic Measurement Instruments - 0.2%

Agilent Technologies, Inc.	29,278	1,121,055

Electronics-Military - 0.4%

L-3 Communications Holdings, Inc.	27,483	2,112,069

Engineering/R&D Services - 0.1%

Fluor Corp.	5,743	304,838
Jacobs Engineering Group, Inc.†	4,959	203,022

		507,860

Engines-Internal Combustion - 0.3%

Cummins, Inc.	16,601	1,629,554

Enterprise Software/Service - 1.7%

CA, Inc.	38,693	857,437
Oracle Corp.	255,912	8,214,775

		9,072,212

Filtration/Separation Products - 0.1%

Pall Corp.	5,543	329,698

Finance-Consumer Loans - 0.1%

SLM Corp.	38,307	633,981

Finance-Credit Card - 2.1%

American Express Co.	90,465	5,056,994
Discover Financial Services	42,618	1,773,335
Visa, Inc., Class A	28,137	4,212,390

		11,042,719

Finance-Investment Banker/Broker - 0.1%

Charles Schwab Corp.	56,290	737,399

Finance-Other Services - 0.4%

CME Group, Inc.	35,605	1,967,889
NYSE Euronext	1,412	32,970

		2,000,859

Food-Confectionery - 0.1%

Hershey Co.	9,600	703,392

Food-Dairy Products - 0.0%

Dean Foods Co.†	12,927	221,569

Food-Misc./Diversified - 1.4%

Campbell Soup Co.	23,367	858,737
General Mills, Inc.	48,622	1,993,016
H.J. Heinz Co.	39,012	2,280,642
Kellogg Co.	38,675	2,144,916
McCormick & Co., Inc.	5,133	331,386

		7,608,697

Food-Retail - 0.3%

Safeway, Inc.	24,603	420,957
Whole Foods Market, Inc.	14,993	1,399,747

		1,820,704

Food-Wholesale/Distribution - 0.9%

Sysco Corp.	151,515	4,795,450

Gas-Distribution - 1.7%

AGL Resources, Inc.	72,636	2,831,351
CenterPoint Energy, Inc.	241,629	4,767,340
NiSource, Inc.	61,050	1,475,579

		9,074,270

Home Decoration Products - 0.1%

Newell Rubbermaid, Inc.	19,017	414,761

Hotel/Motels - 0.2%

Marriott International, Inc., Class A	23,473	851,835

Industrial Automated/Robotic - 0.3%

Rockwell Automation, Inc.	21,539	1,706,750

Industrial Gases - 0.6%

Praxair, Inc.	29,968	3,212,869

Instruments-Scientific - 0.3%

Thermo Fisher Scientific, Inc.	26,792	1,702,632

Insurance Brokers - 0.7%

Aon PLC	33,269	1,889,679
Marsh & McLennan Cos., Inc.	52,311	1,842,394

		3,732,073

Insurance-Life/Health - 0.5%

Aflac, Inc.	18,151	961,821
Lincoln National Corp.	9,884	244,135
Prudential Financial, Inc.	30,238	1,576,005

		2,781,961

Insurance-Multi-line - 2.2%

ACE, Ltd.	43,661	3,459,261
Assurant, Inc.	611	20,902
Cincinnati Financial Corp.	15,173	614,810
Hartford Financial Services Group, Inc.	64,489	1,365,877
Loews Corp.	61,198	2,501,774
MetLife, Inc.	73,481	2,438,835
XL Group PLC	57,034	1,387,637

		11,789,096

Insurance-Property/Casualty - 1.1%

Chubb Corp.	31,541	2,428,341
Progressive Corp.	31,681	673,221
Travelers Cos., Inc.	36,841	2,609,080

		5,710,642

Internet Infrastructure Software - 0.0%

F5 Networks, Inc.†	2,625	245,910

Internet Security - 0.2%

Symantec Corp.†	29,454	552,557
VeriSign, Inc.†	11,201	382,290

		934,847

Investment Management/Advisor Services - 1.2%

Ameriprise Financial, Inc.	22,970	1,393,590
BlackRock, Inc.	13,962	2,751,072
Franklin Resources, Inc.	7,553	997,147
Invesco, Ltd.	44,431	1,110,331
T. Rowe Price Group, Inc.	4,109	265,729

		6,517,869

Machinery-Construction & Mining - 0.0%

Joy Global, Inc.	2,817	160,541

Machinery-General Industrial - 0.2%

Roper Industries, Inc.	9,302	1,037,452

Machinery-Pumps - 0.1%

Flowserve Corp.	5,445	754,405

Medical Information Systems - 0.1%

Cerner Corp.†	4,166	321,699

Medical Instruments - 0.7%

Edwards Lifesciences Corp.†	7,319	635,070
Intuitive Surgical, Inc.†	1,324	700,396
Medtronic, Inc.	58,622	2,468,572

		3,804,038

Medical Labs & Testing Services - 0.1%

Quest Diagnostics, Inc.	13,538	782,226

Medical-Biomedical/Gene - 2.8%

Alexion Pharmaceuticals, Inc.†	14,068	1,350,809
Amgen, Inc.	50,921	4,521,785
Biogen Idec, Inc.†	15,511	2,312,535
Celgene Corp.†	39,770	3,125,524
Gilead Sciences, Inc.†	43,293	3,246,975
Life Technologies Corp.†	11,385	561,850

		15,119,478

Medical-Drugs - 5.2%

Bristol-Myers Squibb Co.	279,857	9,131,734
Forest Laboratories, Inc.†	19,547	693,137
Johnson & Johnson	259,474	18,093,122

		27,917,993

Medical-Generic Drugs - 0.5%

Mylan, Inc.†	47,830	1,300,019
Perrigo Co.	6,137	635,180
Watson Pharmaceuticals, Inc.†	10,603	933,170

		2,868,369

Medical-HMO - 1.6%

Aetna, Inc.	21,200	915,628
Cigna Corp.	27,770	1,451,538
Coventry Health Care, Inc.	5,474	239,104
Humana, Inc.	9,436	617,209

UnitedHealth Group, Inc.	71,533	3,890,680
WellPoint, Inc.	28,031	1,566,933

		8,681,092

Medical-Wholesale Drug Distribution - 0.1%

McKesson Corp.	5,513	520,813

Metal-Iron - 0.0%

Cliffs Natural Resources, Inc.	8,575	246,531

Motorcycle/Motor Scooter - 0.1%

Harley-Davidson, Inc.	15,572	731,261

Multimedia - 2.3%

News Corp., Class A	117,531	2,895,964
Time Warner, Inc.	68,382	3,234,468
Viacom, Inc., Class B	33,354	1,721,400
Walt Disney Co.	93,086	4,622,651

		12,474,483

Networking Products - 1.2%

Cisco Systems, Inc.	337,113	6,374,807

Non-Hazardous Waste Disposal - 0.4%

Republic Services, Inc.	69,050	1,965,853

Office Automation & Equipment - 0.1%

Pitney Bowes, Inc.	23,714	265,360

Oil & Gas Drilling - 0.3%

Ensco PLC, Class A	18,916	1,101,479
Helmerich & Payne, Inc.	1,445	75,429
Noble Corp.	4,339	149,652

		1,326,560

Oil Companies-Exploration & Production - 2.9%

Anadarko Petroleum Corp.	32,170	2,354,522
Apache Corp.	30,689	2,365,815
Cabot Oil & Gas Corp.	10,682	503,122
Chesapeake Energy Corp.	31,684	539,579
Denbury Resources, Inc.†	28,825	444,770
Devon Energy Corp.	35,506	1,834,595
EOG Resources, Inc.	19,022	2,237,368
EQT Corp.	16,929	1,016,756
Newfield Exploration Co.†	1,609	39,163
Noble Energy, Inc.	14,247	1,392,644
Pioneer Natural Resources Co.	8,429	901,903
QEP Resources, Inc.	20,119	565,746
Range Resources Corp.	1,271	81,369
Southwestern Energy Co.†	14,728	511,209
WPX Energy, Inc.†	29,182	460,784

		15,249,345

Oil Companies-Integrated - 0.9%

Marathon Petroleum Corp.	30,832	1,835,737
Murphy Oil Corp.	50,303	2,854,192

		4,689,929

Oil Field Machinery & Equipment - 0.6%

Cameron International Corp.†	11,926	643,408
FMC Technologies, Inc.†	14,957	611,143
National Oilwell Varco, Inc.	30,598	2,089,843

		3,344,394

Oil-Field Services - 1.5%

Halliburton Co.	51,709	1,724,495
Schlumberger, Ltd.	85,304	6,109,473

		7,833,968

Pharmacy Services - 0.5%

Express Scripts Holding Co.†	47,412	2,553,136

Pipelines - 1.6%

Kinder Morgan, Inc.	43,726	1,478,376
ONEOK, Inc.	35,795	1,606,121
Spectra Energy Corp.	131,426	3,673,357
Williams Cos., Inc.	52,014	1,708,140

		8,465,994

Printing-Commercial - 0.0%

R.R. Donnelley & Sons Co.	3,802	35,739

Publishing-Newspapers - 0.0%

Gannett Co., Inc.	10,551	188,863

Quarrying - 0.1%

Vulcan Materials Co.	11,141	588,690

Real Estate Investment Trusts - 2.0%

American Tower Corp.	41,147	3,083,145
Boston Properties, Inc.	95	9,750
HCP, Inc.	22,264	1,002,993
Health Care REIT, Inc.	2,946	173,490
Host Hotels & Resorts, Inc.	72,014	1,057,885
Prologis, Inc.	30,921	1,049,459
Public Storage	6,098	857,623
Simon Property Group, Inc.	18,263	2,778,350
Ventas, Inc.	13,622	867,040

		10,879,735

Retail-Apparel/Shoe - 0.6%

Gap, Inc.	23,792	819,872
Limited Brands, Inc.	29,721	1,549,950
Ross Stores, Inc.	13,677	778,495

		3,148,317

Retail-Auto Parts - 0.1%

O’Reilly Automotive, Inc.†	5,502	517,628

Retail-Automobile - 0.1%

CarMax, Inc.†	14,882	539,621

Retail-Bedding - 0.0%

Bed Bath & Beyond, Inc.†	3,799	223,077

Retail-Consumer Electronics - 0.0%

Best Buy Co., Inc.	10,451	137,013

Retail-Discount - 1.2%

Costco Wholesale Corp.	26,779	2,784,748
Dollar Tree, Inc.†	13,093	546,502
Target Corp.	49,086	3,098,799

		6,430,049

Retail-Drug Store - 0.9%

CVS Caremark Corp.	97,521	4,535,702

Retail-Office Supplies - 0.1%

Staples, Inc.	21,346	249,748

Retail-Regional Department Stores - 0.2%

Macy’s, Inc.	27,070	1,047,609

Retail-Restaurants - 0.5%

Darden Restaurants, Inc.	9,505	502,624
Starbucks Corp.	46,126	2,392,556

		2,895,180

Savings & Loans/Thrifts - 0.0%

Hudson City Bancorp, Inc.	1,013	8,165

Semiconductor Components-Integrated Circuits - 1.7%

Analog Devices, Inc.	42,140	1,710,884
Linear Technology Corp.	21,865	725,699
QUALCOMM, Inc.	106,170	6,754,536

		9,191,119

Semiconductor Equipment - 0.5%

Applied Materials, Inc.	156,400	1,678,172
KLA-Tencor Corp.	17,209	782,493

		2,460,665

Telecommunication Equipment - 0.2%

Harris Corp.	12,829	604,631
Juniper Networks, Inc.†	30,163	542,330

		1,146,961

Telephone-Integrated - 0.9%

CenturyLink, Inc.	89,258	3,466,781
Frontier Communications Corp.	105,971	509,720
Windstream Corp.	83,134	696,663

		4,673,164

Television - 0.3%

CBS Corp., Class B	41,071	1,477,735

Tools-Hand Held - 0.3%

Snap-on, Inc.	7,129	566,328
Stanley Black & Decker, Inc.	14,828	1,066,281

		1,632,609

Toys - 0.2%

Mattel, Inc.	23,991	899,902

Transport-Rail - 1.3%

CSX Corp.	205,847	4,067,537
Norfolk Southern Corp.	50,925	3,074,851

		7,142,388

Transport-Services - 0.5%

C.H. Robinson Worldwide, Inc.	4,993	308,268
FedEx Corp.	26,406	2,364,129
Ryder System, Inc.	3,249	152,930

		2,825,327

Vitamins & Nutrition Products - 0.1%

Mead Johnson Nutrition Co.	8,010	546,202

Web Portals/ISP - 1.7%

Google, Inc., Class A†	12,926	9,027,131

Wireless Equipment - 0.6%

Crown Castle International Corp.†	25,694	1,734,859
Motorola Solutions, Inc.	29,041	1,581,282

		3,316,141

Total Long-Term Investment Securities
(cost $449,731,604)		511,643,521

SHORT-TERM INVESTMENT SECURITIES - 0.4%
U.S. Government Treasuries - 0.4%

United States Treasury Bills 0.10% due 12/13/2012(1) (cost $1,999,937)	$2,000,000	1,999,937

REPURCHASE AGREEMENT - 3.8%

State Street Bank and Trust Co. Joint Repurchase Agreement(2) (cost $20,592,000)	20,592,000	20,592,000

TOTAL INVESTMENTS
(cost $472,323,541)(3)	99.8%	534,235,458
Other assets less liabilities	0.2	993,820

NET ASSETS	100.0%	$535,229,278

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 3 for details of Joint Repurchase Agreement.
(3)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of November 30, 2012	Unrealized Appreciation (Depreciation)

342	Long	S&P 500 E-Mini Index	December 2012	$23,637,000	$24,186,240	$549,240

The following is a summary of the inputs used to value the Fund's net assets as of November 30, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Medical-Drugs	$27,917,993	$—	$—	$27,917,993
Other Industries*	483,725,528	—	—	483,725,528
Short-Term Investment Securities:
U.S. Government Treasuries	—	1,999,937	—	1,999,937
Repurchase Agreement	—	20,592,000	—	20,592,000
Other Financial Instruments:@
Open Futures Contracts - Appreciation	549,240	—	—	549,240

Total	$512,192,761	$22,591,937	$—	$534,784,698

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS - November 30, 2012 (unaudited)

Security Description	Principal Amount(12)/ Shares	Value (Note 1)
ASSET BACKED SECURITIES - 3.5%
Diversified Financial Services - 3.5%

Ally Auto Receivables Trust Series 2012-5, Class A4 0.85% due 01/16/2018	$290,000	$290,851
AmeriCredit Automobile Receivables Trust Series 2012-3, Class B 1.59% due 07/10/2017	267,000	270,288
Banc of America Alternative Loan Trust Series 2004-10, Class 1CB1 6.00% due 11/25/2034(1)	199,836	195,897
Banc of America Funding Corp. FRS Series 2006-A, Class 1A1 2.69% due 02/20/2036(1)	670,026	662,792
Banc of America Funding Corp. Series 2005-8, Class 1A1 5.50% due 01/25/2036(1)	503,537	509,171
Banc of America Funding Corp. Series 2006-3, Class 5A5 5.50% due 03/25/2036(1)	180,771	182,117
Banc of America Funding Corp. Series 2005-8, Class 2A4 6.00% due 01/25/2036(1)	31,186	30,992
Banc of America Funding Corp. Series 2006-2, Class 2A22 6.00% due 03/25/2036(1)	373,000	372,514
Bear Stearns ALT-A Trust FRS Series 2005-1, Class A1 0.77% due 01/25/2035(1)	255,377	240,200
Cabela’s Master Credit Card Trust Series 2012-2A, Class A1 1.45% due 06/15/2020*	500,000	507,842
Cajun Global LLC Series 2011-1A, Class A2 5.96% due 02/20/2041*	32,932	35,241
Capital One Multi-Asset Execution Trust Series 2005-B1, Class B1 4.90% due 12/15/2017	100,000	107,628
Citibank Omni Master Trust Series 2009-A17, Class A17 4.90% due 11/15/2018*	1,500,000	1,622,996
Citicorp Mtg. Securities, Inc. Series 2006-2, Class 1A8 5.75% due 04/25/2036(1)	157,243	157,304
Citicorp Mtg. Securities, Inc. Series 2006-4, Class 1A2 6.00% due 08/25/2036(1)	221,761	227,649
Citigroup Commercial Mtg. Trust Series 2006-C5, Class A4 5.43% due 10/15/2049(2)	3,000,000	3,466,245
Citigroup Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.89% due 12/10/2049(2)	1,000,000	1,185,951
Commercial Mtg. Pass Through Certs. Series 2012-CR2, Class A2 2.03% due 08/15/2045(2)	1,000,000	1,038,555
Countrywide Alternative Loan Trust Series 2004-24CB, Class 1A1 6.00% due 11/25/2034(1)	550,377	546,307
Countrywide Asset-Backed Certs. FRS Series CWL 2004-6, Class 1A2 0.58% due 12/25/2034	57,774	54,836
Countrywide Asset-Backed Certs. FRS Series 2004-BC2, Class M2 1.79% due 02/25/2034	72,265	67,307
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-6, Class 1A11 5.25% due 02/25/2026(1)	300,000	298,540
Countrywide Home Loan Mtg. Pass Through Trust. Series 2005-12, Class 2A4 5.50% due 05/25/2035(1)	250,586	252,417
Discover Card Master Trust Series 2007-A1, Class A1 5.65% due 03/16/2020	200,000	243,346
Entergy Arkansas Restoration Funding LLC Series 2010A, Class A1 2.30% due 08/01/2021	163,699	171,184
Enterprise Fleet Financing LLC Series 2012-2, Class A3 0.93% due 04/20/2018*	200,000	200,438
Fairway Outdoor Funding LLC Series 2012-1, Class A2 4.21% due 10/15/2042*	150,000	152,952
FDIC Structured Sale Guar. Notes Series 2010-S1, Class 2A 3.25% due 04/25/2038*(1)	1,882,626	1,991,466
Ford Credit Floorplan Master Owner Trust Series 2010-3, Class A1 4.20% due 02/15/2017*	1,125,000	1,209,002
GS Mtg. Securities Corp II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(2)	282,000	288,485
Huntington Auto Trust Series 2012-2, Class B 1.07% due 02/15/2018	140,000	140,051
Icon Brands Holdings LLC Series 2012-1A, Class A 4.23% due 01/25/2043*(4)	420,000	424,973
LB-UBS Commercial Mtg. Trust VRS Series 2006-C4, Class A4 5.87% due 06/15/2038(2)	750,000	865,853
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class A2 1.97% due 08/15/2045(2)	198,485	205,411
MortgageIT Trust FRS Series 2004-2, Class A1 0.58% due 12/25/2034(1)	325,096	313,455
MortgageIT Trust FRS Series 2004-1, Class A2 1.11% due 11/25/2034(1)	135,768	120,105
New Century Home Equity Loan Trust VRS Series 2004-A, Class AII9 4.98% due 08/25/2034	188,921	187,984

RFMSI Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(1)	642,949	647,527
Sierra Receivables Funding Co LLC Series 2012-2A, Class A 2.38% due 03/20/2029*	117,920	120,147
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A2 2.11% due 05/10/2063(2)	518,506	540,206
Wachovia Bank Commercial Mtg. Trust VRS Series 2003-C7, Class J 5.36% due 10/15/2035*(2)	2,750,000	1,545,904
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class AM 5.47% due 01/15/2045(2)	954,000	1,047,486
Wells Fargo Mtg. Backed Securities Trust Series 2007-7, Class A36 6.00% due 06/25/2037(1)	105,710	106,431
Wells Fargo Mtg. Backed Securities Trust Series 2007-14, Class 1A1 6.00% due 10/25/2037(1)	106,135	106,418
Wells Fargo Mtg. Backed Securities Trust Series 2007-15, Class A1 6.00% due 11/25/2037(1)	287,981	288,152
WF-RBS Commercial Mtg. Trust Series 2012-C8, Class A2 1.88% due 08/15/2045(2)	120,000	123,698

Total Asset Backed Securities (cost $23,685,840)		23,364,314

U.S. CORPORATE BONDS & NOTES - 42.0%
Advertising Agencies - 0.2%

Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	1,387,000	1,362,981

Advertising Services - 0.2%

Checkout Holding Corp. Senior Notes zero coupon due 11/15/2015*	1,065,000	713,550
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	610,000	530,700

		1,244,250

Aerospace/Defense - 0.4%

General Dynamics Corp. Company Guar. Notes 2.25% due 11/15/2022	1,916,000	1,894,706
Lockheed Martin Corp. Senior Notes 6.15% due 09/01/2036	512,000	677,707

		2,572,413

Aerospace/Defense-Equipment - 0.1%

Sequa Corp. Company Guar. Notes 11.75% due 12/01/2015*	875,000	905,625

Airlines - 0.1%

Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/2019	293,428	293,428
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/2015	260,956	224,422

		517,850

Alternative Waste Technology - 0.3%

ADS Waste Holdings, Inc. Senior Notes 8.25% due 10/01/2020*	1,978,000	2,067,010

Applications Software - 0.2%

Microsoft Corp. Senior Notes 2.13% due 11/15/2022	372,000	371,300
Microsoft Corp. Senior Notes 3.50% due 11/15/2042	973,000	949,993

		1,321,293

Auction House/Art Dealers - 0.1%

Sotheby’s Company Guar. Notes 5.25% due 10/01/2022*	525,000	530,250

Auto-Cars/Light Trucks - 0.2%

Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/2021	1,490,000	1,640,863

Banks-Commercial - 1.2%

Associated Banc-Corp. Senior Notes 5.13% due 03/28/2016	1,241,000	1,365,693
CIT Group, Inc. Senior Notes 5.00% due 08/15/2022	550,000	576,656
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	1,875,000	1,996,875
Synovus Financial Corp. Senior Notes 7.88% due 02/15/2019	975,000	1,072,500
Union Bank NA Senior Notes 2.13% due 06/16/2017	1,371,000	1,413,690
Zions Bancorporation Senior Notes 4.50% due 03/27/2017	1,529,000	1,605,683

		8,031,097

Banks-Fiduciary - 0.1%

Bank of New York Mellon Corp. Senior Notes 1.20% due 02/20/2015	802,000	810,919

Banks-Money Center - 0.1%

Comerica Bank Sub. Notes 5.20% due 08/22/2017	448,000	519,104

Banks-Super Regional - 0.9%

Capital One Capital VI Limited. Guar. Notes 8.88% due 05/15/2040	294,000	295,617
Capital One Financial Corp. FRS Senior Notes 1.49% due 07/15/2014	359,000	363,051
Capital One Financial Corp. Senior Notes 2.15% due 03/23/2015	618,000	631,955
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/2020	301,000	366,962
JPMorgan Chase Bank NA Sub. Notes 6.00% due 07/05/2017	1,257,000	1,478,967
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/2017	503,000	595,723
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/2026	28,000	31,237
US Bancorp Senior Notes 1.65% due 05/15/2017	554,000	566,869
Wachovia Corp. Senior Notes 5.75% due 02/01/2018	803,000	967,571
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/2018(11)	150,000	172,313
Wells Fargo Bank NA FRS Sub. Notes 0.52% due 05/16/2016	290,000	284,601

		5,754,866

Beverages-Non-alcoholic - 0.3%

Innovation Ventures LLC/Innovation Ventures Finance Corp. Senior Sec. Notes 9.50% due 08/15/2019*	2,077,000	1,936,803

Broadcast Services/Program - 0.1%

Nexstar Broadcasting, Inc. Company Guar. Notes 6.88% due 11/15/2020*	683,000	686,415

Building & Construction Products-Misc. - 0.3%

Building Materials Corp. of America Senior Notes 6.75% due 05/01/2021*	1,080,000	1,182,600
Interline Brands, Inc. Company Guar. Notes 7.50% due 11/15/2018	905,000	979,662

		2,162,262

Building Products-Cement - 0.6%

Cemex Finance LLC Senior Sec. Notes 9.38% due 10/12/2022*	765,000	824,287
Cemex Finance LLC Senior Sec. Notes 9.50% due 12/14/2016	1,075,000	1,155,625
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	1,800,000	1,894,500

		3,874,412

Building-Residential/Commercial - 0.6%

Beazer Homes USA, Inc. Company Guar. Notes 9.13% due 05/15/2019	580,000	600,300
K. Hovnanian Enterprises, Inc. Senior Sec. Notes 7.25% due 10/15/2020*	650,000	697,125
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	575,000	623,875
Standard Pacific Corp. Company Guar. Notes 8.38% due 05/15/2018	800,000	924,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc. Company Guar. Notes 7.75% due 04/15/2020*	800,000	840,000

		3,685,300

Cable/Satellite TV - 0.9%

CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 09/30/2022	241,000	242,808
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	1,650,000	1,779,937
Comcast Corp. Company Guar. Notes 4.65% due 07/15/2042	500,000	529,994
Comcast Corp. Company Guar. Notes 5.65% due 06/15/2035	333,000	390,000
Echostar DBS Corp. Company Guar. Notes 7.75% due 05/31/2015	1,305,000	1,471,387
TCI Communications, Inc. Senior Notes 7.13% due 02/15/2028	210,000	280,725
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	607,000	592,328

WideOpenWest Finance LLC/WideOpenWest Capital Corp. Company Guar. Notes 10.25% due 07/15/2019*	550,000	577,500

		5,864,679

Capacitors - 0.1%

Kemet Corp. Senior Sec. Notes 10.50% due 05/01/2018	585,000	582,075

Casino Hotels - 0.9%

CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 10.75% due 01/15/2017(3)	2,503,568	2,697,595
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	730,000	795,700
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/2017	1,593,000	1,711,479
Station Casinos LLC Company Guar. Notes 3.66% due 06/18/2018(6)	1,015,000	860,212

		6,064,986

Casino Services - 0.4%

Chukchansi Economic Development Authority Sec. Notes 9.75% due 05/30/2020*	674,959	377,977
Graton Economic Development Authority Senior Sec. Notes 9.63% due 09/01/2019*	950,000	1,014,125
Greektown Superholdings, Inc. Sec. Notes, Series A 13.00% due 07/01/2015	308,000	329,560
Greektown Superholdings, Inc. Sec. Notes, Series B 13.00% due 07/01/2015	410,000	438,700
Scientific Games International, Inc. Company Guar. Notes 6.25% due 09/01/2020*	397,000	407,918

		2,568,280

Cellular Telecom - 0.6%

Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/2016	1,704,000	1,801,980
Cricket Communications, Inc. Company Guar. Notes 7.75% due 10/15/2020	985,000	1,017,012
Sprint Nextel Corp. Senior Notes 7.00% due 08/15/2020	927,000	998,843

		3,817,835

Chemicals-Diversified - 0.3%

Celanese US Holdings LLC Company Guar. Notes 4.63% due 11/15/2022	711,000	734,108
Olin Corp. Senior Notes 5.50% due 08/15/2022	985,000	1,021,937

		1,756,045

Chemicals-Other - 0.1%

Taminco Global Chemical Corp. Sec. Notes 9.75% due 03/31/2020*	875,000	945,000

Chemicals-Specialty - 0.3%

Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	469,000	654,783
Tronox Finance LLC Company Guar. Notes 6.38% due 08/15/2020*	1,445,000	1,423,325

		2,078,108

Coal - 0.5%

Alpha Natural Resources, Inc. Company Guar. Notes 6.00% due 06/01/2019	1,155,000	1,027,950
Arch Coal, Inc. Company Guar. Notes 9.88% due 06/15/2019*	960,000	967,200
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II Company Guar. Notes 8.38% due 06/01/2020*	1,140,000	1,197,000

		3,192,150

Commercial Services - 0.4%

Ceridian Corp. Senior Sec. Notes 8.88% due 07/15/2019*	1,365,000	1,460,550
Live Nation Entertainment, Inc. Company Guar. Notes 7.00% due 09/01/2020*	950,000	988,000

		2,448,550

Commercial Services-Finance - 0.1%

Harland Clarke Holdings Corp. Senior Sec. Notes 9.75% due 08/01/2018*	700,000	673,750

Communications Software - 0.0%

Aspect Software, Inc. Sec. Notes 10.63% due 05/15/2017	615,000	559,650

Computer Services - 0.3%

Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/2015	375,000	404,259
International Business Machines Corp. Senior Notes 6.22% due 08/01/2027	280,000	383,613
SunGard Data Systems, Inc. Company Guar. Notes 6.63% due 11/01/2019*	1,025,000	1,045,500

		1,833,372

Consulting Services - 0.2%

FTI Consulting, Inc. Company Guar. Notes 6.75% due 10/01/2020	945,000	1,004,063

Consumer Products-Misc. - 0.4%

American Achievement Corp. Sec. Notes 10.88% due 04/15/2016*	773,000	641,590
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020*	1,100,000	1,124,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 9.88% due 08/15/2019	1,125,000	1,192,500

		2,958,840

Containers-Metal/Glass - 0.4%

Ball Corp. Company Guar. Notes 7.38% due 09/01/2019	891,000	991,237
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	1,779,000	1,948,005

		2,939,242

Containers-Paper/Plastic - 0.5%

Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	650,000	692,250
Packaging Dynamics Corp. Senior Sec. Notes 8.75% due 02/01/2016*	1,395,000	1,468,237
Sealed Air Corp. Senior Notes 6.50% due 12/01/2020*	425,000	444,125
Tekni-Plex, Inc. Senior Sec. Notes 9.75% due 06/01/2019*	859,000	927,720

		3,532,332

Data Processing/Management - 0.3%

Dun & Bradstreet Corp. Senior Notes 4.38% due 12/01/2022	444,000	445,031
First Data Corp. Senior Sec. Notes 6.75% due 11/01/2020*	894,000	900,705
First Data Corp. Senior Sec. Notes 7.38% due 06/15/2019*	850,000	873,375

		2,219,111

Direct Marketing - 0.1%

Catalina Marketing Corp. Company Guar. Notes 11.63% due 10/01/2017*(6)	903,850	890,292

Disposable Medical Products - 0.1%

CR Bard, Inc. Senior Notes 1.38% due 01/15/2018	496,000	500,456

Diversified Banking Institutions - 2.0%

Ally Financial, Inc. Company Guar. Notes 5.50% due 02/15/2017	1,060,000	1,128,900
Bank of America Corp. Sub. Notes 5.42% due 03/15/2017	277,000	302,280
Bank of America Corp. Senior Notes 5.75% due 12/01/2017	1,147,000	1,326,472
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	480,000	573,217
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	920,000	980,319
GMAC LLC Sub. Notes 8.00% due 12/31/2018	2,327,000	2,684,776
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	795,000	928,671
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	1,355,000	1,507,761
JPMorgan Chase & Co. Sub. Notes 6.13% due 06/27/2017	588,000	688,100
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/2018(11)	243,000	274,517
JPMorgan Chase Capital XXIII FRS Limited. Guar. Bonds 1.31% due 05/15/2077	91,000	67,165

Morgan Stanley Sub. Notes 4.88% due 11/01/2022	446,000	464,436
Morgan Stanley Senior Notes 5.75% due 01/25/2021	926,000	1,057,892
Morgan Stanley Senior Notes 6.38% due 07/24/2042	794,000	930,127
Nations Bank Corp. Sub. Notes 7.25% due 10/15/2025	49,000	58,097

		12,972,730

Diversified Financial Services - 0.6%

Associates Corp. of North America Senior Notes 6.95% due 11/01/2018	1,330,000	1,611,294
General Electric Capital Corp. Senior Notes 3.15% due 09/07/2022	416,000	425,625
General Electric Capital Corp. Senior Notes 5.55% due 05/04/2020	520,000	619,498
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	1,173,000	1,422,137

		4,078,554

Diversified Manufacturing Operations - 0.5%

Carlisle Cos., Inc. Senior Notes 3.75% due 11/15/2022	563,000	564,015
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	1,325,000	1,358,125
Textron, Inc. Senior Notes 4.63% due 09/21/2016	1,000,000	1,095,317

		3,017,457

Electric-Distribution - 0.2%

Oglethorpe Power Corp. 1st. Mtg. Notes 4.20% due 12/01/2042	1,103,000	1,095,544

Electric-Generation - 0.6%

AES Corp. Senior Notes 8.00% due 10/15/2017	865,000	992,588
Allegheny Energy Supply Co. LLC Senior Notes 6.75% due 10/15/2039*	1,971,000	2,169,645
Edison Mission Energy Senior Notes 7.63% due 05/15/2027(9)(16)	1,230,000	618,075
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series B 9.24% due 07/02/2017	376,327	411,137

		4,191,445

Electric-Integrated - 0.9%

Commonwealth Edison Co. 1st Mtg. Notes 3.80% due 10/01/2042	254,000	254,441
Dominion Resources, Inc. Senior Notes 4.90% due 08/01/2041	450,000	521,220
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	336,000	392,565
Entergy Louisiana LLC 1st. Mtg. Notes 3.30% due 12/01/2022	266,000	269,488
Exelon Generation Co. LLC Senior Notes 5.60% due 06/15/2042*	901,000	970,796
Florida Power Corp. 1st. Mtg. Notes 3.85% due 11/15/2042	1,374,000	1,352,358
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	153,000	164,388
Great Plains Energy, Inc. Senior Notes 5.29% due 06/15/2022(6)	556,000	628,621
Mirant Mid Atlantic LLC Pass-Through Trust Pass Through Certs., Series B 9.13% due 06/30/2017	222,748	243,352
PPL Capital Funding, Inc. Company Guar. Notes 3.50% due 12/01/2022	467,000	476,616
Southern California Edison Co. 1st. Mtg. Notes 3.90% due 12/01/2041	552,000	567,547

		5,841,392

Electronic Components-Semiconductors - 0.2%

Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022*	1,500,000	1,436,250

Electronic Parts Distribution - 0.1%

Avnet, Inc. Senior Notes 4.88% due 12/01/2022	445,000	449,164

Enterprise Software/Service - 0.2%

Epicor Software Corp. Company Guar. Notes 8.63% due 05/01/2019	1,535,000	1,600,238

Finance-Auto Loans - 0.3%

American Honda Finance Corp. Notes 1.00% due 08/11/2015*	570,000	573,748

General Motors Financial Co., Inc. Company Guar. Notes 4.75% due 08/15/2017*	450,000	468,354
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/2018	660,000	744,044

		1,786,146

Finance-Commercial - 0.0%

Textron Financial Corp. Senior Notes 5.40% due 04/28/2013	153,000	155,629

Finance-Investment Banker/Broker - 0.2%

Bear Stearns Cos. LLC Sub. Notes 5.55% due 01/22/2017	535,000	605,313
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	97,000	22,310
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(5)	111,000	11
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(5)	143,000	14
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/2016	283,000	312,826
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/2038	106,000	138,629

		1,079,103

Finance-Leasing Companies - 0.4%

Air Lease Corp. Senior Notes 5.63% due 04/01/2017	1,917,000	2,003,265
Boeing Capital Corp. Senior Notes 2.13% due 08/15/2016	613,000	641,295
Boeing Capital Corp. Senior Notes 2.90% due 08/15/2018	144,000	156,322

		2,800,882

Finance-Other Services - 0.3%

National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.00% due 02/02/2015	493,000	497,519
SquareTwo Financial Corp. Sec. Notes 11.63% due 04/01/2017	1,290,000	1,206,150

		1,703,669

Financial Guarantee Insurance - 0.2%

Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes 6.40% due 12/15/2066*	1,285,000	1,002,300

Firearms & Ammunition - 0.1%

FGI Operating Co., LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020*	575,000	626,750

Food-Dairy Products - 0.1%

Land O’ Lakes, Inc. Senior Notes 6.00% due 11/15/2022*	615,000	637,294

Food-Misc./Diversified - 0.1%

Unilever Capital Corp. Company Guar. Notes 0.85% due 08/02/2017	784,000	777,135

Gambling (Non-Hotel) - 0.0%

Waterford Gaming LLC Senior Notes 8.63% due 09/15/2014*(4)(5)	499,505	237,265

Gas-Distribution - 0.0%

Southern Union Co. Senior Notes 7.60% due 02/01/2024	198,000	254,260

Gas-Transportation - 0.0%

Northern Natural Gas Co. Senior Notes 4.10% due 09/15/2042*	308,000	316,572

Home Decoration Products - 0.1%

Newell Rubbermaid, Inc. Senior Notes 2.05% due 12/01/2017	518,000	520,378

Home Furnishings - 0.3%

Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/2015	886,000	886,000
Sealy Mattress Co. Company Guar. Notes 8.25% due 06/15/2014	1,275,000	1,279,794

		2,165,794

Independent Power Producers - 0.5%

Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	792,000	879,120
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	705,000	816,037
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/2018	285,000	314,925
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/2020	925,000	1,026,750

		3,036,832

Industrial Gases - 0.1%

Airgas, Inc. Senior Notes 2.90% due 11/15/2022	444,000	441,114

Insurance-Life/Health - 0.4%

Primerica, Inc. Senior Notes 4.75% due 07/15/2022	623,000	691,549
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	293,000	294,617
Principal Financial Group, Inc. Company Guar. Notes 4.35% due 05/15/2043	458,000	451,898
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/2015	462,000	509,003
Prudential Financial, Inc. FRS Jr. Sub. Notes 5.63% due 06/15/2043	708,000	709,770

		2,656,837

Insurance-Multi-line - 0.3%

Genworth Financial, Inc. Senior Notes 7.63% due 09/24/2021	950,000	1,026,204
Metropolitan Life Global Funding I Senior Sec. Notes 2.50% due 09/29/2015*	849,000	887,369

		1,913,573

Insurance-Mutual - 0.3%

Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/2014*	135,000	141,790
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	1,476,000	1,510,921

		1,652,711

Insurance-Reinsurance - 0.1%

Swiss Re Treasury US Corp. Company Guar. Notes 2.88% due 12/06/2022*	470,000	469,556
Swiss Re Treasury US Corp. Company Guar. Notes 4.25% due 12/06/2042*	460,000	459,565

		929,121

Marine Services - 0.3%

Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	1,846,000	1,975,220

Medical Instruments - 0.2%

Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/2017	1,335,000	1,355,025

Medical Products - 0.4%

Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021	422,000	456,103
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	328,000	452,479
Biomet, Inc. Company Guar. Notes 6.50% due 08/01/2020*	475,000	496,375
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020*	932,000	969,280

		2,374,237

Medical-Biomedical/Gene - 0.1%

Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/2021	316,000	362,451

Medical-Drugs - 1.0%

AbbVie, Inc. Company Guar. Notes 1.20% due 11/06/2015*	831,000	834,764
AbbVie, Inc. Company Guar. Notes 2.00% due 11/06/2018*	1,019,000	1,030,217
AbbVie, Inc. Company Guar. Notes 4.40% due 11/06/2042*	462,000	489,884
Endo Health Solutions, Inc. Company Guar. Notes 7.25% due 01/15/2022	620,000	661,850
Endo Pharmaceuticals Holdings, Inc. Company Guar. Notes 7.00% due 07/15/2019	935,000	998,113
Johnson & Johnson Notes 5.55% due 08/15/2017	330,000	400,325
Merck & Co., Inc. Senior Notes 1.10% due 01/31/2018	827,000	828,944
Valeant Pharmaceuticals International Company Guar. Notes 6.88% due 12/01/2018*	1,075,000	1,162,344

		6,406,441

Medical-Generic Drugs - 0.1%

Watson Pharmaceuticals, Inc. Senior Notes 1.88% due 10/01/2017	312,000	317,815
Watson Pharmaceuticals, Inc. Senior Notes 3.25% due 10/01/2022	311,000	319,883
Watson Pharmaceuticals, Inc. Senior Notes 4.63% due 10/01/2042	257,000	271,274

		908,972

Medical-HMO - 0.7%

AMERIGROUP Corp. Senior Notes 7.50% due 11/15/2019	850,000	994,500
Cigna Corp. Senior Notes 4.00% due 02/15/2022	1,220,000	1,335,527
Cigna Corp. Senior Notes 5.38% due 02/15/2042	317,000	369,369
Cigna Corp. Senior Notes 6.15% due 11/15/2036	259,000	320,800
UnitedHealth Group, Inc. Senior Notes 2.75% due 02/15/2023	493,000	500,494
WellPoint, Inc. Senior Notes 1.25% due 09/10/2015	827,000	834,382

		4,355,072

Medical-Hospitals - 1.0%

Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	1,870,000	1,996,225
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	371,000	416,447
HCA, Inc. Senior Notes 7.19% due 11/15/2015	400,000	440,000
HCA, Inc. Senior Notes 7.50% due 11/15/2095	2,152,000	1,872,240
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	1,975,000	1,866,375

		6,591,287

Medical-Wholesale Drug Distribution - 0.0%

McKesson Corp. Senior Notes 2.70% due 12/15/2022	266,000	268,662

Motion Pictures & Services - 0.1%

NAI Entertainment Holdings LLC Senior Sec. Notes 8.25% due 12/15/2017*	382,000	422,110

MRI/Medical Diagnostic Imaging - 0.3%

Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/2018	1,854,000	1,877,175

Multimedia - 0.2%

News America, Inc. Company Guar. Notes 6.55% due 03/15/2033	510,000	620,317
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	325,000	473,761

		1,094,078

Music - 0.1%

WMG Acquisition Corp. Senior Sec. Notes 6.00% due 01/15/2021*	654,000	670,350

Non-Ferrous Metals - 0.0%

Renco Metals, Inc. Company Guar. Notes 11.50% due 07/01/2003†(4)(5)(7)(8)	75,000	0

Non-Hazardous Waste Disposal - 0.3%

Casella Waste Systems, Inc. Company Guar. Notes 7.75% due 02/15/2019*	2,065,000	1,987,562

Non-Profit Charity - 0.2%

Catholic Health Initiatives Sec. Notes 2.95% due 11/01/2022	698,000	710,867
Catholic Health Initiatives Sec. Notes 4.35% due 11/01/2042	389,000	395,194

		1,106,061

Oil & Gas Drilling - 0.2%

Hercules Offshore, Inc. Company Guar. Notes 10.50% due 10/15/2017*	605,000	642,813
Rowan Cos., Inc. Company Guar. Notes 4.88% due 06/01/2022	752,000	820,271

		1,463,084

Oil Companies-Exploration & Production - 2.5%

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	925,000	938,875
Apache Corp. Senior Notes 4.25% due 01/15/2044	460,000	468,706
Chaparral Energy, Inc. Company Guar. Notes 8.25% due 09/01/2021	635,000	682,625
Chesapeake Energy Corp. Company Guar. Notes 9.50% due 02/15/2015	880,000	987,800
Encore Acquisition Co. Company Guar. Notes 9.50% due 05/01/2016	490,000	525,525
EP Energy LLC/EP Energy Finance, Inc. Senior Notes 9.38% due 05/01/2020	410,000	454,075
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	225,000	233,438

EPL Oil & Gas, Inc. Company Guar. Notes 8.25% due 02/15/2018*	1,000,000	992,500
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	1,005,000	1,055,250
Halcon Resources Corp. Company Guar. Notes 8.88% due 05/15/2021*	530,000	548,550
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.25% due 11/01/2019*	762,000	764,857
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/2020	590,000	644,575
Milagro Oil & Gas, Inc. Sec. Notes 10.50% due 05/15/2016	780,000	585,000
Newfield Exploration Co. Senior Notes 5.63% due 07/01/2024	600,000	642,000
Pioneer Natural Resources Co. Senior Notes 3.95% due 07/15/2022	515,000	547,917
Pioneer Natural Resources Co. Company Guar. Notes 5.88% due 07/15/2016	851,000	973,209
Plains Exploration & Production Co. Company Guar. Notes 6.13% due 06/15/2019	535,000	544,363
Plains Exploration & Production Co. Company Guar. Notes 6.88% due 02/15/2023	854,000	879,620
QEP Resources, Inc. Senior Notes 6.88% due 03/01/2021	667,000	765,382
Samson Investment Co. Senior Notes 9.75% due 02/15/2020*	1,050,000	1,110,375
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 02/15/2023	1,150,000	1,196,000
Union Pacific Resources Group, Inc. Senior Notes 7.15% due 05/15/2028	744,000	897,591

		16,438,233

Oil Companies-Integrated - 0.5%

Marathon Oil Corp. Senior Notes 2.80% due 11/01/2022	1,174,000	1,177,364
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	165,000	205,086
Murphy Oil Corp. Senior Notes 2.50% due 12/01/2017	621,000	624,689
Murphy Oil Corp. Senior Notes 5.13% due 12/01/2042	1,378,000	1,360,312

		3,367,451

Oil Refining & Marketing - 0.3%

Alon Refining Krotz Springs, Inc. Senior Sec. Notes 13.50% due 10/15/2014	745,000	798,081
Reliance Holdings USA, Inc. Company Guar. Notes 5.40% due 02/14/2022	550,000	605,769
Western Refining, Inc. Senior Sec. Notes 11.25% due 06/15/2017*	460,000	504,850

		1,908,700

Oil-Field Services - 0.5%

Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/2018	615,000	645,750
Green Field Energy Services, Inc. Senior Sec. Notes 13.25% due 11/15/2016*	1,464,000	1,464,000
Hiland Partners LP/Hiland Partners Finance Corp. Company Guar. Notes 7.25% due 10/01/2020*	500,000	523,125
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/2019	580,000	616,250

		3,249,125

Paper & Related Products - 0.7%

Boise Cascade LLC/Boise Cascade Finance Corp. Senior Notes 6.38% due 11/01/2020*	1,025,000	1,040,375
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	1,599,000	1,916,281
Georgia-Pacific LLC Company Guar. Notes 8.25% due 05/01/2016*	658,000	704,792
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/2016*	940,000	984,650

		4,646,098

Pipelines - 1.4%

Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 6.13% due 07/15/2022	940,000	996,400

Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 6.63% due 10/01/2020*	775,000	806,000
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.13% due 04/01/2021	725,000	763,969
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	686,000	676,222
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	1,105,000	1,254,175
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/2042	467,000	545,995
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/2018	700,000	743,750
Inergy Midstream LP/NRGM Finance Corp. Company Guar. Notes 6.00% due 12/15/2020*	460,000	468,050
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 5.50% due 02/15/2023	775,000	815,687
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/2021	450,000	489,375
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.75% due 11/01/2020	210,000	228,900
Southern Star Central Corp. Senior Notes 6.75% due 03/01/2016	350,000	356,563
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.25% due 05/01/2023*	765,000	782,213
Western Gas Partners LP Senior Notes 4.00% due 07/01/2022	187,000	195,942

		9,123,241

Printing-Commercial - 0.3%

RR Donnelley & Sons Co. Senior Notes 8.25% due 03/15/2019	1,000,000	1,005,000
Valassis Communications, Inc. Company Guar. Notes 6.63% due 02/01/2021	925,000	955,062

		1,960,062

Private Corrections - 0.1%

Geo Group, Inc. Company Guar. Notes 6.63% due 02/15/2021	850,000	943,500

Publishing-Newspapers - 0.2%

McClatchy Co. Senior Sec. Notes 11.50% due 02/15/2017	1,360,000	1,499,400

Radio - 0.1%

Entercom Radio LLC Company Guar. Notes 10.50% due 12/01/2019	850,000	932,875

Real Estate Investment Trusts - 0.6%

Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/2018	308,000	336,682
Duke Realty LP Senior Notes 3.88% due 10/15/2022	330,000	337,143
HCP, Inc. Senior Notes 3.75% due 02/01/2016	175,000	185,957
Host Hotels & Resorts LP Company Guar. Notes 4.75% due 03/01/2023	89,000	94,340
Host Hotels & Resorts LP Senior Notes 5.25% due 03/15/2022	535,000	587,163
Omega Healthcare Investors, Inc. Company Guar. Notes 5.88% due 03/15/2024	900,000	965,250
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/2018	1,495,000	1,589,932

		4,096,467

Real Estate Management/Services - 0.2%

Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/2019	1,395,000	1,489,163

Real Estate Operations & Development - 0.2%

First Industrial LP Senior Notes 5.75% due 01/15/2016	1,380,000	1,463,482

Recycling - 0.0%

Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(4)(5)	1,625,000	61

Rental Auto/Equipment - 0.4%

Ashtead Capital, Inc. Sec. Notes 6.50% due 07/15/2022*	430,000	457,950
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022*	1,140,000	1,202,700
HDTFS, Inc. Company Guar. Notes 5.88% due 10/15/2020*	475,000	490,437

HDTFS, Inc. Company Guar. Notes 6.25% due 10/15/2022*	350,000	362,688
United Rentals North America, Inc. Company Guar. Notes 8.38% due 09/15/2020	379,000	418,321

		2,932,096

Retail-Apparel/Shoe - 0.3%

CDR DB Sub, Inc. Senior Notes 7.75% due 10/15/2020*	800,000	788,000
Limited Brands, Inc. Company Guar. Notes 6.63% due 04/01/2021	790,000	905,538

		1,693,538

Retail-Drug Store - 0.3%

CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	258,210	308,695
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	544,499	662,170
Rite Aid Corp. Senior Sec. Notes 8.00% due 08/15/2020	1,075,000	1,206,688

		2,177,553

Retail-Office Supplies - 0.3%

Office Depot, Inc. Senior Sec. Notes 9.75% due 03/15/2019*	1,620,000	1,688,850

Retail-Pet Food & Supplies - 0.1%

Radio Systems Corp. Sec. Notes 8.38% due 11/01/2019*	586,000	599,918

Retail-Propane Distribution - 0.1%

AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 6.75% due 05/20/2020	140,000	152,600
AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 7.00% due 05/20/2022	615,000	670,350

		822,950

Retail-Restaurants - 0.7%

Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/2018	880,000	983,400
Landry’s, Inc. Senior Notes 9.38% due 05/01/2020*	1,553,000	1,646,180
Wok Acquisition Corp. Company Guar. Notes 10.25% due 06/30/2020*	1,819,000	1,914,497

		4,544,077

Retail-Toy Stores - 0.2%

Toys R Us Property Co. II LLC Senior Sec. Notes 8.50% due 12/01/2017	1,200,000	1,281,000

Rubber/Plastic Products - 0.0%

Venture Holdings Co. LLC Escrow Notes 11.00% due 06/01/2007†(4)(5)(7)(8)	25,000	0

Savings & Loans/Thrifts - 0.3%

Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	853,000	898,785
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	744,000	887,945
Santander Holdings USA, Inc. Senior Notes 3.00% due 09/24/2015	320,000	325,848

		2,112,578

Schools - 0.2%

Northwestern University Bonds 4.20% due 12/01/2047	691,000	754,144
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	521,000	598,332

		1,352,476

Security Services - 0.2%

ADT Corp. Senior Notes 2.25% due 07/15/2017*	705,000	712,004
ADT Corp. Senior Notes 3.50% due 07/15/2022*	707,000	709,505

		1,421,509

Seismic Data Collection - 0.0%

Geokinetics Holdings USA, Inc. Senior Sec. Notes 9.75% due 12/15/2014	457,000	201,080

Shipbuilding - 0.2%

Huntington Ingalls Industries, Inc. Company Guar. Notes 6.88% due 03/15/2018	920,000	986,700

Special Purpose Entities - 0.2%

MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/2017*	1,130,000	1,170,335
MassMutual Global Funding II Sec. Notes 2.50% due 10/17/2022*	387,000	385,115

		1,555,450

Steel Pipe & Tube - 0.2%

JMC Steel Group, Inc. Senior Notes 8.25% due 03/15/2018*	1,505,000	1,550,150

Steel-Producers - 0.4%

AK Steel Corp. Company Guar. Notes 7.63% due 05/15/2020	618,000	514,485
AK Steel Corp. Senior Sec. Notes 8.75% due 12/01/2018*	940,000	1,005,800
Gerdau Holdings, Inc. Company Guar. Notes 7.00% due 01/20/2020	425,000	495,125
Ryerson, Inc./Joseph T Ryerson & Son, Inc. Senior Sec. Notes 9.00% due 10/15/2017*	800,000	792,000

		2,807,410

Storage/Warehousing - 0.2%

Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	1,162,000	1,262,223

Telecom Services - 0.5%

BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/2028	270,000	325,355
BellSouth Telecommunications, Inc. Senior Notes 7.00% due 12/01/2095	441,000	553,029
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.18% due 12/15/2023	25,000	25,093
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.20% due 11/29/2023	125,000	125,466
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.27% due 12/11/2023	250,000	250,933
Consolidated Communications Finance Co. Company Guar. Notes 10.88% due 06/01/2020*	825,000	886,875
PAETEC Holding Corp. Senior Sec. Notes 8.88% due 06/30/2017	1,200,000	1,293,000

		3,459,751

Telephone-Integrated - 1.2%

AT&T, Inc. Senior Notes 0.88% due 02/13/2015	507,000	509,254
AT&T, Inc. Senior Notes 6.45% due 06/15/2034	351,000	453,928
AT&T, Inc. Senior Notes 6.50% due 09/01/2037	579,000	757,984
BellSouth Corp. Senior Notes 6.55% due 06/15/2034	413,000	503,639
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	950,000	1,003,909
Frontier Communications Corp. Senior Notes 8.13% due 10/01/2018	1,250,000	1,421,875
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	400,000	457,000
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	1,875,000	2,226,562
Verizon Communications, Inc. Senior Notes 6.40% due 02/15/2038	409,000	554,298

		7,888,449

Television - 0.2%

Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020*	1,035,000	1,035,000
Local TV Finance LLC Senior Notes 9.25% due 06/15/2015*(3)	473,848	479,771

		1,514,771

Theaters - 0.1%

National CineMedia LLC Senior Sec. Notes 6.00% due 04/15/2022	640,000	676,800

Transport-Rail - 0.1%

Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	340,000	417,348

Transport-Services - 0.2%

Bristow Group, Inc. Company Guar. Notes 6.25% due 10/15/2022	698,000	739,880
Ryder System, Inc. Senior Notes 2.50% due 03/01/2018	878,000	892,781

		1,632,661

Travel Services - 0.2%

Sabre, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	1,557,000	1,646,528

Trucking/Leasing - 0.1%

Penske Truck Leasing Co. LP/PTL Finance Corp. Notes 3.13% due 05/11/2015*	741,000	756,580

Wire & Cable Products - 0.3%

Coleman Cable, Inc. Company Guar. Notes 9.00% due 02/15/2018		1,125,000	1,199,531
International Wire Group Holdings, Inc. Senior Sec. Notes 8.50% due 10/15/2017*		800,000	802,000

			2,001,531

Wireless Equipment - 0.0%

Motorola, Inc. Senior Notes 6.63% due 11/15/2037		10,220	11,940

Total U.S. CORPORATE BONDS & NOTES (cost $270,955,712)			278,760,230

FOREIGN CORPORATE BONDS & NOTES - 11.1%
Auto-Cars/Light Trucks - 0.1%

Volkswagen International Finance NV Company Guar. Notes 1.60% due 11/20/2017*		654,000	651,946

Banks-Commercial - 2.1%

Access Finance BV Bank Guar. Notes 7.25% due 07/25/2017*		600,000	627,039
Axis Bank, Ltd. Senior Notes 5.13% due 09/05/2017		500,000	526,228
Banco Bradesco SA Senior Notes 4.50% due 01/12/2017*		300,000	315,750
Banco de Bogota SA Senior Notes 5.00% due 01/15/2017*		260,000	277,810
Banco do Brasil SA Sub. Notes 5.88% due 01/26/2022*		390,000	423,150
Bank of Ceylon Senior Notes 6.88% due 05/03/2017*		420,000	449,400
Bank of Montreal Senior Notes 1.40% due 09/11/2017		1,159,000	1,164,772
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*		467,000	511,679
HSBC Bank PLC Senior Notes 3.50% due 06/28/2015*		915,000	971,750
ING Bank NV Notes 2.00% due 09/25/2015*		1,680,000	1,690,421
LBG Capital No.1 PLC FRS Bank Guar. Notes 8.00% due 06/15/2020*(11)		868,000	885,360
Malayan Banking Bhd Sub. Notes 3.25% due 09/20/2022		500,000	497,422
National Australia Bank, Ltd. Senior Notes 1.60% due 08/07/2015		1,126,000	1,146,101
National Bank of Canada Bank Guar. Notes 1.45% due 11/07/2017		1,635,000	1,647,979
PKO Finance AB Senior Notes 4.63% due 09/26/2022*		470,000	484,100
Russian Agricultural Bank OJSC Via RSHB Capital SA Senior Notes 5.30% due 12/27/2017*		440,000	465,300
Sberbank of Russia Via SB Capital SA Senior Notes 6.13% due 02/07/2022		500,000	559,490
Turkiye Garanti Bankasi AS Senior Notes 5.25% due 09/13/2022*		575,000	628,906
Yapi ve Kredi Bankasi AS Senior Notes 6.75% due 02/08/2017		455,000	514,150

			13,786,807

Banks-Special Purpose - 0.4%

Burgan Finance No. 1, Ltd. Bank Guar. Notes 7.88% due 09/29/2020		550,000	627,000
Development Bank of Kazakhstan JSC Senior Notes 4.13% due 12/10/2022*		360,000	355,464
Development Bank of Kazakhstan JSC Senior Notes 5.50% due 12/20/2015		350,000	382,375
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 3.75% due 09/25/2015	NOK	8,400,000	1,557,097

			2,921,936

Brewery - 0.2%

Heineken NV Senior Notes 1.40% due 10/01/2017*		434,000	434,947
Heineken NV Senior Notes 2.75% due 04/01/2023*		865,000	856,839

			1,291,786

Building & Construction Products-Misc. - 0.1%

Corp GEO SAB de CV Company Guar. Notes 9.25% due 06/30/2020*		360,000	378,000
Urbi Desarrollos Urbanos SAB de CV Company Guar. Notes 9.75% due 02/03/2022*		325,000	293,313

			671,313

Building Products-Wood - 0.2%
Ainsworth Lumber Co., Ltd. Senior Sec. Notes 7.50% due 12/15/2017*	1,009,000	1,039,270

Cellular Telecom - 0.1%

America Movil SAB de CV Senior Notes 3.13% due 07/16/2022	692,000	710,475

Chemicals-Diversified - 0.4%

Ineos Finance PLC Senior Sec. Notes 8.38% due 02/15/2019*	963,000	1,026,799
LyondellBasell Industries NV Senior Notes 5.75% due 04/15/2024	539,000	646,800
OXEA Finance/Cy SCA Senior Sec. Notes 9.50% due 07/15/2017*	993,000	1,077,405

		2,751,004

Computers-Memory Devices - 0.1%

Seagate HDD Cayman Company Guar. Notes 7.75% due 12/15/2018	880,000	957,000

Cruise Lines - 0.1%

Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	754,000	789,815

Diversified Banking Institutions - 0.1%

Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	495,000	506,504

Diversified Manufacturing Operations - 0.1%

Pentair Finance SA Company Guar. Notes 1.35% due 12/01/2015*	455,000	454,973

Diversified Minerals - 0.6%

FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.00% due 04/01/2017*	775,000	753,688
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.38% due 02/01/2016*	550,000	554,125
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	1,175,000	1,145,625
Teck Resources, Ltd. Company Guar. Notes 5.40% due 02/01/2043	763,000	788,423
Volcan Cia Minera SAA Company Guar. Notes 5.38% due 02/02/2022*	108,000	116,910
Xstrata Finance Canada, Ltd. Company Guar. Notes 4.00% due 10/25/2022*	483,000	488,658

		3,847,429

Electric-Generation - 0.1%

Abu Dhabi National Energy Co. Senior Notes 5.88% due 12/13/2021*	200,000	237,200
Abu Dhabi National Energy Co. Senior Notes 6.17% due 10/25/2017	115,000	134,033
Comision Federal de Electricidad Senior Notes 4.88% due 05/26/2021*	500,000	565,000

		936,233

Electric-Integrated - 0.3%

Centrais Eletricas Brasileiras SA Senior Notes 5.75% due 10/27/2021	500,000	555,000
Dubai Electricity & Water Authority Senior Notes 7.38% due 10/21/2020	380,000	458,660
E-CL SA Senior Notes 5.63% due 01/15/2021	550,000	618,823

		1,632,483

Electric-Transmission - 0.1%

Empresa de Energia de Bogota SA Senior Notes 6.13% due 11/10/2021*	335,000	376,875

Finance-Leasing Companies - 0.4%

AerCap Aviation Solutions BV Company Guar. Notes 6.38% due 05/30/2017	733,000	765,985
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019*	1,545,000	1,568,175

		2,334,160

Independent Power Producers - 0.1%

AES Drax Energy, Ltd. Senior Sec. Notes 11.50% due 08/30/2010†(4)(5)(8)(10)	175,000	0
PT Perusahaan Listrik Negara Senior Notes 5.50% due 11/22/2021*	480,000	538,800

		538,800

Insurance-Multi-line - 0.2%

Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/2017*(11)	1,050,000	1,039,500

Investment Companies - 0.1%

Temasek Financial I, Ltd. Company Guar. Notes 2.38% due 01/23/2023*	919,000	913,163

Medical-Drugs - 0.4%

Elan Finance PLC/Elan Finance Corp. Company Guar. Notes 6.25% due 10/15/2019*	675,000	698,625
Hypermarcas SA Senior Notes 6.50% due 04/20/2021*	290,000	308,850

Takeda Pharmaceutical Co., Ltd. Senior Notes 1.63% due 03/17/2017*	1,898,000	1,933,726

		2,941,201

Metal-Iron - 0.0%

OJSC Novolipetsk Steel via Steel Funding, Ltd. Notes 4.95% due 09/26/2019*	265,000	264,179

Municipal Bonds - 0.1%

City of Kyiv Via Kyiv Finance PLC Senior Notes 9.38% due 07/11/2016*	780,000	721,532

Oil & Gas Drilling - 0.3%

Transocean, Inc. Company Guar. Notes 2.50% due 10/15/2017	529,000	531,807
Transocean, Inc. Company Guar. Notes 3.80% due 10/15/2022	595,000	607,439
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/2038	201,000	243,023
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	504,000	626,945

		2,009,214

Oil Companies-Exploration & Production - 0.5%

Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	586,000	783,110
Gazprom OAO Via Gaz Capital SA Senior Notes 6.00% due 01/23/2021*	250,000	285,688
KazMunaiGaz Finance Sub BV Senior Notes 6.38% due 04/09/2021*	610,000	745,237
KazMunaiGaz Finance Sub BV Company Guar. Notes 7.00% due 05/05/2020	500,000	622,390
PT Pertamina Persero Senior Notes 4.88% due 05/03/2022*	740,000	806,600

		3,243,025

Oil Companies-Integrated - 1.0%

BG Energy Capital PLC Company Guar. Notes 2.88% due 10/15/2016*	443,000	470,859
BP Capital Markets PLC Company Guar. Notes 1.85% due 05/05/2017	705,000	721,070
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016	758,000	788,719
BP Capital Markets PLC Company Guar. Notes 2.50% due 11/06/2022	469,000	466,300
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/2020	744,000	862,508
Petroleos de Venezuela SA Company Guar. Notes 5.38% due 04/12/2027	300,000	204,000
Petroleos de Venezuela SA Company Guar. Notes 8.50% due 11/02/2017	850,000	803,250
Petroleos Mexicanos Company Guar. Notes 4.88% due 01/24/2022	800,000	904,000
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044*	419,000	460,900
Rosneft Oil Co via Rosneft International Finance, Ltd. Senior Notes 4.20% due 03/06/2022*	200,000	200,511
Total Capital International SA Company Guar. Notes 1.55% due 06/28/2017	768,000	784,272

		6,666,389

Oil-Field Services - 0.1%

Schlumberger Norge AS Company Guar. Notes 1.25% due 08/01/2017*	841,000	843,161

Paper & Related Products - 0.1%

Inversiones CMPC SA Company Guar. Notes 4.50% due 04/25/2022	600,000	618,733

Petrochemicals - 0.0%

Mexichem SAB de CV Company Guar. Notes 6.75% due 09/19/2042*	261,000	284,490

Pipelines - 0.0%

Transportadora de Gas Internacional SA ESP Senior Notes 5.70% due 03/20/2022*	200,000	221,000

Real Estate Operations & Development - 0.5%

Agile Property Holdings, Ltd. Senior Sec. Notes 9.88% due 03/20/2017	350,000	393,750
China Overseas Finance Cayman IV, Ltd. Company Guar. Notes 4.88% due 02/15/2017	410,000	443,278
Country Garden Holdings Co., Ltd. Senior Notes 11.13% due 02/23/2018	410,000	471,500

Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*		2,025,000	2,025,000

			3,333,528

Retail-Major Department Stores - 0.1%

LS Finance 2017, Ltd. Company Guar. Notes 5.25% due 01/26/2017		330,000	356,833

Satellite Telecom - 0.3%

Intelsat Luxembourg SA Company Guar. Notes 11.50% due 02/04/2017(3)		1,725,000	1,830,656

Savings & Loans/Thrifts - 0.2%

RBS Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*		1,142,000	1,159,821

Semiconductor Equipment - 0.0%

MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. Company Guar. Notes 10.50% due 04/15/2018		160,000	179,600

Sovereign - 0.2%

Perusahaan Penerbit SBSN Senior Notes 3.30% due 11/21/2022*		950,000	989,598

Special Purpose Entity - 0.0%

Hellas Telecommunications Luxembourg II FRS Sub. Notes 6.03% due 01/15/2015*†(4)(5)(9)(10)		560,000	0

Steel-Producers - 0.1%

Severstal OAO Via Steel Capital SA Senior Notes 5.90% due 10/17/2022*		475,000	467,875

Telecom Services - 0.3%

UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/2020*		1,200,000	1,287,000
Wind Acquisition Holdings Finance SA Senior Sec. Notes 12.25% due 07/15/2017*(3)		875,531	864,587

			2,151,587

Telephone-Integrated - 0.4%

Nippon Telegraph & Telephone Corp. Senior Notes 1.40% due 07/18/2017		953,000	966,141
Oi SA Senior Notes 5.75% due 02/10/2022		600,000	621,000
Oi SA Senior Notes 9.75% due 09/15/2016*	BRL	530,000	261,304
Telefonica Emisiones SAU Company Guar. Notes 5.46% due 02/16/2021		467,000	474,005

			2,322,450

Television - 0.0%

Myriad International Holding BV Company Guar. Notes 6.38% due 07/28/2017		200,000	227,000

Therapeutics - 0.3%

Warner Chilcott Co. LLC Company Guar. Notes 7.75% due 09/15/2018		2,090,000	2,210,175

Transport-Marine - 0.0%

SCF Capital, Ltd. Company Guar. Notes 5.38% due 10/27/2017		280,000	280,143

Transport-Rail - 0.2%

Kazakhstan Temir Zholy Finance BV Company Guar. Notes 6.38% due 10/06/2020		705,000	841,093
RZD Capital, Ltd. Senior Notes 5.70% due 04/05/2022		400,000	447,880

			1,288,973

Transport-Services - 0.1%

Transnet SOC, Ltd. Senior Notes 4.00% due 07/26/2022*		600,000	598,500

Web Portals/ISP - 0.0%

Baidu, Inc. Senior Notes 3.50% due 11/28/2022		258,000	261,127

Total Foreign Corporate Bonds & Notes (cost $71,757,511)			73,622,262

FOREIGN GOVERNMENT AGENCIES - 19.0%
Regional Authority - 0.2%

Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017		1,003,000	1,020,552
Province of British Columbia Senior Notes 2.85% due 06/15/2015		479,000	507,884

			1,528,436

Sovereign - 18.5%

Arab Republic of Egypt Senior Notes 5.75% due 04/29/2020		620,000	644,800
Arab Republic of Egypt Senior Notes 6.88% due 04/30/2040		550,000	547,250
Commonwealth of Jamaica Senior Notes 8.00% due 06/24/2019		275,000	269,500
Commonwealth of Jamaica Senior Notes 8.00% due 03/15/2039		250,000	221,250

Dominican Republic Senior Notes 7.50% due 05/06/2021		390,000	455,910
Dominican Republic Senior Notes 9.04% due 01/23/2018		415,331	470,570
European Union Senior Notes 3.25% due 04/04/2018	EUR	151,000	220,996
Export Credit Bank of Turkey Bonds 5.38% due 11/04/2016		350,000	381,500
Federative Republic of Brazil Senior Notes 4.88% due 01/22/2021		1,980,000	2,396,790
Federative Republic of Brazil Senior Notes 5.63% due 01/07/2041		917,000	1,210,440
Federative Republic of Brazil Senior Notes 8.50% due 01/05/2024	BRL	1,240,000	684,762
Federative Republic of Brazil Senior Notes 8.75% due 02/04/2025		560,000	917,840
Federative Republic of Brazil Bonds 10.13% due 05/15/2027		500,000	921,250
Government of Australia Senior Notes 5.75% due 05/15/2021	AUD	1,760,000	2,208,545
Government of Canada Senior Notes 0.88% due 02/14/2017		803,000	811,432
Government of Canada Bonds 4.25% due 06/01/2018	CAD	305,000	354,286
Government of Canada Bonds 5.75% due 06/01/2029	CAD	1,840,000	2,782,274
Government of Romania Senior Notes 6.75% due 02/07/2022*		1,110,000	1,311,076
Government of Romania Senior Notes 6.75% due 02/07/2022		600,000	708,690
Government of Ukraine Senior Notes 7.95% due 02/23/2021		430,000	456,247
Kingdom of Norway Bonds 3.75% due 05/25/2021	NOK	24,575,000	4,956,259
Kingdom of Sweden Bonds 3.50% due 06/01/2022	SEK	16,350,000	2,893,967
Lebanese Republic Senior Notes 5.00% due 10/12/2017		1,330,000	1,330,000
Lebanese Republic Senior Notes 6.60% due 11/27/2026		1,742,000	1,755,065
Lebanese Republic Senior Notes 8.25% due 04/12/2021		1,000,000	1,150,000
Northern Territory Treasury Corp. Local Government Guar. Notes 5.75% due 11/20/2016	AUD	2,100,000	2,376,934
Oriental Republic of Uruguay Senior Notes 7.63% due 03/21/2036		680,000	1,053,320
Oriental Republic of Uruguay Senior Notes 7.88% due 01/15/2033		600,000	929,100
Republic of Argentina Senior Notes 2.50% due 12/31/2038(6)		1,072,637	349,680
Republic of Argentina Senior Notes 7.00% due 04/17/2017		450,000	352,125
Republic of Argentina Senior Notes 8.28% due 12/31/2033		1,956,946	1,232,876
Republic of Argentina Senior Notes 8.75% due 06/02/2017		420,000	331,800
Republic of Austria Senior Notes 4.15% due 03/15/2037*	EUR	620,000	1,025,344
Republic of Belarus Bonds 8.75% due 08/03/2015		950,000	954,750
Republic of Belarus Senior Notes 8.95% due 01/26/2018		560,000	555,240
Republic of Chile Senior Notes 2.25% due 10/30/2022		1,171,000	1,164,559
Republic of Colombia Senior Notes 4.38% due 07/12/2021		1,750,000	2,024,750
Republic of Colombia Senior Notes 6.13% due 01/18/2041		1,408,000	1,943,040
Republic of Colombia Senior Notes 7.38% due 03/18/2019		620,000	817,470
Republic of Colombia Senior Notes 7.38% due 09/18/2037		400,000	623,200

Republic of Colombia Senior Notes 8.13% due 05/21/2024	800,000	1,203,200
Republic of Croatia Senior Notes 6.38% due 03/24/2021	450,000	515,700
Republic of Croatia Senior Notes 6.63% due 07/14/2020	370,000	426,473
Republic of El Salvador Senior Notes 5.88% due 01/30/2025*	350,000	351,972
Republic of El Salvador Senior Notes 7.38% due 12/01/2019	700,000	796,250
Republic of El Salvador Senior Notes 7.63% due 02/01/2041	850,000	945,625
Republic of Hungary Senior Notes 4.75% due 02/03/2015	400,000	409,532
Republic of Hungary Senior Notes 6.25% due 01/29/2020	580,000	637,413
Republic of Hungary Senior Notes 6.38% due 03/29/2021	1,020,000	1,125,825
Republic of Hungary Bonds 7.50% due 10/24/2013	HUF 220,000,000	1,031,527
Republic of Hungary Senior Notes 7.63% due 03/29/2041	420,000	480,900
Republic of Indonesia Bonds 3.75% due 04/25/2022	570,000	612,750
Republic of Indonesia Senior Notes 4.88% due 05/05/2021	1,380,000	1,593,900
Republic of Indonesia Bonds 5.25% due 01/17/2042	1,266,000	1,485,005
Republic of Indonesia Senior Notes 5.88% due 03/13/2020	400,000	484,000
Republic of Indonesia Senior Notes 7.75% due 01/17/2038	330,000	502,425
Republic of Indonesia Senior Notes 8.50% due 10/12/2035	410,000	661,125
Republic of Indonesia Senior Notes 11.63% due 03/04/2019	780,000	1,185,600
Republic of Ivory Coast Senior Notes 3.75% due 12/31/2032†(6)(9)	700,000	637,000
Republic of Latvia Senior Notes 5.25% due 06/16/2021	550,000	637,313
Republic of Lithuania Senior Notes 5.13% due 09/14/2017	430,000	483,750
Republic of Lithuania Senior Notes 6.63% due 02/01/2022	600,000	763,500
Republic of Lithuania Senior Notes 7.38% due 02/11/2020	750,000	969,375
Republic of Panama Senior Notes 6.70% due 01/26/2036	850,000	1,212,100
Republic of Panama Senior Notes 7.13% due 01/29/2026	630,000	897,750
Republic of Peru Senior Notes 5.63% due 11/18/2050	300,000	392,850
Republic of Peru Senior Notes 6.55% due 03/14/2037	643,000	940,388
Republic of Peru Senior Notes 7.13% due 03/30/2019	670,000	879,375
Republic of Peru Senior Notes 7.35% due 07/21/2025	981,000	1,432,260
Republic of Peru Senior Notes 8.75% due 11/21/2033	800,000	1,403,600
Republic of Poland Senior Notes 3.00% due 03/17/2023	2,520,000	2,517,052
Republic of Poland Bonds 4.75% due 04/25/2017	PLN 1,700,000	566,514

Republic of Poland Senior Notes 5.00% due 03/23/2022	1,105,000	1,305,668
Republic of Poland Senior Notes 5.13% due 04/21/2021	500,000	592,980
Republic of Poland Bonds 5.25% due 10/25/2020	PLN 5,400,000	1,881,077
Republic of Serbia Notes 6.75% due 11/01/2024(6)	280,000	283,500
Republic of Serbia Senior Notes 7.25% due 09/28/2021	300,000	338,250
Republic of Singapore Senior Notes 2.25% due 06/01/2021	SGD 1,500,000	1,335,745
Republic of Singapore Senior Notes 2.38% due 04/01/2017	SGD 1,475,000	1,310,168
Republic of Slovenia Senior Notes 5.50% due 10/26/2022*	400,000	399,160
Republic of South Africa Senior Notes 4.67% due 01/17/2024	1,050,000	1,192,275
Republic of South Africa Bonds 5.88% due 05/30/2022	200,000	248,540
Republic of South Africa Bonds 6.75% due 03/31/2021	ZAR 5,000,000	565,919
Republic of South Africa Bonds 10.50% due 12/21/2026	ZAR 3,800,000	534,868
Republic of Sri Lanka Senior Notes 5.88% due 07/25/2022*	480,000	514,800
Republic of Sri Lanka Senior Notes 6.25% due 10/04/2020	614,000	672,330
Republic of Sri Lanka Senior Notes 6.25% due 07/27/2021	680,000	744,125
Republic of Sri Lanka Notes 7.40% due 01/22/2015	789,000	853,106
Republic of the Philippines Senior Notes 6.38% due 10/23/2034	1,030,000	1,455,905
Republic of the Philippines Senior Notes 7.75% due 01/14/2031	2,230,000	3,450,925
Republic of the Philippines Senior Notes 9.50% due 02/02/2030	520,000	910,000
Republic of the Philippines Senior Notes 9.88% due 01/15/2019	270,000	392,850
Republic of the Philippines Senior Notes 10.63% due 03/16/2025	775,000	1,365,937
Republic of Turkey Senior Notes 6.75% due 04/03/2018	500,000	605,625
Republic of Turkey Senior Notes 6.88% due 03/17/2036	380,000	523,298
Republic of Turkey Senior Notes 7.00% due 09/26/2016	765,000	898,875
Republic of Turkey Notes 7.25% due 03/15/2015	820,000	918,810
Republic of Turkey Senior Notes 7.38% due 02/05/2025	710,000	976,250
Republic of Turkey Senior Notes 7.50% due 07/14/2017	710,000	867,620
Republic of Turkey Bonds 9.50% due 01/12/2022	TRY 1,060,000	695,257
Republic of Turkey Senior Notes 11.88% due 01/15/2030	1,000,000	1,994,000
Republic of Ukraine Bonds 6.75% due 11/14/2017	1,000,000	998,656
Republic of Ukraine Senior Notes 7.80% due 11/28/2022*	1,280,000	1,308,800
Republic of Uruguay Notes 8.00% due 11/18/2022	817,594	1,191,643
Republic of Venezuela Senior Notes 11.75% due 10/21/2026	850,000	890,800
Republic of Venezuela Senior Notes 11.95% due 08/05/2031	600,000	634,500
Republic of Venezuela Senior Notes 12.75% due 08/23/2022	1,330,000	1,487,605

Russian Federation Senior Notes 3.63% due 04/29/2015		800,000	847,528
Russian Federation Senior Notes 4.50% due 04/04/2022		800,000	905,200
Russian Federation Senior Notes 5.63% due 04/04/2042		1,200,000	1,491,000
Russian Federation Senior Notes 7.50% due 03/31/2030(6)		1,383,375	1,758,408
Russian Federation Bonds 7.85% due 03/10/2018		RUB 15,000,000	526,779
United Mexican States Senior Notes 3.63% due 03/15/2022		1,050,000	1,156,313
United Mexican States Senior Notes 5.13% due 01/15/2020		780,000	933,660
United Mexican States Senior Notes 6.05% due 01/11/2040		640,000	864,640
United Mexican States Series A Senior Notes 6.75% due 09/27/2034		850,000	1,225,275
United Mexican States Bonds 7.25% due 12/15/2016		MXN 31,980,000	2,669,452
United Mexican States Series A Senior Notes 7.50% due 04/08/2033		140,000	214,200
United Mexican States Senior Notes 8.30% due 08/15/2031		1,100,000	1,782,000

			122,691,258

Sovereign Agency - 0.3%

Eskom Holdings SOC, Ltd. Senior Notes 5.75% due 01/26/2021		400,000	448,000
Financing of Infrastructural Projects State Enterprise Government Guar. Bonds 7.40% due 04/20/2018		860,000	774,011
Vnesheconombank Via VEB Finance PLC Senior Notes 6.03% due 07/05/2022*		700,000	783,426

			2,005,437

Total Foreign Government Agencies (cost $119,317,148)			126,225,131

FOREIGN GOVERNMENT TREASURIES - 0.6%
Sovereign - 0.6%

United Kingdom Gilt Treasury Bonds 4.75% due 03/07/2020	GBP	1,055,000	2,099,804
United Kingdom Gilt Treasury Bonds 5.00% due 03/07/2025	GBP	990,000	2,108,204

Total Foreign Government Treasuries (cost $4,159,724)			4,208,008

U.S. GOVERNMENT AGENCIES - 15.1%
Federal Home Loan Mtg. Corp. - 4.2%

3.00% due 08/01/2027		2,125,802	2,238,472
3.00% due 10/01/2042		1,405,768	1,488,074
3.50% due 11/01/2041		1,614,010	1,717,911
3.50% due 02/01/2042		970,340	1,047,664
3.50% due 03/01/2042		646,531	690,374
3.50% due 04/01/2042		1,122,796	1,195,076
3.50% due 08/01/2042		989,325	1,069,707
4.00% due 09/01/2040		258,440	275,769
4.50% due 02/01/2020		95,281	101,842
4.50% due 08/01/2020		34,558	36,938
4.50% due 03/01/2023		221,762	239,042
4.50% due 01/01/2039		111,108	118,933
4.50% due 10/01/2039		1,223,895	1,310,086
4.50% due 06/01/2040		934,771	1,033,026
4.50% due 09/01/2040		2,855,830	3,067,659
5.00% due 09/01/2018		144,547	155,924
5.00% due 07/01/2020		107,679	116,272
5.00% due 05/01/2034		233,648	259,704
5.00% due 02/01/2035		21,549	23,231
5.00% due 07/01/2035		83,233	89,628
5.00% due 11/01/2035		192,062	206,818
5.00% due 03/01/2038		198,836	213,367
5.00% due 05/01/2038		67,664	72,609
5.00% due 09/01/2038		534,270	573,315
5.00% due 03/01/2039		447,374	483,913
5.00% due 07/01/2040		1,255,073	1,353,658
5.50% due 06/01/2022		132,057	142,462
5.50% due 07/01/2035		87,011	94,362
5.50% due 05/01/2037		166,171	179,328
5.50% due 06/01/2037		7,217	7,788
5.50% due 10/01/2037		890,701	961,222
5.50% due 12/01/2037		115,878	125,053
5.50% due 01/01/2038		149,539	161,659
5.50% due 02/01/2038		159,244	171,852
5.50% due 04/01/2038		2,950,763	3,183,324
5.50% due 07/01/2038		351,401	379,004
6.00% due 01/01/2030		5,431	6,046
6.00% due 02/01/2032		5,450	6,049
6.00% due 05/01/2037		7,654	8,333
6.00% due 10/01/2037		103,596	112,786
6.00% due 10/01/2039		1,175,369	1,278,161
6.00% due 03/01/2040		406,756	443,473
6.50% due 07/01/2029		1,553	1,824
6.50% due 12/01/2035		433	493
6.50% due 02/01/2036		47,591	54,152
6.50% due 11/01/2037		103,569	118,014
7.00% due 06/01/2029		7,517	8,982
Federal Home Loan Mtg. Corp. REMIC
Series 3980, Class LC
3.50% due 01/15/2042(1)		919,852	926,720
Series 2626, Class SP
6.44% due 02/15/2018(1)(13)		4,306,494	207,711

			27,757,810

Federal National Mtg. Assoc. - 10.5%

3.00% due 10/01/2027		2,520,957	2,662,431
3.00% due 03/01/2042		561,571	591,391
3.00% due 06/01/2042		757,759	797,996

3.50% due 08/01/2027	744,339	795,304
3.50% due 01/01/2042	1,942,527	2,075,469
3.50% due 02/01/2042	1,824,846	1,974,255
3.50% due 05/01/2042	944,932	1,011,963
3.50% due 06/01/2042	486,932	521,474
3.50% due 07/01/2042	1,205,129	1,290,617
3.50% due 09/01/2042	987,954	1,058,037
4.00% due 06/01/2039	702,742	788,294
4.00% due 09/01/2040	2,003,193	2,148,782
4.00% due 10/01/2040	1,058,621	1,135,560
4.00% due 11/01/2040	4,024,172	4,316,643
4.00% due 03/01/2041	1,333,090	1,429,977
4.00% due 09/01/2041	1,898,103	2,036,647
4.00% due 10/01/2041	855,354	917,787
4.00% due 11/01/2041	2,267,439	2,432,942
4.00% due 01/01/2042	776,771	833,468
4.50% due 06/01/2019	70,118	75,608
4.50% due 01/01/2039	87,293	94,092
4.50% due 12/01/2039	2,160,603	2,424,746
4.50% due 07/01/2040	795,473	870,102
4.50% due 08/01/2040	566,033	611,884
4.50% due 09/01/2040	1,535,895	1,660,309
4.50% due 11/01/2040	240,945	260,463
4.50% due 03/01/2041	1,702,124	1,843,195
4.50% due 07/01/2041	1,528,639	1,655,332
5.00% due 03/15/2016	163,000	187,166
5.00% due 01/01/2023	175,397	190,144
5.00% due 04/01/2023	159,805	173,241
5.00% due 04/01/2035	1,107,734	1,204,958
5.00% due 01/01/2037	36,512	39,579
5.00% due 03/01/2037	51,815	56,379
5.00% due 05/01/2037	8,440	9,149
5.00% due 06/01/2037	143,907	155,998
5.00% due 07/01/2037	156,008	169,115
5.00% due 09/01/2039	1,703,314	1,888,101
5.00% due 05/01/2040	1,192,333	1,304,897
5.00% due 07/01/2040	2,020,541	2,241,463
5.00% due 08/01/2040	1,029,053	1,120,657
5.50% due 03/01/2018	5,605	6,048
5.50% due 11/01/2022	56,319	61,010
5.50% due 01/01/2029	4,829	5,267
5.50% due 05/01/2029	8,769	9,609
5.50% due 12/01/2029	596,095	648,759
5.50% due 06/01/2034	77,835	85,199
5.50% due 08/01/2034	440,707	482,398
5.50% due 03/01/2035	821,328	899,024
5.50% due 04/01/2036	411,543	449,960
5.50% due 09/01/2036	504,534	549,108
5.50% due 11/01/2036	15,743	17,134
5.50% due 12/01/2036	1,769,443	1,934,617
5.50% due 04/01/2037	87,158	94,763
5.50% due 08/01/2037	2,343,741	2,555,960
5.50% due 03/01/2038	148,355	161,277
5.50% due 06/01/2038	1,556,499	1,692,067
5.50% due 06/01/2039	590,803	642,353
6.00% due 02/01/2032	16,871	18,920
6.00% due 10/01/2034	1,107	1,238
6.00% due 10/01/2035	251,424	278,076
6.00% due 06/01/2037	578,309	635,546
6.00% due 07/01/2037	49,053	53,908
6.00% due 08/01/2037	151,950	166,989
6.00% due 10/01/2037	83,515	92,590
6.00% due 11/01/2037	991,662	1,089,810
6.00% due 09/01/2038	428,739	471,650
6.00% due 11/01/2038	1,418,259	1,558,628
6.00% due 12/01/2038	1,465,497	1,607,337
6.50% due 12/01/2031	21,072	24,997
6.50% due 02/01/2035	67,538	80,462
6.50% due 07/01/2036	71,869	81,013
6.50% due 11/01/2037	169,849	202,764
6.50% due 10/01/2038	835,430	940,633
8.50% due 08/01/2031	2,297	2,424
Federal National Mtg. Assoc. REMIC
Series 2010-112, Class AB
4.00% due 11/25/2035(1)	1,320,754	1,332,817
Series 2010-6, Class DG
5.00% due 11/25/2037(1)	2,472,147	2,501,845
Federal National Mtg. Assoc. STRIPS zero coupon due 05/25/2040(1)	1,095,973	1,045,664

		69,537,479

Government National Mtg. Assoc. - 0.4%

5.50% due 08/15/2039	1,155,973	1,270,451
6.00% due 08/15/2039	1,232,377	1,389,273

		2,659,724

Total U.S. Government Agencies (cost $97,555,889)		99,955,013

U.S. GOVERNMENT TREASURIES - 3.8%
United States Treasury Bonds - 0.4%

3.00% due 05/15/2042	1,126,000	1,177,726
3.13% due 02/15/2042	304,000	326,230
5.25% due 11/15/2028	547,000	771,270

		2,275,226

United States Treasury Notes - 3.4%

0.25% due 03/31/2014	3,688,000	3,689,007
0.25% due 09/30/2014	822,000	822,000
0.25% due 11/30/2014	460,000	460,000
0.50% due 07/31/2017	223,000	222,320
0.63% due 05/31/2017	430,000	431,781
0.63% due 08/31/2017	1,179,000	1,181,855
0.63% due 09/30/2017	2,013,000	2,016,144
0.75% due 10/31/2017	1,115,000	1,122,927
1.00% due 03/31/2017	788,000	804,314
1.63% due 08/15/2022	3,533,000	3,551,492
1.63% due 11/15/2022	215,000	215,370
1.75% due 07/31/2015	5,700,000	5,916,868
2.00% due 02/15/2022	191,000	199,729
2.13% due 05/31/2015	1,005,000	1,050,539
2.38% due 08/31/2014	750,000	777,627
3.63% due 08/15/2019	52,000	61,055
3.88% due 05/15/2018	57,000	66,659

		22,589,687

Total U.S. Government Treasuries (cost $24,741,990)		24,864,913

LOANS(5)(14)(15) - 0.5%
Casino Hotels - 0.2%

Tropicana Entertainment Term Loan 7.50% due 03/16/2018	995,000	1,004,328

Communications Software - 0.1%

CompuCom Systems, Inc. Term Loan 10.25% due 10/01/2019	800,000	792,000

Gambling (Non-Hotel) - 0.0%

Northfield Park Associates Term Loan 9.00% due 10/23/2018	262,500	261,844

Pharmacy Services - 0.2%

Axcan Term Loan B 5.50% due 02/17/2017	1,094,500	1,097,920

Total Loans (cost $3,093,151)		3,156,092

MUNICIPAL BONDS & NOTES - 0.3%

Ohio State University Revenue Bonds 4.80% due 06/01/2111	488,000	565,265
Port Authority of New York & New Jersey Revenue Bonds 4.46% due 10/01/2062	815,000	816,989
Port Authority of New York & New Jersey Revenue Bonds 4.93% due 10/01/2051	438,000	492,395

Total Municipal Bonds & Notes (cost $1,736,140)		1,874,649

PREFERRED STOCK - 0.2%
Banks-Commercial - 0.1%

City National Corp. Series C 5.50%	32,500	789,750

Banks-Super Regional - 0.1%

US Bancorp FRS Series A 3.50%	433	372,380

Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(5)	101,000	10

Finance-Mortgage Loan/Banker - 0.0%

Federal Home Loan Mtg. Corp. FRS Series Z 1.00%	5,100	8,262

Total Preferred Stock (cost $1,190,360)		1,170,402

WARRANTS - 0.0%
Oil-Field Services - 0.0%

Green Field Energy Services, Inc. Expires 11/15/2021*	1,430	42,900

Publishing-Periodicals - 0.0%

Reader’s Digest Assoc., Inc. Expires 02/19/2014†(4)(5)	3,043	0

Television - 0.0%

ION Media Networks, Inc. Expires 12/18/2016 (strike price $500.00)†(4)(5)(18)	159	55,650
ION Media Networks, Inc. Expires 12/18/2016 (strike price $687.00)†(4)(5)(18)	157	39,250

		94,900

Total Warrants (cost $27,226)		137,800

Total Long-Term Investment Securities (cost $618,220,691)		637,338,814

SHORT-TERM INVESTMENT SECURITIES - 2.8%
Time Deposits - 2.8%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/03/2012 (cost $18,574,000)	$18,574,000	18,574,000

TOTAL INVESTMENTS (cost $636,794,691)(17)	98.9%	655,912,814
Other assets less liabilities	1.1	7,314,465

NET ASSETS	100.0%	$663,227,279

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2012, the aggregate value of these securities was $141,777,436 representing 21.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Collateralized Mortgage Obligation
(2)	Commercial Mortgage Backed Security
(3)	PIK (“Payment-in-Kind”) Security - Income may be paid in additional securities or cash at the discretion of the issuer.
(4)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(5)	Illiquid security. At November 30, 2012, the aggregate value of these securities was $3,488,353 representing 0.5% of net assets.
(6)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(7)	Company has filed for Chapter 7 bankruptcy.
(8)	Security in default of principal and interest at maturity.
(9)	Security in default

(10)	Company has filed bankruptcy in country of issuance.
(11)	Perpetual maturity – maturity date reflects the next call date.
(12)	Denominated in United States dollars unless otherwise indicated.
(13)	Interest Only
(14)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(15)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(16)	Company has filed for Chapter 11 bankruptcy subsequent to November 30, 2012.
(17)	See Note 5 for cost of investments on a tax basis.
(18)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2012, the Strategic Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
ION Media Networks, Inc.
Strike price $500.00
Warrants	11/11/2010	159	$—	$55,650	$350	0.00%

ION Media Networks, Inc.
Strike price $687.00
Warrants	3/15/2011	157	—	39,250	250	0.00

				$94,900		0.00%

FDIC - Federal Deposit Insurance Corp.

REMIC - Real Estate Mortgage Investment Conduit

STRIPS - Separate Trading of Registered Interest and Principal Securities

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at November 30, 2012 and unless noted otherwise the dates are the original maturity dates.

Currency Legend

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

MXN—Mexican Peso

NOK—Norwegian Krone

PLN—Polish Zloty

RUB—Russian Ruble

SEK—Swedish Krona

SGD—Singapore Dollar

TRY—New Turkish Lira

ZAR—South African Rand

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities:
Diversified Financial Services	$—	$20,947,875	$2,416,439	$23,364,314
U.S. Corporate Bonds & Notes:
Airlines	—	—	517,850	517,850
Electric-Generation	—	3,780,308	411,137	4,191,445
Electric-Integrated	—	5,598,040	243,352	5,841,392
Gambling (Non-Hotel)	—	—	237,265	237,265
Non-Ferrous Metals	—	—	0	0
Recycling	—	—	61	61
Rubber/Plastic Products	—	—	0	0
Other Industries*	—	267,972,217	—	267,972,217
Foreign Corporate Bonds & Notes:
Independent Power Producers	—	538,800	0	538,800
Special Purpose Entity	—	—	0	0
Other Industries*	—	73,083,462	—	73,083,462
Foreign Government Agencies:
Sovereign	—	122,691,258	—	122,691,258
Other Foreign Government Agencies*	—	3,533,873	—	3,533,873
Foreign Government Treasuries	—	4,208,008	—	4,208,008
U.S. Government Agencies:
Federal National Mtg. Assoc.	—	69,537,479	—	69,537,479
Other U.S. Government Agencies*	—	30,417,534	—	30,417,534
U.S. Government Treasuries	—	24,864,913	—	24,864,913
Loans:
Casino Hotels	—	1,004,328	—	1,004,328
Communications Software	—	—	792,000	792,000
Gambling (Non-Hotel)	—	—	261,844	261,844
Pharmacy Services	—	—	1,097,920	1,097,920
Municipal Bonds & Notes	—	1,874,649	—	1,874,649
Preferred Stock:
Finance-Investment Banker/Broker	—	10	—	10
Other Industries*	1,170,392	—	—	1,170,392
Warrants:
Oil-Field Services	—	42,900	—	42,900
Publishing-Periodicals	—	—	0	0
Television	—	—	94,900	94,900
Short-Term Investment Securities:
Time Deposits	—	18,574,000	—	18,574,000

Total	$1,170,392	$648,669,654	$6,072,768	$655,912,814

*	Sum of all other industries or U.S. Government Agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or U.S. government agency classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS – November 30, 2012 – (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (“the Board”), etc.).

Level 3—Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Funds’ net assets as of November 30, 2012 are reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges for which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, each Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available and are generally categorized as Level 2 or Level 3 depending on the observability of inputs. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Senior Secured Floating Rate Loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service, and are generally categorized as Level 2 or Level 3 depending on the availability of market activity and/or observable market data.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade and are generally categorized as Level 1. Forward Foreign Currency Contracts (“Forward Contracts”) are valued at the 4:00 p.m. eastern time forward rate and are generally categorized as Level 2.

For the Money Market II Fund, securities are valued at amortized cost, which approximates market value and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Money Market II Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market II Fund market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted a policy and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Fund, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Fund’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Note 2. Derivative Instruments

The following tables represent the value of derivatives held as of November 30, 2012, by their primary underlying risk exposure. For a detailed presentation of derivatives held as of November 30, 2012, please refer to the Portfolio of Investments.

	High Yield Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Foreign exchange contracts(2)	$—	$2,349

(1)	The Fund’s derivative contracts held during the period ended November 30, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for forward foreign currency contracts was $583,839.

	Small Cap Value Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts
Future contracts (variation margin)(2)(3)	$—	$27,840

(1)	The Fund’s derivative contracts held during the period ended November 30, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $7,754,873.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(80,542) as reported in the Portfolio of Investments.

	Socially Responsible Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts
Future contracts (variation margin)(2)(3)	$—	$22,230

(1)	The Fund’s derivative contracts held during the period ended November 30, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $19,684,750.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $549,240 as reported in the Portfolio of Investments.

Forward Foreign Currency Contracts: Certain Funds may enter into forward foreign currency contracts (“forward contracts”) for various purposes, including to facilitate settlement of foreign currency denominated Fund transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates, to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance return. During the period ended November 30, 2012, the High Yield Bond Fund used forward contracts to protect securities and related receivables and payables against changes in future foreign exchange rates. As of November 30, 2012, the High Yield Bond Fund had open forward contracts, which are reported on a schedule following the Fund’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Fund as unrealized appreciation or depreciation. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Fund transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures: Certain of the Funds may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning or to enhance income or total return. During the period ended November 30, 2012, the Small Cap Value Fund and Socially Responsible Fund used equity futures contracts to increase or decrease exposure to equity markets. As of November 30, 2012, the following Funds had open futures contracts: Small Cap Value Fund and Socially Responsible Fund, which are reported on a schedule following each Fund’s Portfolio of Investments.

Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Subsequent payments, known as “Variation Margin” are made or received by the Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Funds of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Funds will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Funds since the futures contracts are generally exchange-traded.

Note 3. Repurchase Agreements

As of November 30, 2012, the following Funds held an undivided interest in the joint repurchase agreement with State Street Bank and Trust Co.:

Fund	Percentage Ownership	Principal Amount
Money Market II	1.04%	$3,704,000
Small Cap Value	0.41	1,461,000
Socially Responsible	5.79	20,592,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank and Trust Co., dated November 30, 2012, bearing interest at a rate of 0.01% per annum, with a principal amount of $355,383,000, a repurchase price of $355,383,296 and maturity date of December 3, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	1.50%	06/30/2016	$332,315,000	$358,655,616
U.S. Treasury Bonds	3.13	11/15/2041	3,675,000	3,839,177

As of November 30, 2012, the following Funds held an undivided interest in the joint repurchase agreement with UBS Securities, LLC:

Fund	Percentage Ownership	Principal Amount
Money Market II	10.77%	$10,774,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities, LLC, dated November 30, 2012, bearing interest at a rate of 0.19% per annum, with a principal amount of $100,000,000, a repurchase price of $100,001,583 and maturity date of December 3, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Notes	1.88%	07/15/2015	$78,311,000	$102,000,078

Note 4. Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Funds own securities issued by American International Group (“AIG”) or an affiliate thereof. During the period ended November 30, 2012, transactions in these securities were as follows:

Aggressive Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Market Value at 08/31/12	Cost of Purchases †	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 11/30/12
VALIC Co. I Blue Chip Growth Fund	$—	$—	$8,486,857	$4,489,964	$—	$—	$53,586	$13,030,407
VALIC Co. I Capital Conservation Fund	—	—	16,558,371	—	10,634,671	385,160	(334,467)	5,974,393
VALIC Co. I Dividend Value Fund	—	—	24,981,634	9,112,766	—	—	46,001	34,140,401
VALIC Co. I Emerging Economies Fund	—	—	23,424,055	17,366,274	—	—	2,143,081	42,933,410
VALIC Co. I Foreign Value Fund	—	—	—	4,406,129	88,281	1,092	(4,919)	4,314,021
VALIC Co. I Global Real Estate Fund	—	—	11,675,272	6,831,478	200,270	53,062	546,614	18,906,156
VALIC Co. I Government Securities Fund	—	—	15,721,779	—	8,683,370	54,711	(62,178)	7,030,942
VALIC Co. I Inflation Protected Fund	2,758	—	2,472,692	29,877	—	—	39,445	2,542,014
VALIC Co. I International Equities Fund	—	—	6,796,238	36,374	101,772	18,108	398,048	7,146,996
VALIC Co. I International Growth I Fund	—	—	7,027,629	16,410	40,675	4,392	439,338	7,447,094
VALIC Co. I Mid Cap Strategic Growth Fund	—	—	1,236,180	9,368	7,950	(162)	22,859	1,260,295
VALIC Co. I Nasdaq-100 Index Fund	—	—	10,102,639	96,818	—	—	(322,743)	9,876,714
VALIC Co. I Science & Technology Fund	—	—	8,394,957	199,850	—	—	(143,633)	8,451,174
VALIC Co. I Small Cap Special Values Fund	—	—	3,005,040	4,487,585	—	—	14,732	7,507,357
VALIC Co. I Stock Index Fund	—	—	73,534,032	10,364,036	22,450,078	2,494,741	(1,135,467)	62,807,264
VALIC Co. II Capital Appreciation Fund	—	—	10,971,851	113,924	—	—	139,141	11,224,916
VALIC Co. II Core Bond Fund	—	—	44,421,650	2,296,983	18,421,819	1,032,772	(655,939)	28,673,647
VALIC Co. II High Yield Bond Fund	—	—	2,049,115	2,228,705	—	—	79,240	4,357,060
VALIC Co. II Mid Cap Growth Fund	—	—	4,163,987	118,103	—	—	(42,859)	4,239,231
VALIC Co. II Mid Cap Value Fund	—	—	16,906,034	9,063,183	41,422	19,882	714,841	26,662,518
VALIC Co. II Small Cap Growth Fund	—	—	3,461,999	1,189,836	—	—	(34,046)	4,617,789
VALIC Co. II Small Cap Value Fund	—	—	2,839,845	13,404,765	—	—	(38,241)	16,206,369
VALIC Co. II Strategic Bond Fund	—	—	15,433,599	—	15,577,715	1,331,354	(1,187,238)	—

	$2,758	$—	$313,665,455	$85,862,428	$76,248,023	$5,395,112	$675,196	$329,350,168

†	Includes reinvestment of distributions paid.

Conservative Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Market Value at 08/31/12	Cost of Purchases †	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 11/30/12
VALIC Co. I Blue Chip Growth Fund	$—	$—	$2,831,477	$1,448,694	$—	$—	$18,962	$4,299,133
VALIC Co. I Capital Conservation Fund	—	—	17,105,558	—	7,511,416	250,173	(177,564)	9,666,751
VALIC Co. I Dividend Value Fund	—	—	7,164,897	2,936,766	—	—	5,699	10,107,362
VALIC Co. I Emerging Economies Fund	—	—	5,065,325	5,493,080	—	—	501,633	11,060,038
VALIC Co. I Foreign Value Fund	—	—	—	1,335,348	3,708	46	(1,516)	1,330,170
VALIC Co. I Global Real Estate Fund	—	—	2,251,313	2,075,029	—	—	126,861	4,453,203
VALIC Co. I Government Securities Fund	—	—	11,391,549	—	4,174,503	188,426	(170,468)	7,235,004
VALIC Co. I Inflation Protected Fund	18,625	—	16,696,580	611,280	—	—	271,102	17,578,962
VALIC Co. I International Equities Fund	—	—	829,113	11,788	—	—	50,777	891,678
VALIC Co. I International Government Bond Fund	—	—	2,803,342	68,673	—	—	50,978	2,922,993
VALIC Co. I International Growth I Fund	—	—	1,375,763	45,502	—	—	87,291	1,508,556
VALIC Co. I Nasdaq-100 Index Fund	—	—	868,113	22,473	—	—	(28,395)	862,191
VALIC Co. I Science & Technology Fund	—	—	824,065	25,425	—	—	(14,316)	835,174
VALIC Co. I Small Cap Special Values Fund	—	—	—	1,363,471	—	—	(20,639)	1,342,832
VALIC Co. I Stock Index Fund	—	—	22,445,696	9,368,484	12,611,923	1,046,067	(572,970)	19,675,354
VALIC Co. II Capital Appreciation Fund	—	—	2,874,238	77,925	—	—	35,785	2,987,948
VALIC Co. II Core Bond Fund	—	—	69,109,526	13,934,093	33,733,641	1,949,800	(1,290,433)	49,969,345
VALIC Co. II High Yield Bond Fund	—	—	13,485,087	1,002,993	—	—	379,501	14,867,581
VALIC Co. II Mid Cap Growth Fund	—	—	773,611	42,105	—	—	(8,525)	807,191
VALIC Co. II Mid Cap Value Fund	—	—	5,414,625	2,876,387	—	—	234,386	8,525,398
VALIC Co. II Small Cap Growth Fund	—	—	—	351,078	—	—	(13,809)	337,269
VALIC Co. II Small Cap Value Fund	—	—	—	4,087,031	—	—	(45,449)	4,041,582
VALIC Co. II Strategic Bond Fund	—	—	18,834,596	16,464,182	—	—	678,263	35,977,041

	$18,625	$—	$202,144,474	$63,641,807	$58,035,191	$3,434,512	$97,154	$211,282,756

†	Includes reinvestment of distributions paid.

Moderate Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Market Value at 08/31/12	Cost of Purchases †	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 11/30/12
VALIC Co. I Blue Chip Growth Fund	$—	$—	$10,520,022	$4,869,031	$—	$—	$79,654	$15,468,707
VALIC Co. I Capital Conservation Fund	—	—	28,427,325	—	15,252,212	539,381	(434,846)	13,279,648
VALIC Co. I Dividend Value Fund	—	—	29,154,627	9,889,802	—	—	67,299	39,111,728
VALIC Co. I Emerging Economies Fund	—	—	22,809,811	18,677,199	—	—	2,126,301	43,613,311
VALIC Co. I Foreign Value Fund	—	—	—	4,688,827	76,537	947	(5,254)	4,607,983
VALIC Co. I Global Real Estate Fund	—	—	11,411,305	7,297,512	118,201	47,654	547,885	19,186,155
VALIC Co. I Government Securities Fund	—	—	25,317,560	—	12,264,550	405,396	(393,963)	13,064,443
VALIC Co. I Inflation Protected Fund	18,492	—	16,577,466	369,407	—	—	266,414	17,213,287
VALIC Co. I International Equities Fund	—	—	5,975,838	74,724	77,576	(2,045)	368,320	6,339,261
VALIC Co. I International Government Bond Fund	—	—	3,182,458	33,924	—	—	57,792	3,274,174
VALIC Co. I International Growth I Fund	—	—	6,616,278	36,483	27,413	2,960	415,153	7,043,461
VALIC Co. I Mid Cap Strategic Growth Fund	—	—	1,067,244	12,835	14,112	(288)	19,854	1,085,533
VALIC Co. I Nasdaq-100 Index Fund	—	—	10,345,941	124,739	—	—	(331,586)	10,139,094
VALIC Co. I Science & Technology Fund	—	—	9,562,716	270,401	—	—	(165,108)	9,668,009
VALIC Co. I Small Cap Special Values Fund	—	—	2,297,625	4,736,110	—	—	(8,758)	7,024,977
VALIC Co. I Stock Index Fund	—	—	82,933,808	18,313,589	24,936,887	2,997,398	(1,444,691)	77,863,217
VALIC Co. II Capital Appreciation Fund	—	—	11,939,869	205,618	—	—	150,198	12,295,685
VALIC Co. II Core Bond Fund	—	—	96,300,997	10,137,620	32,137,974	2,177,171	(1,267,218)	75,210,596
VALIC Co. II High Yield Bond Fund	—	—	17,122,086	2,525,255	—	—	496,028	20,143,369
VALIC Co. II Mid Cap Growth Fund	—	—	4,575,853	174,137	—	—	(48,177)	4,701,813
VALIC Co. II Mid Cap Value Fund	—	—	23,235,946	9,851,538	—	—	992,010	34,079,494
VALIC Co. II Small Cap Growth Fund	—	—	2,870,460	1,232,855	—	—	(38,205)	4,065,110
VALIC Co. II Small Cap Value Fund	—	—	2,267,144	14,277,872	—	—	(70,480)	16,474,536
VALIC Co. II Strategic Bond Fund	—	—	27,851,265	3,389,765	—	—	709,569	31,950,599

	$18,492	$—	$452,363,644	$111,189,243	$84,905,462	$6,168,574	$2,088,191	$486,904,190

†	Includes reinvestment of distributions paid.

Note 5. Federal Income Taxes

As of November 30, 2012, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Aggressive Growth Lifesyle	$310,027,388	$25,491,977	$(6,169,197)	$19,322,780
Capital Appreciation	53,330,356	7,701,334	(651,159)	7,050,175
Conservative Growth Lifestyle	200,086,236	12,395,747	(1,199,227)	11,196,520
Core Bond	586,465,260	20,180,593	(1,646,087)	18,534,506
High Yield Bond	312,582,956	20,671,617	(10,859,820)	9,811,797
International Opportunities	433,446,740	63,151,604	(13,256,162)	49,895,442
Large Cap Value	135,514,612	18,464,315	(5,241,687)	13,222,628
Mid Cap Growth	120,188,561	12,853,437	(4,839,184)	8,014,253
Mid Cap Value	696,128,620	91,537,562	(33,189,106)	58,348,456
Moderate Growth Lifestyle	456,195,126	37,406,491	(6,697,427)	30,709,064
Money Market	178,064,567	—	—	—
Small Cap Growth	80,670,245	9,603,173	(8,322,957)	1,280,216
Small Cap Value	410,684,566	62,826,580	(28,175,387)	34,651,193
Socially Responsible	475,530,574	77,805,089	(19,100,205)	58,704,884
Strategic Bond	636,976,136	25,706,585	(6,769,907)	18,936,678

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company II

By:	/s/ Kurt Bernlohr
Kurt Bernlohr
President

Date:	January 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kurt Bernlohr
Kurt Bernlohr
President

Date:	January 28, 2013

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	January 28, 2013